AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON APRIL 22, 2008

                                                              File No. 033-50718
                                                              File No. 811-07102

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                ACT OF 1933                                 [ ]
                      POST-EFFECTIVE AMENDMENT NO. 74                       [X]
                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                            COMPANY ACT OF 1940                             [ ]
                              AMENDMENT NO. 76                              [X]

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 932-7781

                                  James F. Volk
                               c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and Address of Agent for Service)

                                   Copies to:
         Richard W. Grant, Esquire                   John M. Ford, Esquire
         Morgan, Lewis & Bockius LLP                 Morgan, Lewis & Bockius LLP
         One Oxford Centre                           1701 Market Street
         Pittsburgh, Pennsylvania 15219-6401         Philadelphia, PA 19103-2921

    It is proposed that this filing become effective (check appropriate box):

              [ ] Immediately upon filing pursuant to paragraph (b)
              [ ] On [insert date] pursuant to paragraph (b)
              [X] 60  days after filing pursuant to paragraph (a)(1)
              [ ] On [date] pursuant to paragraph (a)(1)
              [ ] 75 days after filing pursuant to paragraph (a)(2)
              [ ] On [date] pursuant to paragraph (a) of Rule 485.

                       THE ADVISORS' INNER CIRCLE FUND II

                                   PROSPECTUS
                                  MAY 31, 2008

            SMARTGROWTH ETF LIPPER(R) OPTIMAL CONSERVATIVE INDEX FUND
              SMARTGROWTH ETF LIPPER(R) OPTIMAL MODERATE INDEX FUND
               SMARTGROWTH ETF LIPPER(R) OPTIMAL GROWTH INDEX FUND

                                 CLASS A SHARES

                               INVESTMENT ADVISER:
                     HENNION & WALSH ASSET MANAGEMENT, INC.

 THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

The SmartGrowth ETF Lipper(R) Optimal Conservative Index Fund, the SmartGrowth ETF Lipper(R) Optimal Moderate Index Fund and the SmartGrowth ETF Lipper(R) Optimal Growth Index Fund (each, a "Fund," and collectively, the "Funds") are each a separate series of The Advisors' Inner Circle Fund II (the "Trust"), a mutual fund family that offers separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about the Class A Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about each Fund, please see:

                                                                  PAGE
SMARTGROWTH ETF LIPPER(R) OPTIMAL CONSERVATIVE INDEX FUND
   PRINCIPAL INVESTMENT STRATEGIES AND RISKS ...............         2
   PERFORMANCE INFORMATION .................................         5
   FUND FEES AND EXPENSES ..................................         5
SMARTGROWTH ETF LIPPER(R) OPTIMAL MODERATE INDEX FUND
   PRINCIPAL INVESTMENT STRATEGIES AND RISKS ...............         7
   PERFORMANCE INFORMATION .................................        10
   FUND FEES AND EXPENSES ..................................        10
SMARTGROWTH ETF LIPPER(R) OPTIMAL GROWTH INDEX FUND
   PRINCIPAL INVESTMENT STRATEGIES AND RISKS ...............        12
   PERFORMANCE INFORMATION .................................        15
   FUND FEES AND EXPENSES ..................................        15
MORE INFORMATION ABOUT PRINCIPAL RISK ......................        17
MORE INFORMATION ABOUT FUND INVESTMENTS ....................        17
INFORMATION ABOUT PORTFOLIO HOLDINGS .......................        18
INVESTMENT ADVISER .........................................        18
PORTFOLIO MANAGER ..........................................        19
PURCHASING AND SELLING FUND SHARES .........................        19
DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS ........        29
PAYMENTS TO FINANCIAL INTERMEDIARIES .......................        30
OTHER POLICIES .............................................        31
DIVIDENDS AND DISTRIBUTIONS ................................        33
TAXES ......................................................        34
HOW TO OBTAIN MORE INFORMATION ABOUT THE FUNDS .............   Back Cover

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund invests in exchange-traded funds ("ETFs"), which are pooled investment vehicles such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. The Funds may also invest in exchange- traded notes ("ETNs") which are debt securities of an issuer that are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. The investment adviser invests Fund assets in a way that it believes will help each Fund achieve its goal of tracking its respective index. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. You could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the ETNs or the ETFs held by the Fund. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the ETNs or the types of investments an underlying ETF owns and the markets in which they trade. The effect on a Fund of a change in the value of a single investment of on an underlying ETF will depend on how widely the underlying ETF diversifies its holdings.

The Funds each track the performance of a separate index of ETFs and ETNs, as described below. These indices were developed by Lipper(R) in December 2006 and cover a range of investor risk profiles.

-----------------------------------------------------------------------------------------------------------------
SmartGrowth ETF Lipper(R) Optimal Conservative Index Fund    LIPPER(R) OPTIMAL CONSERVATIVE INDEX - a target risk
                                                             benchmark consisting of a select group of ETFs and
                                                             ETNs, rebalanced quarterly, designed to maximize
                                                             returns given a low degree of volatility.

-----------------------------------------------------------------------------------------------------------------
SmartGrowth ETF Lipper(R) Optimal Moderate Index Fund        LIPPER(R) OPTIMAL MODERATE INDEX - a target risk
                                                             benchmark consisting of a select group of ETFs and
                                                             ETNs, rebalanced quarterly, designed to maximize
                                                             returns given a moderate degree of volatility.

-----------------------------------------------------------------------------------------------------------------
SmartGrowth ETF Lipper(R) Optimal Growth Index Fund          LIPPER(R) OPTIMAL GROWTH INDEX - a target risk
                                                             benchmark consisting of a select group of ETFs and
                                                             ETNs, rebalanced quarterly, designed to maximize
                                                             returns given a high degree of volatility.

-----------------------------------------------------------------------------------------------------------------

                            SMARTGROWTH ETF LIPPER(R)
                         OPTIMAL CONSERVATIVE INDEX FUND

FUND INVESTMENT OBJECTIVE

The Fund's investment objective is to track the performance of the Lipper(R) Optimal Conservative Index.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests in exchange-traded funds ("ETFs") and exchange-traded notes ("ETNs") included in the Lipper(R) Optimal Conservative Index (the "Conservative Index"). The Conservative Index generally is comprised of ETFs and, as a result, the Fund expects to operate as a "fund of funds" (or a "fund of ETFs"). ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. The Conservative Index may also include ETNs, which are debt securities of an issuer that are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Similar to other debt securities, ETNs tend to have a maturity date and are backed only by the credit of the issuer. ETNs are designed to provide investors access to the returns of various market benchmarks, such as a securities index, currency or investment strategy, less fees and expenses. The Fund may also invest in cash and cash equivalents related to cash flows in and out of the Fund.

Hennion & Walsh Asset Management, Inc. (the "Adviser") intends to manage the Fund's investments such that it tracks the performance of the Conservative Index by investing substantially all of the Fund's assets in the ETFs and ETNs that Lipper includes in the Conservative Index, holding each in approximately the same proportion as its weighting in the Conservative Index. However, if the Conservative Index includes one or more ETFs or ETNs that could jeopardize the Fund's status as a regulated investment company ("RIC") under the Internal Revenue Code ("IRC"), the Fund may exclude such ETFs or ETNs from its portfolio and invest in securities not included in the Conservative Index that the Adviser believes provide investment exposure comparable to that provided by the excluded ETFs or ETNs ("Substitute Securities"), or reallocate assets to the ETFs and ETNs in the portfolio on a pro rata basis.

Although the Fund tries to achieve a correlation of at least 95% between the performance of the Conservative Index and the Fund's investment results on an annual basis (before fees and expenses), the Fund's ability to track the Conservative Index is affected by transaction costs and other expenses, changes in the composition of the Conservative Index, investments in Substitute Securities (including the possible imposition of taxes on such Substitute Securities), and by the timing and amount of shareholder purchases and redemptions, among other things.

The Conservative Index is a target risk benchmark consisting of a select group of ETFs and ETNs, rebalanced quarterly, designed to maximize returns given a low degree of volatility. Lipper applies proprietary criteria to select ETFs and ETNs from the available universe that are believed to be distinct, high-quality and tradable instruments. Lipper then applies a statistical methodology to determine what percentage of each selected ETF or ETN should be included in the Conservative Index in order to achieve a maximum total return potential for a relatively low level of risk. Risk is measured using standard deviation. Standard deviation is a measure of how much the value of the Conservative Index has varied over different time periods. The Conservative Index is expected to be associated with a lower level of risk and a lower total return potential than the Moderate Index and the Growth Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, at any time, your investment in the Fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the Fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or because the Adviser did not implement its strategy properly. The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the Fund.

INVESTMENTS IN ETFS - When the Fund invests in ETFs, it will be subject to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETF and the value of the Fund's investment will fluctuate in response to the performance of the ETFs owned by the Fund. In addition to brokerage costs associated with the Fund's purchase and sale of shares of ETFs, ETFs incur fees that are separate from those of the Fund. Accordingly, the Fund's shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. The Fund may invest in ETFs that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940 Act"). These ETFs typically hold commodities, such as gold or oil, currency or other property that is itself not a security.

INVESTMENTS IN ETNS - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. It is expected that the issuer's credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer's credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund's right to redeem its investment in an ETN, which are meant to be held until maturity. There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

INDEX TRACKING RISK - The Fund's return may not match the return of its index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to its index, and also incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, in order to preserve its status as a RIC, the Fund may invest in Substitute Securities, whose returns may not correlate precisely with the returns of the index securities excluded from the Fund's portfolio, or reallocate assets to the ETFs and ETNs in the Fund's portfolio on a pro rata basis if certain ETFs or ETNs contained in its index are excluded from the Fund's portfolio because they do not produce qualifying income under the IRC.

TAX RISK - Although the Fund may seek to minimize this risk by investing in Substitute Securities, there is a risk that the Fund may not qualify to be treated as a RIC for federal income tax purposes because the securities included in its index may produce an impermissible amount of non-qualifying income for purposes of the RIC qualification tests. The RIC qualifying income test is determined on an annual basis, so it is difficult to predict whether the Fund will meet this test if it matches adjustments to its index and such adjustments negatively affect the character of the income received by the Fund under these rules. A mutual fund that is treated as a RIC generally avoids paying corporate level federal and state income tax provided it distributes substantially all of its net investment income and net realized capital gains to its shareholders. If the Fund fails to qualify as a RIC, the Fund will not be permitted to deduct its distributions from its taxable income and would be subject to federal and state corporate income taxes on its taxable income and capital gains. In addition, shareholders would be subject to tax on the distributions paid by the Fund to the extent such distributions come from the Fund's current or accumulated earnings and profits. Such dividend distributions would likely be eligible for the reduced rates applicable to qualified dividend income and corporate shareholders would be eligible for the dividends received deduction. As a result of being taxed as a regular corporation (without the benefits of the dividends paid deduction available if it were treated as a RIC), the Fund would be subject to potentially significant tax liabilities and the amount of cash available for distribution to Fund shareholders would be significantly reduced. Furthermore, the taxes paid by the Fund would have a negative impact on the Fund's performance. Even if the Fund chooses to replace a security that produces non-qualifying income with Substitute Securities that produce qualifying income, there can be no guarantee that the Fund's investments in such Substitute Securities will prevent the Fund from failing to qualify as a RIC.

CONCENTRATION RISK - To the extent the index which the Fund tracks may be concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. The risk of concentrating Fund investments in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

EQUITY RISK - To the extent the ETFs in which the Fund invests hold equity securities, the Fund will be indirectly subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

FIXED INCOME RISK - To the extent the ETFs in which the Fund invests hold fixed income securities, the Fund will be indirectly subject to the risks associated with fixed income investments. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, these risks are often magnified for securities rated below investment grade, often referred to as "junk bonds," and adverse changes in economic conditions or market perception are likely to cause issuers of these securities to be unable to meet their obligations to repay principal and interest to investors.

SMALL- AND MID-CAPITALIZATION COMPANY RISK - To the extent the ETFs in which the Fund invests hold securities of small- and/or mid-capitalization companies, the Fund will be indirectly subject to the risks associated with those companies. Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies.

FOREIGN COMPANY RISK - To the extent the ETFs in which the Fund invests hold securities of foreign companies, the Fund will be indirectly subject to the risks associated with these companies. Investing in foreign companies, including direct investments and through American Depositary Receipts ("ADRs") which are traded on U.S. exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the investments of the ETFs in which the Fund invests. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of performance, and therefore, has no performance information.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

----------------------------------------------------------------------------------------------------------
                                                                                            CLASS A SHARES
----------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)            4.75%
----------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                       None
----------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions
(as a percentage of offering price)                                                             None
----------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*                             2.00%
----------------------------------------------------------------------------------------------------------

* Redemption fee is assessed on redemptions of shares that have been held for less than 7 days. In addition, proceeds wired to your bank account will be subject to a $15 fee.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

----------------------------------------------------------
                                           CLASS A SHARES
----------------------------------------------------------
Investment Advisory Fees                       0.50%
----------------------------------------------------------
Distribution and/or Service (12b-1) Fees       0.25%
----------------------------------------------------------
Other Expenses*                               51.72%
----------------------------------------------------------
Acquired Fund Fees and Expenses                0.19%
----------------------------------------------------------
Total Annual Fund Operating Expenses**        52.66%
----------------------------------------------------------

*     Other Expenses include custodian, legal and audit expenses.

** The Adviser has voluntarily agreed to reduce fees and reimburse expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) in order to keep the Fund's actual Total Annual Fund Operating Expenses from exceeding 1.50% for Class A Shares. The Adviser may discontinue all or part of this expense limitation reimbursement at any time. In addition, if at any point during the first three years after the expense was incurred it becomes unnecessary for the Adviser to make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the "Total Annual Fund Operating Expenses" and 1.50% to recapture any of its prior fee reductions or expense reimbursements.

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:

------------------------------------------------------------
1 YEAR            3 YEARS          5 YEARS          10 YEARS
------------------------------------------------------------
$4,296             $7,342           $8,176            $8,479
------------------------------------------------------------

                            SMARTGROWTH ETF LIPPER(R)
                           OPTIMAL MODERATE INDEX FUND

FUND INVESTMENT OBJECTIVE

The Fund's investment objective is to track the performance of the Lipper(R) Optimal Moderate Index.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests in exchange-traded funds ("ETFs") and exchange-traded notes ("ETNs") included in the Lipper(R) Optimal Growth Index (the "Growth Index"). The Growth Index generally is comprised of ETFs and, as a result, the Fund expects to operate as a "fund of funds" (or a "fund of ETFs"). ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. The Growth Index may also include ETNs, which are debt securities of an issuer that are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Similar to other debt securities, ETNs tend to have a maturity date and are backed only by the credit of the issuer. ETNs are designed to provide investors access to the returns of various market benchmarks, such as a securities index, currency or investment strategy, less fees and expenses. The Fund may also invest in cash and cash equivalents related to cash flows in and out of the Fund.

The Adviser intends to manage the Fund's investments such that it tracks the performance of the Growth Index by investing substantially all of the Fund's assets in the ETFs and ETNs that Lipper includes in the Growth Index, holding each in approximately the same proportion as its weighting in the Growth Index. However, if the Growth Index includes one or more ETFs or ETNs that could jeopardize the Fund's status as a regulated investment company ("RIC") under the Internal Revenue Code ("IRC"), the Fund may exclude such ETFs or ETNs from its portfolio and invest in securities not included in the Growth Index that the Adviser believes provide investment exposure comparable to that provided by the excluded ETFs or ETNs ("Substitute Securities"), or reallocate assets to the ETFs and ETNs in the portfolio on a pro rata basis.

Although the Fund tries to achieve a correlation of at least 95% between the performance of the Growth Index and the Fund's investment results on an annual basis (before fees and expenses), the Fund's ability to track the Growth Index is affected by transaction costs and other expenses, changes in the composition of the Growth Index, investments in Substitute Securities (including the possible imposition of taxes on such Substitute Securities), and by the timing and amount of shareholder purchases and redemptions, among other things.

The Growth Index is a target risk benchmark consisting of a select group of ETFs and ETNs, rebalanced quarterly, designed to maximize returns given a low degree of volatility. Lipper applies proprietary criteria to select ETFs and ETNs from the available universe that are believed to be distinct, high-quality and tradable instruments. Lipper then applies a statistical methodology to determine what percentage of each selected ETF or ETN should be included in the Growth Index in order to achieve a maximum total return potential for a relatively low level of risk. Risk is measured using standard deviation. Standard deviation is a measure of how much the value of the Growth Index has varied over different time periods. The Growth Index is expected to be associated with a higher level of risk and a higher total return potential than the Moderate Index and the Conservative Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, at any time, your investment in the Fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the Fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or because the Adviser did not implement its strategy properly. The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the Fund.

INVESTMENTS IN ETFS - When the Fund invests in ETFs, it will be subject to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETF and the value of the Fund's investment will fluctuate in response to the performance of the ETFs owned by the Fund. In addition to brokerage costs associated with the Fund's purchase and sale of shares of ETFs, ETFs incur fees that are separate from those of the Fund. Accordingly, the Fund's shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. The Fund may invest in ETFs that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940 Act"). These ETFs typically hold commodities, such as gold or oil, currency or other property that is itself not a security.

INVESTMENTS IN ETNS - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. It is expected that the issuer's credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer's credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund's right to redeem its investment in an ETN, which are meant to be held until maturity. There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

INDEX TRACKING RISK - The Fund's return may not match the return of its index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to its index, and also incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, in order to preserve its status as a RIC, the Fund may invest in Substitute Securities, whose returns may not correlate precisely with the returns of the index securities excluded from the Fund's portfolio, or reallocate assets to the ETFs and ETNs in the Fund's portfolio on a pro rata basis if certain ETFs or ETNs contained in its index are excluded from the Fund's portfolio because they do not produce qualifying income under the IRC.

TAX RISK - Although the Fund may seek to minimize this risk by investing in Substitute Securities, there is a risk that the Fund may not qualify to be treated as a RIC for federal income tax purposes because the securities included in its index may produce an impermissible amount of non-qualifying income for purposes of the RIC qualification tests. The RIC qualifying income test is determined on an annual basis, so it is difficult to predict whether the Fund will meet this test if it matches adjustments to its index and such adjustments negatively affect the character of the income received by the Fund under these rules. A mutual fund that is treated as a RIC generally avoids paying corporate level federal and state income tax provided it distributes substantially all of its net investment income and net realized capital gains to its shareholders. If the Fund fails to qualify as a RIC, the Fund will not be permitted to deduct its distributions from its taxable income and would be subject to federal and state corporate income taxes on its taxable income and capital gains. In addition, shareholders would be subject to tax on the distributions paid by the Fund to the extent such distributions come from the Fund's current or accumulated earnings and profits. Such dividend distributions would likely be eligible for the reduced rates applicable to qualified dividend income and corporate shareholders would be eligible for the dividends received deduction. As a result of being taxed as a regular corporation (without the benefits of the dividends paid deduction available if it were treated as a RIC), the Fund would be subject to potentially significant tax liabilities and the amount of cash available for distribution to Fund shareholders would be significantly reduced. Furthermore, the taxes paid by the Fund would have a negative impact on the Fund's performance. Even if the Fund chooses to replace a security that produces non-qualifying income with Substitute Securities that produce qualifying income, there can be no guarantee that the Fund's investments in such Substitute Securities will prevent the Fund from failing to qualify as a RIC.

CONCENTRATION RISK - To the extent the index which the Fund tracks may be concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. The risk of concentrating Fund investments the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

EQUITY RISK - To the extent the ETFs in which the Fund invests hold equity securities, the Fund will be indirectly subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

FIXED INCOME RISK - To the extent the ETFs in which the Fund invests hold fixed income securities, the Fund will be indirectly subject to the risks associated with fixed income investments. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, these risks are often magnified for securities rated below investment grade, often referred to as "junk bonds," and adverse changes in economic conditions or market perception are likely to cause issuers of these securities to be unable to meet their obligations to repay principal and interest to investors.

SMALL- AND MID-CAPITALIZATION COMPANY RISK - To the extent the ETFs in which the Fund invests hold securities of small- and/or mid-capitalization companies, the Fund will be indirectly subject to the risks associated with those companies. Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies.

FOREIGN COMPANY RISK - To the extent the ETFs in which the Fund invests hold securities of foreign companies, the Fund will be indirectly subject to the risks associated with these companies. Investing in foreign companies, including direct investments and through American Depositary Receipts ("ADRs") which are traded on U.S. exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the investments of the ETFs in which the Fund invests. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of performance, and therefore, has no performance information.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

----------------------------------------------------------------------------------------------------
                                                                                      CLASS A SHARES
----------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)       4.75%
----------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                  None
----------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions
(as a percentage of offering price)                                                        None
----------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*                        2.00%
----------------------------------------------------------------------------------------------------

* Redemption fee is assessed on redemptions of shares that have been held for less than 7 days. In addition, proceeds wired to your bank account will be subject to a $15 fee.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

------------------------------------------------------------------------
                                                       CLASS A SHARES
------------------------------------------------------------------------
Investment Advisory Fees                                   0.50%
------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                   0.25%
------------------------------------------------------------------------
Other Expenses*                                           15.77%
------------------------------------------------------------------------
Acquired Fund Fees and Expenses*                           0.19%
------------------------------------------------------------------------
Total Annual Fund Operating Expenses**                    16.71%
------------------------------------------------------------------------

*     Other Expenses include custodian, legal and audit expenses.

** The Adviser has voluntarily agreed to reduce fees and reimburse expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) in order to keep the Fund's actual Total Annual Fund Operating Expenses from exceeding 1.50% for Class A Shares. The Adviser may discontinue all or part of this expense limitation reimbursement at any time. In addition, if at any point during the first three years after the expense was incurred it becomes unnecessary for the Adviser to make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the "Total Annual Fund Operating Expenses" and 1.50% to recapture any of its prior fee reductions or expense reimbursements.

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:

----------------------------------------------------------------
1 YEAR            3 YEARS          5 YEARS          10 YEARS
----------------------------------------------------------------
$1,973             $4,464           $6,406            $9,588
----------------------------------------------------------------

                            SMARTGROWTH ETF LIPPER(R)
                            OPTIMAL GROWTH INDEX FUND

FUND INVESTMENT OBJECTIVE

The Fund's investment objective is to track the performance of the Lipper(R) Optimal Growth Index.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests in exchange-traded funds ("ETFs") and exchange-traded notes ("ETNs") included in the Lipper(R) Optimal Growth Index (the "Growth Index"). The Growth Index generally is comprised of ETFs and, as a result, the Fund expects to operate as a "fund of funds" (or a "fund of ETFs"). ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. The Growth Index may also include ETNs, which are debt securities of an issuer that are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Similar to other debt securities, ETNs tend to have a maturity date and are backed only by the credit of the issuer. ETNs are designed to provide investors access to the returns of various market benchmarks, such as a securities index, currency or investment strategy, less fees and expenses. The Fund may also invest in cash and cash equivalents related to cash flows in and out of the Fund.

The Adviser intends to manage the Fund's investments such that it tracks the performance of the Growth Index by investing substantially all of the Fund's assets in the ETFs and ETNs that Lipper includes in the Growth Index, holding each in approximately the same proportion as its weighting in the Growth Index. However, if the Growth Index includes one or more ETFs or ETNs that could jeopardize the Fund's status as a regulated investment company ("RIC") under the Internal Revenue Code ("IRC"), the Fund may exclude such ETFs or ETNs from its portfolio and invest in securities not included in the Growth Index that the Adviser believes provide investment exposure comparable to that provided by the excluded ETFs or ETNs ("Substitute Securities"), or reallocate assets to the ETFs and ETNs in the portfolio on a pro rata basis.

Although the Fund tries to achieve a correlation of at least 95% between the performance of the Growth Index and the Fund's investment results on an annual basis (before fees and expenses), the Fund's ability to track the Growth Index is affected by transaction costs and other expenses, changes in the composition of the Growth Index, investments in Substitute Securities (including the possible imposition of taxes on such Substitute Securities), and by the timing and amount of shareholder purchases and redemptions, among other things.

The Growth Index is a target risk benchmark consisting of a select group of ETFs and ETNs, rebalanced quarterly, designed to maximize returns given a low degree of volatility. Lipper applies proprietary criteria to select ETFs and ETNs from the available universe that are believed to be distinct, high-quality and tradable instruments. Lipper then applies a statistical methodology to determine what percentage of each selected ETF or ETN should be included in the Growth Index in order to achieve a maximum total return potential for a relatively low level of risk. Risk is measured using standard deviation. Standard deviation is a measure of how much the value of the Growth Index has varied over different time periods. The Growth Index is expected to be associated with a higher level of risk and a higher total return potential than the Moderate Index and the Conservative Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, at any time, your investment in the Fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the Fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or because the Adviser did not implement its strategy properly. The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the Fund.

INVESTMENTS IN ETFS - When the Fund invests in ETFs, it will be subject to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETF and the value of the Fund's investment will fluctuate in response to the performance of the ETFs owned by the Fund. In addition to brokerage costs associated with the Fund's purchase and sale of shares of ETFs, ETFs incur fees that are separate from those of the Fund. Accordingly, the Fund's shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. The Fund may invest in ETFs that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940 Act"). These ETFs typically hold commodities, such as gold or oil, currency or other property that is itself not a security.

INVESTMENTS IN ETNS - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. It is expected that the issuer's credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer's credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund's right to redeem its investment in an ETN, which are meant to be held until maturity. There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

INDEX TRACKING RISK - The Fund's return may not match the return of its index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to its index, and also incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, in order to preserve its status as a RIC, the Fund may invest in Substitute Securities, whose returns may not correlate precisely with the returns of the index securities excluded from the Fund's portfolio, or reallocate assets to the ETFs and ETNs in the Fund's portfolio on a pro rata basis if certain ETFs or ETNs contained in its index are excluded from the Fund's portfolio because they do not produce qualifying income under the IRC.

TAX RISK - Although the Fund may seek to minimize this risk by investing in Substitute Securities, there is a risk that the Fund may not qualify to be treated as a RIC for federal income tax purposes because the securities included in its index may produce an impermissible amount of non-qualifying income for purposes of the RIC qualification tests. The RIC qualifying income test is determined on an annual basis, so it is difficult to predict whether the Fund will meet this test if it matches adjustments to its index and such adjustments negatively affect the character of the income received by the Fund under these rules. A mutual fund that is treated as a RIC generally avoids paying corporate level federal and state income tax provided it distributes substantially all of its net investment income and net realized capital gains to its shareholders. If the Fund fails to qualify as a RIC, the Fund will not be permitted to deduct its distributions from its taxable income and would be subject to federal and state corporate income taxes on its taxable income and capital gains. In addition, shareholders would be subject to tax on the distributions paid by the Fund to the extent such distributions come from the Fund's current or accumulated earnings and profits. Such dividend distributions would likely be eligible for the reduced rates applicable to qualified dividend income and corporate shareholders would be eligible for the dividends received deduction. As a result of being taxed as a regular corporation (without the benefits of the dividends paid deduction available if it were treated as a RIC), the Fund would be subject to potentially significant tax liabilities and the amount of cash available for distribution to Fund shareholders would be significantly reduced. Furthermore, the taxes paid by the Fund would have a negative impact on the Fund's performance. Even if the Fund chooses to replace a security that produces non-qualifying income with Substitute Securities that produce qualifying income, there can be no guarantee that the Fund's investments in such Substitute Securities will prevent the Fund from failing to qualify as a RIC.

CONCENTRATION RISK - To the extent the index which the Fund tracks may be concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. The risk of concentrating Fund investments the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

EQUITY RISK - To the extent the ETFs in which the Fund invests hold equity securities, the Fund will be indirectly subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

FIXED INCOME RISK - To the extent the ETFs in which the Fund invests hold fixed income securities, the Fund will be indirectly subject to the risks associated with fixed income investments. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, these risks are often magnified for securities rated below investment grade, often referred to as "junk bonds," and adverse changes in economic conditions or market perception are likely to cause issuers of these securities to be unable to meet their obligations to repay principal and interest to investors.

SMALL- AND MID-CAPITALIZATION COMPANY RISK - To the extent the ETFs in which the Fund invests hold securities of small- and/or mid-capitalization companies, the Fund will be indirectly subject to the risks associated with those companies. Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies.

FOREIGN COMPANY RISK - To the extent the ETFs in which the Fund invests hold securities of foreign companies, the Fund will be indirectly subject to the risks associated with those companies. Investing in foreign companies, including direct investments and through American Depositary Receipts ("ADRs") which are traded on U.S. exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the investments of the ETFs in which the Fund invests. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of performance, and therefore, has no performance information.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

----------------------------------------------------------------------------------------------------
                                                                                      CLASS A SHARES
----------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)       4.75%
----------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                  None
----------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions
(as a percentage of offering price)                                                        None
----------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*                        2.00%
----------------------------------------------------------------------------------------------------

* Redemption fee is assessed on redemptions of shares that have been held for less than 7 days. In addition, proceeds wired to your bank account will be subject to a $15 fee.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

------------------------------------------------------------------------
                                                       CLASS A SHARES
------------------------------------------------------------------------
Investment Advisory Fees                                   0.50%
------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                   0.25%
------------------------------------------------------------------------
Other Expenses*                                           13.48%
------------------------------------------------------------------------
Acquired Fund Fees and Expenses                            0.30%
------------------------------------------------------------------------
Total Annual Fund Operating Expenses**                    14.53%
------------------------------------------------------------------------

*     Other Expenses include custodian, legal and audit expenses.

** The Adviser has voluntarily agreed to reduce fees and reimburse expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) in order to keep the Fund's actual Total Annual Fund Operating Expenses from exceeding 1.50% for Class A Shares. The Adviser may discontinue all or part of this expense limitation reimbursement at any time. In addition, if at any point during the first three years after the expense was incurred it becomes unnecessary for the Adviser to make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the "Total Annual Fund Operating Expenses" and 1.50% to recapture any of its prior fee reductions or expense reimbursements.

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:

----------------------------------------------------------------
1 YEAR            3 YEARS          5 YEARS          10 YEARS
----------------------------------------------------------------
$1,793             $4,064           $5,923            $9,225
----------------------------------------------------------------

MORE INFORMATION ABOUT PRINCIPAL RISK

EQUITY RISK - Equity securities in which the underlying ETFs invest include public and privately issued equity securities, common and preferred stocks, warrants, shares of ADRs and rights to subscribe to common stock and convertible securities. Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stock holders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FIXED INCOME RISK -- The market value of the underlying ETFs' fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. In addition to these risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest.

FOREIGN SECURITY RISK - The underlying ETFs' investments in securities of foreign companies (including direct investments as well as ADRs) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

The investments and strategies described in this prospectus are those that each Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes, the Funds may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with their investment objectives. If a Fund invests in this manner, it may not achieve its investment objective. The Funds will only make temporary defensive investments if the Adviser believes that the risk of loss outweighs the opportunity for capital appreciation or current income.

This prospectus describes the Funds' principal investment strategies, and the Funds will normally invest in the types of investments described in this prospectus. In addition to the investments described in this prospectus, the Funds also may use other strategies and engage in other investment practices that are not part of their principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (for information on how to obtain a copy of the Statement of Additional Information see the back cover of this prospectus). Of course, there is no guarantee that the Funds will achieve their investment goals.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policy and procedures with respect to the circumstances under which the Funds disclose their portfolio holdings is available in the Statement of Additional Information.

INVESTMENT ADVISER

Hennion & Walsh Asset Management, Inc., a New Jersey corporation formed in 2003, serves as the investment adviser to the Funds. The Adviser's principal place of business is located at 2001 Route 46, Waterview Plaza, Parsippany, New Jersey 07054. The Adviser is an affiliate of Hennion and Walsh, Inc., a full service broker-dealer that has provided investment services since 1990. The Adviser manages and supervises the investment of the Funds' assets on a discretionary basis. As of March 31, 2008, the Adviser had approximately $XX million in assets under management.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.50% based on the average daily net assets of the Funds. The Funds' Adviser has voluntarily agreed to reduce fees and (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) reimburse expenses in order to keep each Fund's actual Total Annual Fund Operating Expenses from exceeding 1.50% for Class A Shares. The Adviser may discontinue all or part of this expense limitation reimbursement at any time. In addition, if at any point during the first three years after the expense was incurred it becomes unnecessary for the Adviser to make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the "Total Annual Fund Operating Expenses" and 1.50% to recapture any of its prior fee reductions or expense reimbursements.

The Adviser has entered into a licensing agreement with Lipper(R) to obtain the right to offer shares of a registered investment company that pursues an investment program that seeks to track the Index and to obtain information and assistance from Lipper(R) to facilitate the operations of the Funds. Fees payable to Lipper(R) under this agreement are paid by the Adviser and not by the Funds.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract with the Adviser can be found in the Fund's Semi-Annual Report to Shareholders dated July 31, 2008.

PORTFOLIO MANAGER

Kevin D. Mahn serves as the portfolio manager for the Funds. The Adviser has employed Mr. Mahn since September of 2004. Prior to joining the Adviser, Mr. Mahn worked at Lehman Brothers in various capacities since September of 1993, leaving as a Senior Vice President. Mr. Mahn received his M.B.A. (Finance) from Fairleigh Dickinson University in 1993 and B.A. (Business Administration) from Muhlenberg College in 1991. Mr. Mahn has also served as an adjunct faculty member of Fairleigh Dickinson University in their Accounting, Economics and Finance Department.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed, and ownership of Fund shares.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class A Shares of the Funds.

Class A Shares are for individual and retail investors.

HOW TO PURCHASE FUND SHARES

All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier's checks in amounts of less than $10,000. To prevent check fraud, the Funds will not accept third-party checks, Treasury checks, credit card checks, traveler's checks, checks drawn on banks outside of the United States or starter checks for the purchase of shares, or any other check deemed high risk in the sole discretion of the Funds.

The Funds reserve the right to reject any specific purchase order for any reason. The Funds are not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Funds' policy on excessive trading, see "Market Timing Policies and Procedures."

Shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

BY MAIL

You can open an account with the Funds by sending a check and your account application to the address below. You can add to an existing account by sending the Funds a check and, if possible, the "Invest by Mail" stub that accompanies your statement. Be sure your check identifies clearly your name, your account number and the fund name. Make your check payable to SmartGrowth Funds.

REGULAR MAIL ADDRESS

UMB Fund Services ("UMBFS")
c/o SmartGrowth Funds
P.O. Box 2085
Milwaukee, WI 53201-2085

EXPRESS MAIL ADDRESS

UMB Fund Services
c/o SmartGrowth Funds
803 West Michigan Street
Milwaukee, WI 53233

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

NOTE: UMBFS will charge your account a $25 fee for any payment returned. In addition, you will be responsible for any losses suffered by the Funds as a result, such as the cost to the Funds of covering the exchange.

BY WIRE

To open an account by wire, call 1-888-465-5722 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the fund name and your account number). To purchase shares by wire, UMBFS must have received a completed application and issued an account number to you. Call 1-888-465-5722 for instructions prior to wiring the funds.

WIRING INSTRUCTIONS

Send your investment to UMB Bank, n.a. with these instructions:

UMB Bank, n.a.
ABA Number 101000695
For credit to SmartGrowth Funds
Account Number 9871691861
Further credit to: SmartGrowth Funds
Shareholder account number; names(s) of shareholder(s); SSN or TIN, and name of Fund to be purchased

The Funds and UMB Bank, n.a. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

ADDING TO AN ACCOUNT BY TELEPHONE

You automatically have the privilege to purchase additional shares by telephone unless you have declined this privilege on your account application. To purchase shares by telephone, you must also have ACH instructions on your account because payment for purchases of shares may only be made through an ACH debit of your bank account. You may call 1-888-465-5722 to purchase shares in an existing account.

Investments made by electronic funds transfer must be in amounts of at least $100 and not greater than $50,000.

AUTOMATIC INVESTMENT PLAN ("AIP")

You may purchase Fund shares automatically under the automatic investment program, which allows monies to be transferred directly from your checking or savings account to invest in a Fund.

      o     Purchases may be made on the 5th, 10th, 20th, or 25th of each month.

      o To be eligible, your account must be maintained at a domestic financial institution that is an ACH member.

      o You may sign up for the automatic investment program on your account application or by completing an Account Privileges Change Form.

      o Minimum initial investment is $1,000 (for automatic investment program only).

      o     Minimum subsequent investment is $100.

Please call shareholder services at 1-888-465-5722 for more information about participating in the program. UMBFS will charge your account a $25 fee for any ACH payment that is not honored.

MINIMUM INVESTMENTS

You can open an account with the Funds with a minimum initial investment of $1,000.

FUND CODES

Each Fund's reference information, which is listed below, will be helpful to you when you contact the Fund to purchase Class A Shares, check daily net asset value per share ("NAV") or get additional information.

        Fund Name                      Trading Symbol       CUSIP     Fund Code
-------------------------------------------------------------------------------
    SmartGrowth ETF                         LPCAX        00764Q 785      901
   Lipper(R) Optimal
 Conservative Index Fund
-------------------------------------------------------------------------------
    SmartGrowth ETF                         LPMAX        00764Q 777      902
   Lipper(R) Optimal
  Moderate Index Fund
-------------------------------------------------------------------------------
    SmartGrowth ETF                         LPGAX        00764Q 769      903
Lipper(R) Optimal Growth
     Index Fund
-------------------------------------------------------------------------------

HOW TO REDEEM FUND SHARES

REDEMPTION BY MAIL

You may mail your redemption request to:

BY MAIL:

UMB Fund Services
c/o SmartGrowth Funds
P.O. Box 2085
Milwaukee, WI 53201

BY OVERNIGHT OR EXPRESS MAIL:

UMB Fund Services
c/o SmartGrowth Funds
803 West Michigan Street
Milwaukee, WI 53233

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.

It is important that your redemption request be mailed to the correct address and be in good order. If a redemption request is inadvertently sent to the Funds at their corporate address, it will be forwarded to UMB, and the redemption request will be processed at the next NAV calculated after receipt in good order. No redemption will be made until a request is submitted in good order.

A redemption request is considered to be in "good order" if the following information is included:

      o     The name of the Fund;

      o     The dollar amount or number of shares being redeemed;

      o     The account number; and

      o The signatures of all shareholders (including a Medallion signature guarantee when necessary).

Redemption requests for accounts in the names of corporations, fiduciaries and institutions may require additional documents, such as corporate resolutions, certificates of incumbency or copies of trust documents. Please contact shareholder services at 1-888-465-5722 for additional information.

If your request is not in good order, you or your intermediary will be notified and provided with the opportunity to make such changes or additions as necessary to be considered in good order. Your request will be considered to be in good order only after all required changes or additions have been made.

REDEMPTION BY TELEPHONE

You automatically have the privilege to redeem shares by telephone unless you have declined this option on your account application. Call shareholder services at 1-888-465-5722 between 8 a.m. and 8 p.m. Eastern Time. You may redeem as little as $100 and as much as $50,000 by telephone.

Note: Neither the Funds nor their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Funds will use reasonable procedures, such as requesting that you correctly state:

      o     Your account number;

      o     The name in which your account is registered;

      o The Social Security or Taxpayer Identification Number under which the account is registered; and

      o     The address of the account holder, as stated in the Purchase
            Application.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $25,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $100 from the Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

ADDITIONAL REDEMPTION PROVISIONS

Once we receive your order to redeem shares, you may not revoke or cancel it. We cannot accept an order to redeem that specifies a particular date, price or any other special conditions.

If you are an IRA shareholder, you must indicate on your redemption request whether to withhold federal income tax. If your redemption request fails to make an indication, your redemption proceeds will be subject to withholding.

If your redemption request exceeds the amount that you currently have in your account, your entire account will be redeemed. Your AIP, if any, will be cancelled.

The Funds reserve the right to suspend the redemption of Fund shares when the securities markets are closed, trading is restricted for any reason, an emergency exists and disposal of securities owned by a Fund is not reasonably practicable, or the SEC permits the suspension of the right of redemption or the postponement of the date of payment of a redemption.

REDEEMING THROUGH FINANCIAL INTERMEDIARIES

A broker-dealer, financial institution, or other service provider may charge a fee to redeem your Fund shares. If the financial intermediary is the shareholder of record, a Fund may accept redemption requests only from that financial intermediary.

MEDALLION SIGNATURE GUARANTEE

In addition to the requirements discussed above, a Medallion signature guarantee will be required for:

      o Redemptions made by wire transfer to a bank other than the bank of record;

      o Redemptions payable other than exactly as the account is registered or for accounts whose ownership has changed;

      o Redemptions mailed to an address other than the address on the account or to an address that has been changed within 30 days of the redemption request;

      o     Redemptions over $50,000;

      o     Adding the telephone redemption option to an existing account;

      o     Changing ownership of your account; or

      o Adding or changing automated bank instructions to an existing account.

The Funds reserve the right to require a Medallion signature guarantee under other circumstances. Medallion signature guarantees may generally be obtained from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program ("STAMP"). A notary public is not an acceptable signature guarantor.

EXCHANGING SHARES

At no charge, you may exchange Class A Shares of a Fund for Class A Shares of another Fund in the SmartGrowth Fund complex by writing to or calling the Funds. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds' policy on excessive trading, see "Market Timing Policies and Procedures."

CHOOSING A DISTRIBUTION OPTION

When you complete your account application, you may choose from three distribution options.

1. You may invest all income dividends and capital gains distributions in additional shares of a Fund. This option is assigned automatically if no other choice is made.

2. You may elect to receive income dividends and capital gains distributions in cash.

3. You may elect to receive income dividends in cash and to reinvest capital gains distributions in additional shares of a Fund.

If you elect to receive distributions and dividends by check and the post office cannot deliver your check, or if your check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at a Fund's then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received. You may change your election at any time. Your request for a change must be received in writing by UMBFS prior to the record date for the distribution for which a change is requested.

HOUSEHOLDING

In an effort to decrease costs, the Funds will start reducing the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 1-888-465-5722 to request individual copies of these documents, or if your shares are held through a financial intermediary please contact them directly. The Funds will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

TRANSACTION POLICIES

CALCULATING YOUR SHARE PRICE

You may buy or sell shares of a Fund on each day the New York Stock Exchange ("NYSE") is open at a price equal to its NAV next computed after it receives and accepts your order. The Funds calculate NAV once each day the NYSE is open for business (a "Business Day") as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). To receive the NAV on any given day, the Fund must receive your order in good form (meaning that it is complete and contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.) before the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following Business Day if the NYSE is open for trading that day. If the NYSE closes early -- such as on days in advance of certain generally observed holidays -- the Funds will calculate NAV as of the earlier closing time.

The Funds calculate their NAV by adding the total value of their assets, subtracting their liabilities and then dividing the result by the number of shares outstanding. In calculating NAV, the Funds generally value their investment portfolios at market price. If market prices are not readily available or the Funds reasonably believe that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Funds are required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Funds' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Funds assign to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from a Fund through its transfer agent, you may also buy or sell shares of a Fund through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to the Fund. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds' transfer agent in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

If you deal directly with a financial intermediary or an authorized institution, you will have to follow their procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through a financial intermediary or an authorized institution, you should contact them directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and authorized institutions.

SALES CHARGES

FRONT-END SALES CHARGES - CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after a Fund receives and accepts your request, plus the front-end sales load. Selling dealers are normally reallowed 90% of the sales charge by the Distributor. The amount of any front-end sales charge included in your offering price for Class A Shares varies, depending on the amount of your investment:

                                                      YOUR SALES CHARGE AS A   YOUR SALES CHARGE AS A    BROKER REALLOWANCE
                                                            PERCENTAGE               PERCENTAGE              PERCENTAGE
CLASS A SHARES       IF YOUR INVESTMENT IS:              OF OFFERING PRICE      OF YOUR NET INVESTMENT    OF OFFERING PRICE
----------------------------------------------------------------------------------------------------------------------------
                  Less than $100,000                            4.75%                  4.99%                    4.28%
                  $100,000 but less than $250,000               3.75%                  3.90%                    3.38%
                  $250,000 but less than $500,000               2.75%                  2.83%                    2.48%
                  $500,000 but less than $1,000,000             2.00%                  2.04%                    1.80%
                  $1,000,000 and over(1)                        None                   None                     None

(1) Even though you do not pay a sales charge on purchases of $1,000,000 or more of Class A Shares, the Adviser may pay dealers a 1.00% commission for these transactions.

You may qualify for reduced sales charges or sales charge waivers. If you believe that you may qualify for a reduction or waiver of the sales charge, you should discuss this matter with your broker or other financial intermediary. To qualify for these reductions or waivers, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment. This information could be used to aggregate, for example, holdings in retirement accounts, Fund shares owned by your immediate family members, and holdings in accounts at other brokers or financial intermediaries. In addition to breakpoint discounts, the following sections describe other circumstances in which sales charges are waived or otherwise may be reduced. See "Reduced Sales Charges" on the following page.

WAIVER OF FRONT-END SALES CHARGE - CLASS A SHARES

The front-end sales charge will be waived on Class A Shares purchased:

o     through reinvestment of dividends and distributions;

o through a Hennion & Walsh asset allocation account advised by the Adviser or one of its affiliates;

o by persons repurchasing shares they redeemed within the last 90 days (see "Repurchase of Class A Shares");

o by investors who purchase shares with redemption proceeds (but only to the extent of such redemption proceeds) from another investment company within 90 days of such redemption, provided that the investors paid either a front-end or contingent deferred sales charge on the original shares redeemed;

o by employees, and members of their immediate family, of the Adviser and its affiliates;

o     by employees and retirees of the Administrator or Distributor;

o     by Trustees and officers of The Advisors' Inner Circle Fund II;

o by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts ("IRAs") previously with the Adviser;

o by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with the Adviser acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or

o through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge.

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 90 days. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 90 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares. Certain tax rules may limit your ability to recognize a loss on the redemption of your Class A Shares, and you should consult your tax advisor if recognizing such a loss is important to you.

REDUCED SALES CHARGE - CLASS A SHARES

In addition to the above described reductions in initial sales charges for purchases over a certain dollar size, you may also be eligible to participate in one or more of the programs described below to lower your initial sales charge. To be eligible to participate in these programs, you must inform your broker-dealer or financial advisor at the time you purchase shares that you would like to participate in one or more of the programs and provide information necessary to determine your eligibility to participate, including the account number(s) and names in which your accounts are registered at the time of purchase. In addition, a Fund or its agent may request account statements if it is unable to verify your account information.

RIGHTS OF ACCUMULATION

In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. If your investment qualifies for a reduced sales load due to accumulation of purchases, you must notify the Transfer Agent at the time of purchase of the existence of other accounts and/or holdings eligible to be aggregated to reduce or eliminate the sales load. You may be required to provide records, such as account statements, regarding the Fund shares held by you or related accounts at the Fund or at other financial intermediaries in order to verify your eligibility for a breakpoint discount. You will receive the reduced sales load only on the additional purchases and not retroactively on previous purchases. The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT

You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, shares of the Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge on the purchase of Class A Shares based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase of Class A Shares at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE

When calculating the appropriate sales charge rate, a Fund will combine same-day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

PURCHASERS QUALIFYING FOR REDUCTIONS IN INITIAL SALES CHARGES

Only certain persons or groups are eligible for the reductions in initial sales charges described in the preceding section. These qualified purchasers include the following:

Individuals
-----------

o an individual, his or her spouse, or children residing in the same household;

o     any trust established exclusively for the benefit of an individual;

Trustees and Fiduciaries
------------------------

o a trustee or fiduciary purchasing for a single trust, estate or fiduciary account; and

Other Groups
------------

o any organized group of persons, whether or not incorporated, purchasing Fund shares, provided that (i) the organization has been in existence for at least six months; and (ii) the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders at the time of purchase and, if necessary, support their qualification for the reduced charge with appropriate documentation. Appropriate documentation includes, without limitation, account statements regarding shares of a Fund held in all accounts (e.g., retirement accounts) by the investor, and, if applicable, his or her spouse and children residing in the same household, including accounts at broker-dealers or other financial intermediaries different than the broker-dealer of record for the current purchase of Fund shares. The distributor reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing, to the reduced initial sales charge. No person or entity may distribute shares of the Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy. From time to time, some financial institutions, including brokerage firms affiliated with the Adviser or the Distributor, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodgings, and gifts that do not exceed $100 per year, per individual.

PAYMENT OF REDEMPTION PROCEEDS

Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (proceeds wired to your bank account will be subject to a $15 fee). The Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper form, meaning that it is complete and contains all necessary information, and has all supporting documentation (such as proper Medallion signature guarantees, IRA rollover forms, etc.). The Funds may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. Before they grant a redemption request, the Funds may require a shareholder to furnish additional legal documents to insure proper authorization. If you redeem shares that were recently purchased by check or through ACH, you will not receive your redemption proceeds until the check has cleared or the ACH transaction has been completed, which may take up to 15 days from the purchase date.

IN-KIND TRANSACTIONS

Under certain conditions and at the Funds' discretion, you may pay for shares of the Funds with securities instead of cash. The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Funds' remaining shareholders, the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sold them.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. The Funds will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the need to sell your shares. If your shares are redeemed for this reason within 7 calendar days of their purchase, the redemption fee will not be applied.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

DISTRIBUTION OF FUND SHARES

The Funds have adopted a distribution plan for Class A Shares that allows the Funds to pay distribution for the sale and distribution of their shares, and for distributor services provided to shareholders. Because these fees are paid out of the Funds' assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual distribution fee for Class A Shares is 0.25%.

SHAREHOLDER SERVICING ARRANGEMENTS

The Funds may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates. This section and the following section briefly describe how financial intermediaries may be paid for providing these services.

The Funds generally pay financial intermediaries a fee that is based on the assets of the Funds that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of a Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or their affiliates may, at their own expense, pay financial intermediaries for these and other services to Fund shareholders, as described in the section below.

PAYMENTS TO FINANCIAL INTERMEDIARIES

From time to time, the Adviser and/or its affiliates, at their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support. These payments may be in addition to any Rule 12b-1 fees and/or shareholder servicing payments that are reflected in the fees and expenses listed in the fee table section of this prospectus. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Funds. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Funds available to their customers or registered representatives, including providing the Funds with "shelf space," placing it on a preferred or recommended fund list, or promoting the Funds in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by the U.S. Securities and Exchange Commission ("SEC") and Financial Industry Regulatory Authority ("FINRA") rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" in the Funds' Statement of Additional Information.

The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or price of a Fund's shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of a Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of each Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, because the Funds indirectly invest in foreign securities traded primarily on markets that close prior to the time the Funds determine their NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than Funds investing in U.S. securities.

In instances where a significant event that affects the value of one or more foreign securities held by an underlying ETF takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Fund's shares by virtue of their Fund share transaction, if those prices reflect the fair value of the foreign securities. Although the Funds have procedures designed to determine the fair value of foreign securities for purposes of calculating their NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

For more information on how the Funds use fair value pricing, see "Calculating Your Share Price." The Funds' service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:

o Shareholders are restricted from making more than five "round trips" including exchanges into or out of a Fund per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

o The Funds assess a redemption fee of 2.00% on redemptions by shareholders of Fund shares held for less than 7 calendar days (subject to certain exceptions as discussed in "Redemption Fee").

o The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if a Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur. Systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Funds for their customers through which transactions are placed. In accordance with Rule 22c-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Funds have entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Funds' market-timing policy; (2) furnish the Funds, upon its request, with information regarding customer trading activities in shares of the Funds; and (3) enforce the Funds' market-timing policy with respect to customers identified by the Funds as having engaged in market timing. When information regarding transactions in the Funds' shares is requested by a Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons. Please contact your financial intermediary for more information.

REDEMPTION FEE

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of such trading, each Fund charges a 2.00% redemption fee on redemptions of shares that have been held for less than 7 days. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to the exchange of shares or shares purchased with reinvested dividends or distributions. In determining how long shares of a Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Funds on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Funds request that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Funds. However, the Funds recognize that due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds'.

Each Fund reserves the right to waive the redemption fee in its discretion where it believes such waiver is in the best interests of the Fund, including certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) failed verifications; (v) involuntary redemptions; and (vi) retirement loans and withdrawals. The redemption fee will not be applied on redemptions made within the 7 calendar day period because the account does not meet the applicable minimum account size or because the Fund is unable to verify the accountholder's identity within a reasonable time after the account is opened.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Funds will ask your name, address, date of birth, and other information that will allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

However, each Fund reserves the right to close or liquidate your account at the NAV next determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, each Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications. If your account is closed for this reason, the redemption fee will not be applied. You will not be entitled to recover any sales charges paid in connection with your purchase of Fund Shares.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of illegal activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

Normally, each Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

Each Fund will automatically reinvest dividends and distributions in additional shares of the Fund, unless you elect on your account application to receive them in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. The following is a summary of the federal income tax consequences of investing in the Funds. This summary does not apply to shares held in an individual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. This summary is based on current tax laws, which may change.

Each Fund intends to make an election to be taxable as a regulated investment company ("RIC") under Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"). The Fund, however, intends to make investments in ETF and ETNs, the tax consequences of which are uncertain for purposes of meeting the RIC qualification requirements, including the RIC qualifying income test. The RIC qualifying income test is determined on an annual basis, so it is difficult to predict whether a Fund will meet this test if it matches adjustments to its respective index and such adjustments negatively affect the character of the income received by a Fund under these rules. Each Fund intends to monitor their investments in ETFs and ETNs in an effort to limit its non-qualifying income under the Qualifying Income Requirement to be under 10% of each Fund's gross income.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Funds may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions that are designated by the Funds as qualified dividend income are generally taxable at the rates applicable to long-term capital gains. Once a year the Funds will send you a statement showing the types and total amount of distributions you received during the previous year. You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors. Call 1-888-465-5722 to find out when the Fund expects to make a distribution to shareholders.

Each sale of shares of a Fund may be a taxable event. A sale may result in a capital gain or loss to you. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. The gain or loss generally will be treated as short term if you held the shares 12 months or less, long term if you held the shares for longer.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about the Fund. The information is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total return in the table represents the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. The information provided below has been derived from the Fund's financial statements, which have been audited by Ernst & Young LLP whose report, along with the Fund's financial statements, is included in the Fund's Annual Report. The report of Ernst & Young LLP, along with the Fund's financial statements and related notes, appears in the Annual Report that accompanies the Statement of Additional Information. You can obtain the Annual Report, which contains more performance information, at no charge by calling 1-888-465-5722.

SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FOR THE PERIOD ENDED JANUARY 31, 2008*(1)

--------------------------------------------------------------------------------------------
                          NET REALIZED
 NET ASSET       NET           AND
  VALUE,     INVESTMENT    UNREALIZED                     NET         NET         TOTAL
 BEGINNING     INCOME        GAIN ON     TOTAL FROM   INVESTMENT   REALIZED   DIVIDENDS AND
 OF PERIOD    (LOSS)(2)   INVESTMENTS    OPERATIONS     INCOME       GAINS    DISTRIBUTIONS
--------------------------------------------------------------------------------------------
SmartGrowth(R) ETF Lipper(TM) Optimal Conservative Index Fund
--------------------------------------------------------------------------------------------
  $10.00       $ 0.07         $0.35         $0.42       $(0.06)     $(0.01)      $(0.07)
--------------------------------------------------------------------------------------------
SmartGrowth(R) ETF Lipper(TM) Optimal Moderate Index Fund
--------------------------------------------------------------------------------------------
  $10.00       $ 0.04         $0.48         $0.52       $(0.04)     $(0.05)      $(0.09)
--------------------------------------------------------------------------------------------
SmartGrowth(R) ETF Lipper(TM) Optimal Growth Index Fund
--------------------------------------------------------------------------------------------
  $10.00       $(0.03)        $1.06         $1.03           --      $(0.12)      $(0.12)
--------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                    RATIO OF EXPENSES   RATIO OF NET
                                                      TO AVERAGE NET     INVESTMENT
                                        RATIO OF    ASSETS (EXCLUDING      INCOME
NET ASSET                NET ASSETS     EXPENSES         WAIVERS          (LOSS) TO    PORTFOLIO
 END OF      TOTAL     END OF PERIOD   TO AVERAGE          AND             AVERAGE      TURNOVER
 PERIOD     RETURN+     (THOUSANDS)    NET ASSETS    REIMBURSEMENTS)     NET ASSETS       RATE
-------------------------------------------------------------------------------------------------
SmartGrowth(R) ETF Lipper(TM) Optimal Conservative Index Fund
-------------------------------------------------------------------------------------------------
  $10.35      4.20%        $  389         1.50%*         52.47%*           1.10%*        260%**
-------------------------------------------------------------------------------------------------
SmartGrowth(R) ETF Lipper(TM) Optimal Moderate Index Fund
-------------------------------------------------------------------------------------------------
  $10.43      5.22%        $2,633         1.50%*         16.52%*           0.57%*        256%**
-------------------------------------------------------------------------------------------------
SmartGrowth(R) ETF Lipper(TM) Optimal Growth Index Fund
-------------------------------------------------------------------------------------------------
  $10.91     10.33%        $6,892         1.50%*         14.23%*          (0.36)%*       225%**
-------------------------------------------------------------------------------------------------

----------
(1) Commenced Operations on June 1, 2007.

(2) Per share data calculated using average shares method.

 + Total return is for the period indicated and has not been annualized. Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return excludes applicable sales charges.

 * Annualized.

** Not Annualized.

                                SMARTGROWTH FUNDS

INVESTMENT ADVISER

Hennion & Walsh Asset Management, Inc.
2001 Route 46, Waterview Plaza
Parsippany, NJ 07054

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE, WITHOUT CHARGE, THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI includes detailed information about the Funds and The Advisors' Inner Circle Fund II. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: These reports contain information from the Funds' portfolio manager about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Funds' holdings and detailed financial information about the Funds.

TO OBTAIN AN SAI OR MORE INFORMATION:

BY TELEPHONE:   1-888-465-5722

BY MAIL:        UMB Fund Services
                c/o SmartGrowth Funds
                P.O. Box 2085
                Milwaukee, WI 53201-2085

BY INTERNET:    www.smartgrowthfunds.com

FROM THE SEC: You can also obtain the SAI, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

THE ADVISORS' INNER CIRCLE FUND II'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-07102.

                                                                 HWM-PS-001-0200

                       THE ADVISORS' INNER CIRCLE FUND II

                                   PROSPECTUS
                                  MAY 31, 2008

            SMARTGROWTH ETF LIPPER(R) OPTIMAL CONSERVATIVE INDEX FUND
              SMARTGROWTH ETF LIPPER(R) OPTIMAL MODERATE INDEX FUND
               SMARTGROWTH ETF LIPPER(R) OPTIMAL GROWTH INDEX FUND

                           INSTITUTIONAL CLASS SHARES

                               INVESTMENT ADVISER:
                     HENNION & WALSH ASSET MANAGEMENT, INC.

  THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

The SmartGrowth ETF Lipper(R) Optimal Conservative Index Fund, the SmartGrowth ETF Lipper(R) Optimal Moderate Index Fund and the SmartGrowth ETF Lipper(R) Optimal Growth Index Fund (each, a "Fund," and collectively, the "Funds") are each a separate series of The Advisors' Inner Circle Fund II (the "Trust"), a mutual fund family that offers separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about the Institutional Class Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about each Fund, please see:

                                                                        PAGE
SMARTGROWTH ETF LIPPER(R) OPTIMAL CONSERVATIVE INDEX FUND
   PRINCIPAL INVESTMENT STRATEGIES AND RISKS .....................         2
   PERFORMANCE INFORMATION .......................................         5
   FUND FEES AND EXPENSES ........................................         5
SMARTGROWTH ETF LIPPER(R) OPTIMAL MODERATE INDEX FUND
   PRINCIPAL INVESTMENT STRATEGIES AND RISKS .....................         7
   PERFORMANCE INFORMATION .......................................        10
   FUND FEES AND EXPENSES ........................................        10
SMARTGROWTH ETF LIPPER(R) OPTIMAL GROWTH INDEX FUND
   PRINCIPAL INVESTMENT STRATEGIES AND RISKS .....................        12
   PERFORMANCE INFORMATION .......................................        15
   FUND FEES AND EXPENSES ........................................        15
MORE INFORMATION ABOUT PRINCIPAL RISK ............................        17
MORE INFORMATION ABOUT FUND INVESTMENTS ..........................        17
INFORMATION ABOUT PORTFOLIO HOLDINGS .............................        18
INVESTMENT ADVISER ...............................................        18
PORTFOLIO MANAGER ................................................        19
PURCHASING AND SELLING FUND SHARES ...............................        19
SHAREHOLDER SERVICING ARRANGEMENTS ...............................        26
PAYMENTS TO FINANCIAL INTERMEDIARIES .............................        27
OTHER POLICIES ...................................................        27
DIVIDENDS AND DISTRIBUTIONS ......................................        30
TAXES ............................................................        30
HOW TO OBTAIN MORE INFORMATION ABOUT THE FUNDS ...................   Back Cover

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund invests in exchange-traded funds ("ETFs"), which are pooled investment vehicles such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. The Funds may also invest in exchange-traded notes ("ETNs") which are debt securities of an issuer that are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. The investment adviser invests Fund assets in a way that it believes will help each Fund achieve its goal of tracking its respective index. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. You could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the ETNs or the ETFs held by the Fund. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the ETNs or the types of investments an underlying ETF owns and the markets in which they trade. The effect on a Fund of a change in the value of a single investment of on an underlying ETF will depend on how widely the underlying ETF diversifies its holdings.

The Funds each track the performance of a separate index of ETFs and ETNs, as described below. These indices were developed by Lipper(R) in December 2006 and cover a range of investor risk profiles.

--------------------------------------------------------------------------------------------------------
SmartGrowth ETF Lipper(R) Optimal Conservative        LIPPER(R) OPTIMAL CONSERVATIVE INDEX - a target
Index Fund                                            risk benchmark consisting of a select group of
                                                      ETFs and ETNs, rebalanced quarterly, designed to
                                                      maximize returns given a low degree of volatility.

--------------------------------------------------------------------------------------------------------
SmartGrowth ETF Lipper(R) Optimal Moderate            LIPPER(R) OPTIMAL MODERATE INDEX - a target risk
Index Fund                                            benchmark consisting of a select group of ETFs and
                                                      ETNs, rebalanced quarterly, designed to maximize
                                                      returns given a moderate degree of volatility.

--------------------------------------------------------------------------------------------------------
SmartGrowth ETF Lipper(R) Optimal Growth Index        LIPPER(R) OPTIMAL GROWTH INDEX - a target risk
Fund                                                  benchmark consisting of a select group of ETFs and
                                                      ETNs, rebalanced quarterly, designed to maximize
                                                      returns given a high degree of volatility.

--------------------------------------------------------------------------------------------------------

                            SMARTGROWTH ETF LIPPER(R)
                         OPTIMAL CONSERVATIVE INDEX FUND

FUND INVESTMENT OBJECTIVE

The Fund's investment objective is to track the performance of the Lipper(R) Optimal Conservative Index.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests in exchange-traded funds ("ETFs") and exchange-traded notes ("ETNs") included in the Lipper(R) Optimal Conservative Index (the "Conservative Index"). The Conservative Index generally is comprised of ETFs and, as a result, the Fund expects to operate as a "fund of funds" (or a "fund of ETFs"). ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. The Conservative Index may also include ETNs, which are debt securities of an issuer that are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Similar to other debt securities, ETNs tend to have a maturity date and are backed only by the credit of the issuer. ETNs are designed to provide investors access to the returns of various market benchmarks, such as a securities index, currency or investment strategy, less fees and expenses. The Fund may also invest in cash and cash equivalents related to cash flows in and out of the Fund.

Hennion & Walsh Asset Management, Inc. (the "Adviser") intends to manage the Fund's investments such that it tracks the performance of the Conservative Index by investing substantially all of the Fund's assets in the ETFs and ETNs that Lipper includes in the Conservative Index, holding each in approximately the same proportion as its weighting in the Conservative Index. However, if the Conservative Index includes one or more ETFs or ETNs that could jeopardize the Fund's status as a regulated investment company ("RIC") under the Internal Revenue Code ("IRC"), the Fund may exclude such ETFs or ETNs from its portfolio and invest in securities not included in the Conservative Index that the Adviser believes provide investment exposure comparable to that provided by the excluded ETFs or ETNs ("Substitute Securities"), or reallocate assets to the ETFs and ETNs in the portfolio on a pro rata basis.

Although the Fund tries to achieve a correlation of at least 95% between the performance of the Conservative Index and the Fund's investment results on an annual basis (before fees and expenses), the Fund's ability to track the Conservative Index is affected by transaction costs and other expenses, changes in the composition of the Conservative Index, investments in Substitute Securities (including the possible imposition of taxes on such Substitute Securities), and by the timing and amount of shareholder purchases and redemptions, among other things.

The Conservative Index is a target risk benchmark consisting of a select group of ETFs and ETNs, rebalanced quarterly, designed to maximize returns given a low degree of volatility. Lipper applies proprietary criteria to select ETFs and ETNs from the available universe that are believed to be distinct, high-quality and tradable instruments. Lipper then applies a statistical methodology to determine what percentage of each selected ETF or ETN should be included in the Conservative Index in order to achieve a maximum total return potential for a relatively low level of risk. Risk is measured using standard deviation. Standard deviation is a measure of how much the value of the Conservative Index has varied over different time periods. The Conservative Index is expected to be associated with a lower level of risk and a lower total return potential than the Moderate Index and the Growth Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, at any time, your investment in the Fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the Fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or because the Adviser did not implement its strategy properly. The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the Fund.

INVESTMENTS IN ETFS - When the Fund invests in ETFs, it will be subject to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETF and the value of the Fund's investment will fluctuate in response to the performance of the ETFs owned by the Fund. In addition to brokerage costs associated with the Fund's purchase and sale of shares of ETFs, ETFs incur fees that are separate from those of the Fund. Accordingly, the Fund's shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. The Fund may invest in ETFs that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940 Act"). These ETFs typically hold commodities, such as gold or oil, currency or other property that is itself not a security.

INVESTMENTS IN ETNS - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. It is expected that the issuer's credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer's credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund's right to redeem its investment in an ETN, which are meant to be held until maturity. There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

INDEX TRACKING RISK - The Fund's return may not match the return of its index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to its index, and also incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, in order to preserve its status as a RIC, the Fund may invest in Substitute Securities, whose returns may not correlate precisely with the returns of the index securities excluded from the Fund's portfolio, or reallocate assets to the ETFs and ETNs in the Fund's portfolio on a pro rata basis if certain ETFs or ETNs contained in its index are excluded from the Fund's portfolio because they do not produce qualifying income under the IRC.

TAX RISK - Although the Fund may seek to minimize this risk by investing in Substitute Securities, there is a risk that the Fund may not qualify to be treated as a RIC for federal income tax purposes because the securities included in its index may produce an impermissible amount of non-qualifying income for purposes of the RIC qualification tests. The RIC qualifying income test is determined on an annual basis, so it is difficult to predict whether the Fund will meet this test if it matches adjustments to its index and such adjustments negatively affect the character of the income received by the Fund under these rules. A mutual fund that is treated as a RIC generally avoids paying corporate level federal and state income tax provided it distributes substantially all of its net investment income and net realized capital gains to its shareholders. If the Fund fails to qualify as a RIC, the Fund will not be permitted to deduct its distributions from its taxable income and would be subject to federal and state corporate income taxes on its taxable income and capital gains. In addition, shareholders would be subject to tax on the distributions paid by the Fund to the extent such distributions come from the Fund's current or accumulated earnings and profits. Such dividend distributions would likely be eligible for the reduced rates applicable to qualified dividend income and corporate shareholders would be eligible for the dividends received deduction. As a result of being taxed as a regular corporation (without the benefits of the dividends paid deduction available if it were treated as a RIC), the Fund would be subject to potentially significant tax liabilities and the amount of cash available for distribution to Fund shareholders would be significantly reduced. Furthermore, the taxes paid by the Fund would have a negative impact on the Fund's performance. Even if the Fund chooses to replace a security that produces non-qualifying income with Substitute Securities that produce qualifying income, there can be no guarantee that the Fund's investments in such Substitute Securities will prevent the Fund from failing to qualify as a RIC.

CONCENTRATION RISK - To the extent the index which the Fund tracks may be concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. The risk of concentrating Fund investments in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

EQUITY RISK - To the extent the ETFs in which the Fund invests hold equity securities, the Fund will be indirectly subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

FIXED INCOME RISK - To the extent the ETFs in which the Fund invests hold fixed income securities, the Fund will be indirectly subject to the risks associated with fixed income investments. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, these risks are often magnified for securities rated below investment grade, often referred to as "junk bonds," and adverse changes in economic conditions or market perception are likely to cause issuers of these securities to be unable to meet their obligations to repay principal and interest to investors.

SMALL- AND MID-CAPITALIZATION COMPANY RISK - To the extent the ETFs in which the Fund invests hold securities of small- and/or mid-capitalization companies, the Fund will be indirectly subject to the risks associated with those companies. Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies.

FOREIGN COMPANY RISK - To the extent the ETFs in which the Fund invests hold securities of foreign companies, the Fund will be indirectly subject to the risks associated with these companies. Investing in foreign companies, including direct investments and through American Depositary Receipts ("ADRs") which are traded on U.S. exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the investments of the ETFs in which the Fund invests. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of performance, and therefore, has no performance information.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

------------------------------------------------------------------------------------------------------------
                                                                                         INSTITUTIONAL CLASS
                                                                                                SHARES
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)             None
------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                        None
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions
(as a percentage of offering price)                                                              None
------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*                              2.00%
------------------------------------------------------------------------------------------------------------

* Redemption fee is assessed on redemptions of shares that have been held for less than 7 days. In addition, proceeds wired to your bank account may be subject to a $15 fee.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
                                                      INSTITUTIONAL CLASS SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                         0.50%
--------------------------------------------------------------------------------
Other Expenses*                                                 51.72%
--------------------------------------------------------------------------------
Acquired Fund Fees and Expenses                                  0.19%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses**                          52.41%
--------------------------------------------------------------------------------

*     Other Expenses include custodian, legal and audit expenses.

** The Adviser has voluntarily agreed to reduce fees and reimburse expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) in order to keep the Fund's actual Total Annual Fund Operating Expenses from exceeding 1.25% for Institutional Class Shares. The Adviser may discontinue all or part of this expense limitation reimbursement at any time. In addition, if at any point during the first three years after the expense was incurred it becomes unnecessary for the Adviser to make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the "Total Annual Fund Operating Expenses" and 1.25% to recapture any of its prior fee reductions or expense reimbursements.

For more information about Investment Advisory Fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:

------------------------------------------------------------
1 YEAR            3 YEARS          5 YEARS          10 YEARS
------------------------------------------------------------
$3,999             $7,207           $8,095            $8,420
------------------------------------------------------------

                            SMARTGROWTH ETF LIPPER(R)
                           OPTIMAL MODERATE INDEX FUND

FUND INVESTMENT OBJECTIVE

The Fund's investment objective is to track the performance of the Lipper(R) Optimal Moderate Index.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests in exchange-traded funds ("ETFs") and exchange-traded notes ("ETNs") included in the Lipper(R) Optimal Moderate Index (the "Moderate Index"). The Moderate Index generally is comprised of ETFs and, as a result, the Fund expects to operate as a "fund of funds" (or a "fund of ETFs"). ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. The Moderate Index may also include ETNs, which are debt securities of an issuer that are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Similar to other debt securities, ETNs tend to have a maturity date and are backed only by the credit of the issuer. ETNs are designed to provide investors access to the returns of various market benchmarks, such as a securities index, currency or investment strategy, less fees and expenses. The Fund may also invest in cash and cash equivalents related to cash flows in and out of the Fund.

The Adviser intends to manage the Fund's investments such that it tracks the performance of the Moderate Index by investing substantially all of the Fund's assets in the ETFs and ETNs that Lipper includes in the Moderate Index, holding each in approximately the same proportion as its weighting in the Moderate Index. However, if the Moderate Index includes one or more ETFs or ETNs that could jeopardize the Fund's status as a regulated investment company ("RIC") under the Internal Revenue Code ("IRC"), the Fund may exclude such ETFs or ETNs from its portfolio and invest in securities not included in the Moderate Index that the Adviser believes provide investment exposure comparable to that provided by the excluded ETFs or ETNs ("Substitute Securities"), or reallocate assets to the ETFs and ETNs in the portfolio on a pro rata basis.

Although the Fund tries to achieve a correlation of at least 95% between the performance of the Moderate Index and the Fund's investment results on an annual basis (before fees and expenses), the Fund's ability to track the Moderate Index is affected by transaction costs and other expenses, changes in the composition of the Moderate Index, investments in Substitute Securities (including the possible imposition of taxes on such Substitute Securities), and by the timing and amount of shareholder purchases and redemptions, among other things.

The Moderate Index is a target risk benchmark consisting of a select group of ETFs and ETNs, rebalanced quarterly, designed to maximize returns given a low degree of volatility. Lipper applies proprietary criteria to select ETFs and ETNs from the available universe that are believed to be distinct, high-quality and tradable instruments. Lipper then applies a statistical methodology to determine what percentage of each selected ETF or ETN should be included in the Moderate Index in order to achieve a maximum total return potential for a relatively low level of risk. Risk is measured using standard deviation. Standard deviation is a measure of how much the value of the Moderate Index has varied over different time periods. The Moderate Index is expected to be associated with a higher level of risk and a higher total return potential than the Conservative Index and a lower level of risk and a lower total return potential than the Growth Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, at any time, your investment in the Fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the Fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or because the Adviser did not implement its strategy properly. The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the Fund.

INVESTMENTS IN ETFS - When the Fund invests in ETFs, it will be subject to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETF and the value of the Fund's investment will fluctuate in response to the performance of the ETFs owned by the Fund. In addition to brokerage costs associated with the Fund's purchase and sale of shares of ETFs, ETFs incur fees that are separate from those of the Fund. Accordingly, the Fund's shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. The Fund may invest in ETFs that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940 Act"). These ETFs typically hold commodities, such as gold or oil, currency or other property that is itself not a security.

INVESTMENTS IN ETNS - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. It is expected that the issuer's credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer's credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund's right to redeem its investment in an ETN, which are meant to be held until maturity. There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

INDEX TRACKING RISK - The Fund's return may not match the return of its index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to its index, and also incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, in order to preserve its status as a RIC, the Fund may invest in Substitute Securities, whose returns may not correlate precisely with the returns of the index securities excluded from the Fund's portfolio, or reallocate assets to the ETFs and ETNs in the Fund's portfolio on a pro rata basis if certain ETFs or ETNs contained in its index are excluded from the Fund's portfolio because they do not produce qualifying income under the IRC.

TAX RISK - Although the Fund may seek to minimize this risk by investing in Substitute Securities, there is a risk that the Fund may not qualify to be treated as a RIC for federal income tax purposes because the securities included in its index may produce an impermissible amount of non-qualifying income for purposes of the RIC qualification tests. The RIC qualifying income test is determined on an annual basis, so it is difficult to predict whether the Fund will meet this test if it matches adjustments to its index and such adjustments negatively affect the character of the income received by the Fund under these rules. A mutual fund that is treated as a RIC generally avoids paying corporate level federal and state income tax provided it distributes substantially all of its net investment income and net realized capital gains to its shareholders. If the Fund fails to qualify as a RIC, the Fund will not be permitted to deduct its distributions from its taxable income and would be subject to federal and state corporate income taxes on its taxable income and capital gains. In addition, shareholders would be subject to tax on the distributions paid by the Fund to the extent such distributions come from the Fund's current or accumulated earnings and profits. Such dividend distributions would likely be eligible for the reduced rates applicable to qualified dividend income and corporate shareholders would be eligible for the dividends received deduction. As a result of being taxed as a regular corporation (without the benefits of the dividends paid deduction available if it were treated as a RIC), the Fund would be subject to potentially significant tax liabilities and the amount of cash available for distribution to Fund shareholders would be significantly reduced. Furthermore, the taxes paid by the Fund would have a negative impact on the Fund's performance. Even if the Fund chooses to replace a security that produces non-qualifying income with Substitute Securities that produce qualifying income, there can be no guarantee that the Fund's investments in such Substitute Securities will prevent the Fund from failing to qualify as a RIC.

CONCENTRATION RISK - To the extent the index which the Fund tracks may be concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. The risk of concentrating Fund investments the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

EQUITY RISK - To the extent the ETFs in which the Fund invests hold equity securities, the Fund will be indirectly subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

FIXED INCOME RISK - To the extent the ETFs in which the Fund invests hold fixed income securities, the Fund will be indirectly subject to the risks associated with fixed income investments. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, these risks are often magnified for securities rated below investment grade, often referred to as "junk bonds," and adverse changes in economic conditions or market perception are likely to cause issuers of these securities to be unable to meet their obligations to repay principal and interest to investors.

SMALL- AND MID-CAPITALIZATION COMPANY RISK - To the extent the ETFs in which the Fund invests hold securities of small- and/or mid-capitalization companies, the Fund will be indirectly subject to the risks associated with those companies. Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies.

FOREIGN COMPANY RISK - To the extent the ETFs in which the Fund invests hold securities of foreign companies, the Fund will be indirectly subject to the risks associated with these companies. Investing in foreign companies, including direct investments and through American Depositary Receipts ("ADRs") which are traded on U.S. exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the investments of the ETFs in which the Fund invests. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of performance, and therefore, has no performance information.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

------------------------------------------------------------------------------------------------------------
                                                                                         INSTITUTIONAL CLASS
                                                                                                SHARES
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)             None
------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                        None
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions
(as a percentage of offering price)                                                              None
------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*                              2.00%
------------------------------------------------------------------------------------------------------------

* Redemption fee is assessed on redemptions of shares that have been held for less than 7 days. In addition, proceeds wired to your bank account may be subject to a $15 fee.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
                                                      INSTITUTIONAL CLASS SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                         0.50%
--------------------------------------------------------------------------------
Other Expenses*                                                 15.77%
--------------------------------------------------------------------------------
Acquired Fund Fees and Expenses                                  0.19%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses**                          16.46%
--------------------------------------------------------------------------------

*     Other Expenses include custodian, legal and audit expenses.

** The Adviser has voluntarily agreed to reduce fees and reimburse expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) in order to keep the Fund's actual Total Annual Fund Operating Expenses from exceeding 1.25% for Institutional Class Shares. The Adviser may discontinue all or part of this expense limitation reimbursement at any time. In addition, if at any point during the first three years after the expense was incurred it becomes unnecessary for the Adviser to make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the "Total Annual Fund Operating Expenses" and 1.25% to recapture any of its prior fee reductions or expense reimbursements.

For more information about Investment Advisory Fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:

------------------------------------------------------------
1 YEAR            3 YEARS          5 YEARS          10 YEARS
------------------------------------------------------------
$1,552             $4,142           $6,173            $9,531
------------------------------------------------------------

                            SMARTGROWTH ETF LIPPER(R)
                            OPTIMAL GROWTH INDEX FUND

FUND INVESTMENT OBJECTIVE

The Fund's investment objective is to track the performance of the Lipper(R) Optimal Growth Index.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests in exchange-traded funds ("ETFs") and exchange-traded notes ("ETNs") included in the Lipper(R) Optimal Growth Index (the "Growth Index"). The Growth Index generally is comprised of ETFs and, as a result, the Fund expects to operate as a "fund of funds" (or a "fund of ETFs"). ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. The Growth Index may also include ETNs, which are debt securities of an issuer that are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Similar to other debt securities, ETNs tend to have a maturity date and are backed only by the credit of the issuer. ETNs are designed to provide investors access to the returns of various market benchmarks, such as a securities index, currency or investment strategy, less fees and expenses. The Fund may also invest in cash and cash equivalents related to cash flows in and out of the Fund.

The Adviser intends to manage the Fund's investments such that it tracks the performance of the Growth Index by investing substantially all of the Fund's assets in the ETFs and ETNs that Lipper includes in the Growth Index, holding each in approximately the same proportion as its weighting in the Growth Index. However, if the Growth Index includes one or more ETFs or ETNs that could jeopardize the Fund's status as a regulated investment company ("RIC") under the Internal Revenue Code ("IRC"), the Fund may exclude such ETFs or ETNs from its portfolio and invest in securities not included in the Growth Index that the Adviser believes provide investment exposure comparable to that provided by the excluded ETFs or ETNs ("Substitute Securities"), or reallocate assets to the ETFs and ETNs in the portfolio on a pro rata basis.

Although the Fund tries to achieve a correlation of at least 95% between the performance of the Growth Index and the Fund's investment results on an annual basis (before fees and expenses), the Fund's ability to track the Growth Index is affected by transaction costs and other expenses, changes in the composition of the Growth Index, investments in Substitute Securities (including the possible imposition of taxes on such Substitute Securities), and by the timing and amount of shareholder purchases and redemptions, among other things.

The Growth Index is a target risk benchmark consisting of a select group of ETFs and ETNs, rebalanced quarterly, designed to maximize returns given a low degree of volatility. Lipper applies proprietary criteria to select ETFs and ETNs from the available universe that are believed to be distinct, high-quality and tradable instruments. Lipper then applies a statistical methodology to determine what percentage of each selected ETF or ETN should be included in the Growth Index in order to achieve a maximum total return potential for a relatively low level of risk. Risk is measured using standard deviation. Standard deviation is a measure of how much the value of the Growth Index has varied over different time periods. The Growth Index is expected to be associated with a higher level of risk and a higher total return potential than the Moderate Index and the Conservative Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, at any time, your investment in the Fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the Fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or because the Adviser did not implement its strategy properly. The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the Fund.

INVESTMENTS IN ETFS - When the Fund invests in ETFs, it will be subject to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETF and the value of the Fund's investment will fluctuate in response to the performance of the ETFs owned by the Fund. In addition to brokerage costs associated with the Fund's purchase and sale of shares of ETFs, ETFs incur fees that are separate from those of the Fund. Accordingly, the Fund's shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. The Fund may invest in ETFs that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940 Act"). These ETFs typically hold commodities, such as gold or oil, currency or other property that is itself not a security.

INVESTMENTS IN ETNS - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. It is expected that the issuer's credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer's credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund's right to redeem its investment in an ETN, which are meant to be held until maturity. There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

INDEX TRACKING RISK - The Fund's return may not match the return of its index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to its index, and also incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, in order to preserve its status as a RIC, the Fund may invest in Substitute Securities, whose returns may not correlate precisely with the returns of the index securities excluded from the Fund's portfolio, or reallocate assets to the ETFs and ETNs in the Fund's portfolio on a pro rata basis if certain ETFs or ETNs contained in its index are excluded from the Fund's portfolio because they do not produce qualifying income under the IRC.

TAX RISK - Although the Fund may seek to minimize this risk by investing in Substitute Securities, there is a risk that the Fund may not qualify to be treated as a RIC for federal income tax purposes because the securities included in its index may produce an impermissible amount of non-qualifying income for purposes of the RIC qualification tests. The RIC qualifying income test is determined on an annual basis, so it is difficult to predict whether the Fund will meet this test if it matches adjustments to its index and such adjustments negatively affect the character of the income received by the Fund under these rules. A mutual fund that is treated as a RIC generally avoids paying corporate level federal and state income tax provided it distributes substantially all of its net investment income and net realized capital gains to its shareholders. If the Fund fails to qualify as a RIC, the Fund will not be permitted to deduct its distributions from its taxable income and would be subject to federal and state corporate income taxes on its taxable income and capital gains. In addition, shareholders would be subject to tax on the distributions paid by the Fund to the extent such distributions come from the Fund's current or accumulated earnings and profits. Such dividend distributions would likely be eligible for the reduced rates applicable to qualified dividend income and corporate shareholders would be eligible for the dividends received deduction. As a result of being taxed as a regular corporation (without the benefits of the dividends paid deduction available if it were treated as a RIC), the Fund would be subject to potentially significant tax liabilities and the amount of cash available for distribution to Fund shareholders would be significantly reduced. Furthermore, the taxes paid by the Fund would have a negative impact on the Fund's performance. Even if the Fund chooses to replace a security that produces non-qualifying income with Substitute Securities that produce qualifying income, there can be no guarantee that the Fund's investments in such Substitute Securities will prevent the Fund from failing to qualify as a RIC.

CONCENTRATION RISK - To the extent the index which the Fund tracks may be concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. The risk of concentrating Fund investments the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

EQUITY RISK - To the extent the ETFs in which the Fund invests hold equity securities, the Fund will be indirectly subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

FIXED INCOME RISK - To the extent the ETFs in which the Fund invests hold fixed income securities, the Fund will be indirectly subject to the risks associated with fixed income investments. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, these risks are often magnified for securities rated below investment grade, often referred to as "junk bonds," and adverse changes in economic conditions or market perception are likely to cause issuers of these securities to be unable to meet their obligations to repay principal and interest to investors.

SMALL- AND MID-CAPITALIZATION COMPANY RISK - To the extent the ETFs in which the Fund invests hold securities of small- and/or mid-capitalization companies, the Fund will be indirectly subject to the risks associated with those companies. Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies.

FOREIGN COMPANY RISK - To the extent the ETFs in which the Fund invests hold securities of foreign companies, the Fund will be indirectly subject to the risks associated with those companies. Investing in foreign companies, including direct investments and through American Depositary Receipts ("ADRs") which are traded on U.S. exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the investments of the ETFs in which the Fund invests. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of performance, and therefore, has no performance information.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

----------------------------------------------------------------------------------------------------------------
                                                                                            INSTITUTIONAL CLASS
                                                                                                   SHARES
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)               None
----------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                          None
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions
(as a percentage of offering price)                                                                None
----------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                2.00%
----------------------------------------------------------------------------------------------------------------

* Redemption fee is assessed on redemptions of shares that have been held for less than 7 days. In addition, proceeds wired to your bank account may be subject to a $15 fee.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

---------------------------------------------------------------------
                                          INSTITUTIONAL CLASS SHARES
---------------------------------------------------------------------
Investment Advisory Fees                             0.50%
---------------------------------------------------------------------
Other Expenses*                                     13.48%
---------------------------------------------------------------------
Acquired Fund Fees and Expenses                      0.30%
---------------------------------------------------------------------
Total Annual Fund Operating Expenses**              14.28%
---------------------------------------------------------------------

*     Other Expenses include custodian, legal and audit expenses.

** The Adviser has voluntarily agreed to reduce fees and reimburse expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) in order to keep the Fund's actual Total Annual Fund Operating Expenses from exceeding 1.25% for Institutional Class Shares. The Adviser may discontinue all or part of this expense limitation reimbursement at any time. In addition, if at any point during the first three years after the expense was incurred it becomes unnecessary for the Adviser to make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the "Total Annual Fund Operating Expenses" and 1.25% to recapture any of its prior fee reductions or expense reimbursements.

For more information about Investment Advisory Fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:

------------------------------------------------------------
1 YEAR            3 YEARS          5 YEARS          10 YEARS
------------------------------------------------------------
$1,362             $3,718           $5,657            $9,133
------------------------------------------------------------

MORE INFORMATION ABOUT PRINCIPAL RISK

EQUITY RISK - Equity securities in which the underlying ETFs invest include public and privately issued equity securities, common and preferred stocks, warrants, shares of ADRs and rights to subscribe to common stock and convertible securities. Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stock holders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FIXED INCOME RISK -- The market value of the underlying ETFs' fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. In addition to these risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest.

FOREIGN SECURITY RISK - The underlying ETFs' investments in securities of foreign companies (including direct investments as well as ADRs) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

The investments and strategies described in this prospectus are those that each Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes, the Funds may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with their investment objectives. If a Fund invests in this manner, it may not achieve its investment objective. The Funds will only make temporary defensive investments if the Adviser believes that the risk of loss outweighs the opportunity for capital appreciation or current income.

This prospectus describes the Funds' principal investment strategies, and the Funds will normally invest in the types of investments described in this prospectus. In addition to the investments described in this prospectus, the Funds also may use other strategies and engage in other investment practices that are not part of their principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (for information on how to obtain a copy of the Statement of Additional Information see the back cover of this prospectus). Of course, there is no guarantee that the Funds will achieve their investment goals.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policy and procedures with respect to the circumstances under which the Funds disclose their portfolio holdings is available in the Statement of Additional Information.

INVESTMENT ADVISER

Hennion & Walsh Asset Management, Inc., a New Jersey corporation formed in 2003, serves as the investment adviser to the Funds. The Adviser's principal place of business is located at 2001 Route 46, Waterview Plaza, Parsippany, New Jersey 07054. The Adviser is an affiliate of Hennion and Walsh, Inc., a full service broker-dealer that has provided investment services since 1990. The Adviser manages and supervises the investment of the Funds' assets on a discretionary basis. As of March 31, 2008, the Adviser had approximately $XX million in assets under management.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.50% based on the average daily net assets of the Funds. The Funds' Adviser has voluntarily agreed to reduce fees and (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) reimburse expenses in order to keep each Fund's actual Total Annual Fund Operating Expenses from exceeding 1.25% for Institutional Class Shares. The Adviser may discontinue all or part of this expense limitation reimbursement at any time. In addition, if at any point during the first three years after the expense was incurred it becomes unnecessary for the Adviser to make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the "Total Annual Fund Operating Expenses" and 1.25% to recapture any of its prior fee reductions or expense reimbursements.

The Adviser has entered into a licensing agreement with Lipper(R) to obtain the right to offer shares of a registered investment company that pursues an investment program that seeks to track the Index and to obtain information and assistance from Lipper(R) to facilitate the operations of the Funds. Fees payable to Lipper(R) under this agreement are paid by the Adviser and not by the Funds.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract with the Adviser can be found in the Fund's Semi-Annual Report to Shareholders dated July 31, 2008.

PORTFOLIO MANAGER

Kevin D. Mahn serves as the portfolio manager for the Funds. The Adviser has employed Mr. Mahn since September of 2004. Prior to joining the Adviser, Mr. Mahn worked at Lehman Brothers in various capacities since September of 1993, leaving as a Senior Vice President. Mr. Mahn received his M.B.A. (Finance) from Fairleigh Dickinson University in 1993 and B.A. (Business Administration) from Muhlenberg College in 1991. Mr. Mahn has also served as an adjunct faculty member of Fairleigh Dickinson University in their Accounting, Economics and Finance Department.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed, and ownership of Fund shares.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Institutional Class Shares of the Funds.

Institutional Class Shares are for individual and institutional investors.

HOW TO PURCHASE FUND SHARES

All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier's checks in amounts of less than $10,000. To prevent check fraud, the Funds will not accept third-party checks, Treasury checks, credit card checks, traveler's checks, checks drawn on banks outside of the United States or starter checks for the purchase of shares, or any other check deemed high risk in the sole discretion of the Funds.

The Funds reserve the right to reject any specific purchase order for any reason. The Funds are not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Funds' policy on excessive trading, see "Market Timing Policies and Procedures."

Shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

BY MAIL

You can open an account with the Funds by sending a check and your account application to the address below. You can add to an existing account by sending the Funds a check and, if possible, the "Invest by Mail" stub that accompanies your statement. Be sure your check identifies clearly your name, your account number and the fund name. Make your check payable to SmartGrowth Funds.

REGULAR MAIL ADDRESS

UMB Fund Services ("UMBFS")
c/o SmartGrowth Funds
P.O. Box 2085
Milwaukee, WI 53201-2085

EXPRESS MAIL ADDRESS

UMB Fund Services
c/o SmartGrowth Funds
803 West Michigan Street
Milwaukee, WI 53233

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

NOTE: UMBFS will charge your account a $25 fee for any payment returned. In addition, you will be responsible for any losses suffered by the Funds as a result, such as the cost to the Funds of covering the exchange.

BY WIRE

To open an account by wire, call 1-888-465-5722 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the fund name and your account number). To purchase shares by wire, UMBFS must have received a completed application and issued an account number to you. Call 1-888-465-5722 for instructions prior to wiring the funds.

WIRING INSTRUCTIONS

Send your investment to UMB Bank, n.a. with these instructions:

UMB Bank, n.a.
ABA Number 101000695
For credit to SmartGrowth Funds
Account Number 9871691861
Further credit to: SmartGrowth Funds
Shareholder account number; names(s) of shareholder(s); SSN or TIN, and name of Fund to be purchased

The Funds and UMB Bank, n.a. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

ADDING TO AN ACCOUNT BY TELEPHONE

You automatically have the privilege to purchase additional shares by telephone unless you have declined this privilege on your account application. To purchase shares by telephone, you must also have ACH instructions on your account because payment for purchases of shares may only be made through an ACH debit of your bank account. You may call 1-888-465-5722 to purchase shares in an existing account.

Investments made by electronic funds transfer must be in amounts of at least $100 and not greater than $50,000.

AUTOMATIC INVESTMENT PLAN ("AIP")

You may purchase Fund shares automatically under the automatic investment program, which allows monies to be transferred directly from your checking or savings account to invest in a Fund.

      o     Purchases may be made on the 5th, 10th, 20th, or 25th of each month.

      o To be eligible, your account must be maintained at a domestic financial institution that is an ACH member.

      o You may sign up for the automatic investment program on your account application or by completing an Account Privileges Change Form.

      o Minimum initial investment is $1,000 (for automatic investment program only).

      o     Minimum subsequent investment is $100.

Please call shareholder services at 1-888-465-5722 for more information about participating in the program. UMBFS will charge your account a $25 fee for any ACH payment that is not honored.

MINIMUM INVESTMENTS

You can open an account with the Funds with a minimum initial investment of $250,000.

FUND CODES

Each Fund's reference information, which is listed below, will be helpful to you when you contact the Fund to purchase Institutional Class Shares, check daily net asset value per share ("NAV") or get additional information.

        Fund Name           Trading Symbol   CUSIP   Fund Code
--------------------------------------------------------------
   SmartGrowth ETF               XXX         XXXXX      901
   Lipper(R) Optimal
Conservative Index Fund

--------------------------------------------------------------
    SmartGrowth ETF              XXX         XXXXX      902
    Lipper(R) Optimal
  Moderate Index Fund

--------------------------------------------------------------
     SmartGrowth ETF             XXX         XXXXX      903
Lipper(R) Optimal Growth
       Index Fund

--------------------------------------------------------------

HOW TO REDEEM FUND SHARES

REDEMPTION BY MAIL

You may mail your redemption request to:

BY MAIL:

UMB Fund Services
c/o SmartGrowth Funds
P.O. Box 2085
Milwaukee, WI 53201

BY OVERNIGHT OR EXPRESS MAIL:

UMB Fund Services
c/o SmartGrowth Funds
803 West Michigan Street
Milwaukee, WI 53233

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.

It is important that your redemption request be mailed to the correct address and be in good order. If a redemption request is inadvertently sent to the Funds at their corporate address, it will be forwarded to UMB, and the redemption request will be processed at the next NAV calculated after receipt in good order. No redemption will be made until a request is submitted in good order.

A redemption request is considered to be in "good order" if the following information is included:

      o     The name of the Fund;

      o     The dollar amount or number of shares being redeemed;

      o     The account number; and

      o The signatures of all shareholders (including a Medallion signature guarantee when necessary).

Redemption requests for accounts in the names of corporations, fiduciaries and institutions may require additional documents, such as corporate resolutions, certificates of incumbency or copies of trust documents. Please contact shareholder services at 1-888-465-5722 for additional information.

If your request is not in good order, you or your intermediary will be notified and provided with the opportunity to make such changes or additions as necessary to be considered in good order. Your request will be considered to be in good order only after all required changes or additions have been made.

REDEMPTION BY TELEPHONE

You automatically have the privilege to redeem shares by telephone unless you have declined this option on your account application. Call shareholder services at 1-888-465-5722 between 8 a.m. and 8 p.m. Eastern Time. You may redeem as little as $100 and as much as $50,000 by telephone.

Note: Neither the Funds nor their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Funds will use reasonable procedures, such as requesting that you correctly state:

      o     Your account number;

      o     The name in which your account is registered;

      o The Social Security or Taxpayer Identification Number under which the account is registered; and

      o     The address of the account holder, as stated in the Purchase
            Application.

ADDITIONAL REDEMPTION PROVISIONS

Once we receive your order to redeem shares, you may not revoke or cancel it. We cannot accept an order to redeem that specifies a particular date, price or any other special conditions.

If you are an IRA shareholder, you must indicate on your redemption request whether to withhold federal income tax. If your redemption request fails to make an indication, your redemption proceeds will be subject to withholding.

If your redemption request exceeds the amount that you currently have in your account, your entire account will be redeemed. Your AIP, if any, will be cancelled.

The Funds reserve the right to suspend the redemption of Fund shares when the securities markets are closed, trading is restricted for any reason, an emergency exists and disposal of securities owned by a Fund is not reasonably practicable, or the SEC permits the suspension of the right of redemption or the postponement of the date of payment of a redemption.

REDEEMING THROUGH FINANCIAL INTERMEDIARIES

A broker-dealer, financial institution, or other service provider may charge a fee to redeem your Fund shares. If the financial intermediary is the shareholder of record, a Fund may accept redemption requests only from that financial intermediary.

MEDALLION SIGNATURE GUARANTEE

In addition to the requirements discussed above, a Medallion signature guarantee will be required for:

      o Redemptions made by wire transfer to a bank other than the bank of record;

      o Redemptions payable other than exactly as the account is registered or for accounts whose ownership has changed;

      o Redemptions mailed to an address other than the address on the account or to an address that has been changed within 30 days of the redemption request;

      o     Redemptions over $50,000;

      o     Adding the telephone redemption option to an existing account;

      o     Changing ownership of your account; or

      o Adding or changing automated bank instructions to an existing account.

The Funds reserve the right to require a Medallion signature guarantee under other circumstances. Medallion signature guarantees may generally be obtained from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program ("STAMP"). A notary public is not an acceptable signature guarantor.

EXCHANGING SHARES

At no charge, you may exchange Institutional Class Shares of a Fund for Institutional Class Shares of another Fund in the SmartGrowth Fund complex by writing to or calling the Funds. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds' policy on excessive trading, see "Market Timing Policies and Procedures."

CHOOSING A DISTRIBUTION OPTION

When you complete your account application, you may choose from three distribution options.

1. You may invest all income dividends and capital gains distributions in additional shares of a Fund. This option is assigned automatically if no other choice is made.

2. You may elect to receive income dividends and capital gains distributions in cash.

3. You may elect to receive income dividends in cash and to reinvest capital gains distributions in additional shares of a Fund.

If you elect to receive distributions and dividends by check and the post office cannot deliver your check, or if your check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at a Fund's then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received. You may change your election at any time. Your request for a change must be received in writing by UMBFS prior to the record date for the distribution for which a change is requested.

HOUSEHOLDING

In an effort to decrease costs, the Funds will start reducing the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 1-888-465-5722 to request individual copies of these documents, or if your shares are held through a financial intermediary please contact them directly. The Funds will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

TRANSACTION POLICIES

CALCULATING YOUR SHARE PRICE

You may buy or sell shares of a Fund on each day the New York Stock Exchange ("NYSE") is open at a price equal to its NAV next computed after it receives and accepts your order. The Funds calculate NAV once each day the NYSE is open for business (a "Business Day") as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). To receive the NAV on any given day, the Fund must receive your order in good form (meaning that it is complete and contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.) before the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following Business Day if the NYSE is open for trading that day. If the NYSE closes early -- such as on days in advance of certain generally observed holidays -- the Funds will calculate NAV as of the earlier closing time.

The Funds calculate their NAV by adding the total value of their assets, subtracting their liabilities and then dividing the result by the number of shares outstanding. In calculating NAV, the Funds generally value their investment portfolios at market price. If market prices are not readily available or the Funds reasonably believe that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Funds are required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Funds' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Funds assign to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from a Fund through its transfer agent, you may also buy or sell shares of a Fund through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to the Fund. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds' transfer agent in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

If you deal directly with a financial intermediary or an authorized institution, you will have to follow their procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through a financial intermediary or an authorized institution, you should contact them directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and authorized institutions.

PAYMENT OF REDEMPTION PROCEEDS

Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (proceeds wired to your bank account will be subject to a $15 fee). The Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper form, meaning that it is complete and contains all necessary information, and has all supporting documentation (such as proper Medallion signature guarantees, IRA rollover forms, etc.). The Funds may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. Before they grant a redemption request, the Funds may require a shareholder to furnish additional legal documents to insure proper authorization. If you redeem shares that were recently purchased by check or through ACH, you will not receive your redemption proceeds until the check has cleared or the ACH transaction has been completed, which may take up to 15 days from the purchase date.

IN-KIND TRANSACTIONS

Under certain conditions and at the Funds' discretion, you may pay for shares of the Funds with securities instead of cash. The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Funds' remaining shareholders, the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sold them.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. The Funds will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the need to sell your shares. If your shares are redeemed for this reason within 7 calendar days of their purchase, the redemption fee will not be applied.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss.

SHAREHOLDER SERVICING ARRANGEMENTS

The Funds may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates. This section and the following section briefly describe how financial intermediaries may be paid for providing these services.

The Funds generally pay financial intermediaries a fee that is based on the assets of the Funds that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of a Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to Fund shareholders, as described in the section below.

PAYMENTS TO FINANCIAL INTERMEDIARIES

From time to time, the Adviser and/or its affiliates, at their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Funds. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Funds available to their customers or registered representatives, including providing the Funds with "shelf space," placing it on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by the U.S. Securities and Exchange Commission ("SEC") and Financial Industry Regulatory Authority ("FINRA") rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" in the Funds' Statement of Additional Information.

The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or price of a Fund's shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of a Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of each Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, because the Funds indirectly invest in foreign securities traded primarily on markets that close prior to the time the Funds determine their NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than Funds investing in U.S. securities.

In instances where a significant event that affects the value of one or more foreign securities held by an underlying ETF takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Fund's shares by virtue of their Fund share transaction, if those prices reflect the fair value of the foreign securities. Although the Funds have procedures designed to determine the fair value of foreign securities for purposes of calculating their NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

For more information on how the Funds use fair value pricing, see "Calculating Your Share Price." The Funds' service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:

o Shareholders are restricted from making more than five "round trips" including exchanges into or out of a Fund per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

o The Funds assess a redemption fee of 2.00% on redemptions by shareholders of Fund shares held for less than 7 calendar days (subject to certain exceptions as discussed in "Redemption Fee").

o The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if a Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur. Systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Funds for their customers through which transactions are placed. In accordance with Rule 22c-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Funds have entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Funds' market-timing policy; (2) furnish the Funds, upon its request, with information regarding customer trading activities in shares of the Funds; and (3) enforce the Funds' market-timing policy with respect to customers identified by the Funds as having engaged in market timing. When information regarding transactions in the Funds' shares is requested by a Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons. Please contact your financial intermediary for more information.

REDEMPTION FEE

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of such trading, each Fund charges a 2.00% redemption fee on redemptions of shares that have been held for less than 7 days. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to the exchange of shares or shares purchased with reinvested dividends or distributions. In determining how long shares of a Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Funds on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Funds request that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Funds. However, the Funds recognize that due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds'.

Each Fund reserves the right to waive the redemption fee in its discretion where it believes such waiver is in the best interests of the Fund, including certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) failed verifications; (v) involuntary redemptions; and (vi) retirement loans and withdrawals. The redemption fee will not be applied on redemptions made within the 7 calendar day period because the account does not meet the applicable minimum account size or because the Fund is unable to verify the accountholder's identity within a reasonable time after the account is opened.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Funds will ask your name, address, date of birth, and other information that will allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

However, each Fund reserves the right to close or liquidate your account at the NAV next determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, each Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications. If your account is closed for this reason, the redemption fee will not be applied. You will not be entitled to recover any sales charges paid in connection with your purchase of Fund Shares.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of illegal activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

Normally, each Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

Each Fund will automatically reinvest dividends and distributions in additional shares of the Fund, unless you elect on your account application to receive them in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. The following is a summary of the federal income tax consequences of investing in the Funds. This summary does not apply to shares held in an individual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. This summary is based on current tax laws, which may change.

Each Fund intends to make an election to be taxable as a regulated investment company ("RIC") under Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"). The Fund, however, intends to make investments in ETF and ETNs, the tax consequences of which are uncertain for purposes of meeting the RIC qualification requirements, including the RIC qualifying income test. The RIC qualifying income test is determined on an annual basis, so it is difficult to predict whether a Fund will meet this test if it matches adjustments to its respective index and such adjustments negatively affect the character of the income received by a Fund under these rules. Each Fund intends to monitor their investments in ETFs and ETNs in an effort to limit its non-qualifying income under the Qualifying Income Requirement to be under 10% of each Fund's gross income.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Funds may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions that are designated by the Funds as qualified dividend income are generally taxable at the rates applicable to long-term capital gains. Once a year the Funds will send you a statement showing the types and total amount of distributions you received during the previous year. You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors. Call 1-888-465-5722 to find out when the Fund expects to make a distribution to shareholders.

Each sale of shares of a Fund may be a taxable event. A sale may result in a capital gain or loss to you. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. The gain or loss generally will be treated as short term if you held the shares 12 months or less, long term if you held the shares for longer.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                SMARTGROWTH FUNDS

INVESTMENT ADVISER

Hennion & Walsh Asset Management, Inc.
2001 Route 46, Waterview Plaza
Parsippany, NJ 07054

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE, WITHOUT CHARGE, THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI includes detailed information about the Funds and The Advisors' Inner Circle Fund II. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: These reports contain information from the Funds' portfolio manager about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Funds' holdings and detailed financial information about the Funds.

TO OBTAIN AN SAI OR MORE INFORMATION:

BY TELEPHONE:   1-888-465-5722

BY MAIL:        UMB Fund Services
                c/o SmartGrowth Funds
                P.O. Box 2085
                Milwaukee, WI 53201-2085

BY INTERNET:    www.smartgrowthfunds.com

FROM THE SEC: You can also obtain the SAI, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

THE ADVISORS' INNER CIRCLE FUND II'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-07102.

                                                                 HWM-PS-002-0200

                       STATEMENT OF ADDITIONAL INFORMATION

            SMARTGROWTH ETF LIPPER(R) OPTIMAL CONSERVATIVE INDEX FUND
              SMARTGROWTH ETF LIPPER(R) OPTIMAL MODERATE INDEX FUND
               SMARTGROWTH ETF LIPPER(R) OPTIMAL GROWTH INDEX FUND

              EACH, A SERIES OF THE ADVISORS' INNER CIRCLE FUND II
                                  MAY 31, 2008

                               INVESTMENT ADVISER:
                     HENNION & WALSH ASSET MANAGEMENT, INC.

This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information about the activities and operations of The Advisors' Inner Circle Fund II (the "Trust") and the SmartGrowth ETF Lipper(R) Optimal Conservative Index Fund, the SmartGrowth ETF Lipper(R) Optimal Moderate Index Fund and the SmartGrowth ETF Lipper(R) Optimal Growth Index Fund (each, a "Fund" and collectively, the "Funds") and should be read in conjunction with the Funds' prospectuses, dated May 31, 2008.

This SAI is incorporated by reference into the Funds' prospectuses. The financial statements with respect to each Fund for the fiscal year ended January 31, 2008, including notes thereto and the report of Ernst & Young LLP thereon, are herein incorporated by reference. A copy of the 2008 Annual Report to Shareholders must accompany the delivery of this SAI. A prospectus may be obtained by calling toll-free 1-888-465-5722.

                                TABLE OF CONTENTS

THE TRUST .................................................................    1
DESCRIPTION OF PERMITTED INVESTMENTS ......................................    2
INVESTMENT LIMITATIONS ....................................................   15
THE ADVISER ...............................................................   16
PORTFOLIO MANAGER .........................................................   17
THE ADMINISTRATOR .........................................................   19
THE DISTRIBUTOR ...........................................................   20
PAYMENTS TO FINANCIAL INTERMEDIARIES ......................................   21
THE TRANSFER AGENT ........................................................   22
THE CUSTODIAN .............................................................   22
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .............................   22
LEGAL COUNSEL .............................................................   22
TRUSTEES AND OFFICERS OF THE TRUST ........................................   22
PURCHASING AND REDEEMING SHARES ...........................................   28
DETERMINATION OF NET ASSET VALUE ..........................................   28
TAXES .....................................................................   29
BROKERAGE ALLOCATION AND OTHER FUND BROKERAGE PRACTICES ...................   33
PORTFOLIO HOLDINGS ........................................................   36
DESCRIPTION OF SHARES .....................................................   37
SHAREHOLDER LIABILITY .....................................................   37
LIMITATION OF TRUSTEES' LIABILITY .........................................   37
CODES OF ETHICS ...........................................................   38
PROXY VOTING ..............................................................   38
5% AND 25% SHAREHOLDERS ...................................................   38
INDEX INFORMATION .........................................................   38
APPENDIX A - RATINGS ......................................................  A-1
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES .........................  B-1

May 31, 2008                                                 HWM-SX-001-0200

THE TRUST

THE FUNDS AND THE TRUST

GENERAL. Each Fund is a series of the Trust. The Trust is an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992, as amended and restated as of February 18, 2004 and August 10, 2004. Prior to August 10, 2004, the Trust's name was The Arbor Fund. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each fund of the Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing, insurance expenses, brokerage costs, interest charges, taxes and organization expenses; and (ii) pro rata share of the fund's other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate Statements of Additional Information.

DESCRIPTION OF MULTIPLE CLASSES OF SHARES. The Trust is authorized to offer shares of the Funds in Institutional Class Shares and Class A Shares however, as of the date of this SAI, only Class A shares are available for purchase. The different classes provide for variations in sales charges, certain distribution and shareholder servicing expenses and minimum initial investment requirements. Minimum investment requirements and investor eligibility are described in the prospectuses. The Trust reserves the right to create and issue additional classes of shares. For more information on distribution expenses, see "The Distributor" in the SAI.

VOTING RIGHTS. Each shareholder of record is entitled to one vote for each share held on the record date for the meeting. In other words, each shareholder of record is entitled to one vote for each share held on the record date for the meeting. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate one or more Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board of Trustees.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Each Fund's investment objective and principal investment strategies are described in the Funds' prospectuses. Each Fund is classified as a "diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The following information supplements, and should be read in conjunction with, the prospectuses. Each Fund will only invest in any of the following instruments, or engage in any of the investment practices set forth below if such investment or activity is consistent with the Fund's investment objective(s) and as permitted by its stated investment policies. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

PORTFOLIO TURNOVER RATES. Portfolio turnover rate is defined under the U.S. Securities and Exchange Commission (the "SEC") rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover may include futures contracts in which the Funds may invest since such contracts generally have remaining maturities of less than one year. The Funds may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover. For the fiscal period from May 21, 2007 (commencement of operations) to January 31, 2008, the portfolio turnover rates for the Funds were as follows:

           -----------------------------------------------------------------
                                 PORTFOLIO TURNOVER RATE
           -----------------------------------------------------------------
           FUND                                                        2008
           -----------------------------------------------------------------
           SmartGrowth ETF Lipper(R) Optimal
           Conservative Index Fund                                      XX%
           -----------------------------------------------------------------
           SmartGrowth ETF Lipper(R) Optimal
           Moderate Index Fund                                          XX%
           -----------------------------------------------------------------
           SmartGrowth ETF Lipper(R) Optimal
           Growth Index Fund                                            XX%
           -----------------------------------------------------------------

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the Funds' permitted investments and investment practices and the associated risk factors. The Funds may directly, or indirectly through an Underlying ETF invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with each Fund's investment objective and permitted by the Fund's stated investment policies.

EXCHANGE-TRADED FUNDS. Each Fund may invest in exchange-traded funds. ETFs may be structured as investment companies that are registered under the 1940 Act, typically as open-end funds or unit investment trusts. These ETFs are generally based on specific domestic and foreign market securities indices. An "index-based ETF" seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Alternatively, ETFs may be structured as grantor trusts or other forms of pooled investment vehicles that are not registered or regulated under the 1940 Act. These ETFs typically hold commodities, precious metals, currency or other non-securities investments. ETFs, like mutual funds, have expenses associated with their operation, such as advisory and custody fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, including the brokerage costs associated with the purchase and sale of shares of the ETF, the Fund will bear a pro rata portion of the ETF's expenses. In addition, it may be more costly to own an ETF than to directly own the securities or other investments held by the ETF because of ETF expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities or other investments held by the ETF, although lack of liquidity in the market for the shares of an ETF could result in the ETF's value being more volatile than the underlying securities or other investments.

EXCHANGE-TRADED NOTES. Each Fund may invest in exchange-traded notes. ETNs are debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. ETNs may be riskier than ordinary debt securities and may have no principal protection. The Fund's investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return it was promised.

EQUITY SECURITIES. The Funds and Underlying ETFs may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value of a fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Funds and Underlying ETFs purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o ROYALTY TRUSTS. Royalty trusts are structured similarly to REITs. A royalty trust generally acquires an interest in natural resource companies or chemical companies and distributes the income it receives to the investors of the royalty trust. A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

      Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o SMALL AND MEDIUM-SIZED COMPANIES - Investors in small and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium-sized companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

AMERICAN DEPOSITARY RECEIPTS ("ADRS") - ADRs as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. ADRs are subject to many of the risks associated with investing directly in foreign securities. European Depositary Receipts are similar to ADRs, except that they are typically issued by European banks or trust companies.

ADRs can be sponsored or unsponsored. While these types are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depository receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depository receipts agree to distribute notices of shareholders meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request. The depositary of an unsponsored facility frequency is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

For purposes of a fund's investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depository receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

Investments in the securities of foreign issuers may subject a fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

MASTER LIMITED PARTNERSHIPS. Master Limited Partnerships ("MLPs") are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the "Code"). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP's operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount ("minimum quarterly distributions" or "MQD"). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership's cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

General partner interests of MLPs are typically retained by an MLP's original sponsors, such as its founders, corporate partners, entities that sell assets to the MLP and investors such as us. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder's investment in the general partner interest. General partner interests often confer direct board participation rights and in many cases, operating control, over the MLP. These interests themselves are not publicly traded, although they may be owned by publicly traded entities. General partner interests receive cash distributions, typically 2% of the MLP's aggregate cash distributions, which are contractually defined in the partnership agreement. In addition, holders of general partner interests typically hold incentive distribution rights ("IDRs"), which provide them with a larger share of the aggregate MLP cash distributions as the distributions to limited partner unit holders are increased to prescribed levels. General partner interests generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.

FIXED INCOME SECURITIES. Fixed income securities include bonds, notes, debentures and other interest-bearing securities that represent indebtedness. The market value of the fixed income investments in which a fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a fund's net asset value.

FOREIGN SECURITIES. Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's or Moody's, or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see "Appendix A - Ratings" to this SAI.

REAL ESTATE INVESTMENT TRUSTS. Real Estate Investment Trusts (a "REIT") is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Underlying ETF invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Underlying ETF's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

U.S. GOVERNMENT SECURITIES. Examples of types of U.S. government obligations in which the Underlying ETFs may invest include U.S. Treasury Obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

o U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

o RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

o U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

o U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a fund's shares.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. The Underlying ETFs may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

o BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

o CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

o TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

REPURCHASE AGREEMENTS. A repurchase agreement is an agreement under which a fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. Mutual funds follow certain procedures designed to minimize the risks inherent in such agreements. The Funds' procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the a fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement and consist only of securities permissible under Section 101(47)(A)(i) of the Bankruptcy Code (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a fund will seek to liquidate such collateral. However, the exercising of a fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Funds' total assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

SECURITIES OF OTHER INVESTMENT COMPANIES. Securities of other investment companies, including shares of exchange-traded funds, closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which investment companies can invest in securities of other investment companies. Investment Companies are prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) an investment company owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of an investment company's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of an investment company, unless it does so in reliance on a statutory exemption under the 1940 Act or rule or SEC staff interpretations thereunder.

SECURITIES LENDING - The Funds may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds' Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). The Funds will not lend portfolio securities to their Adviser or their affiliates unless permissible under the 1940 Act and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Funds.

The Funds may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Funds' securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Funds will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Funds must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Funds must be able to terminate the loan on demand; (iv) the Funds must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Funds may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Funds' administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Funds must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Funds will reduce the risk that they will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Funds may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Funds purchase or sell a futures contract, or sells an option thereon, each Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, the Funds may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Funds may undertake and on the potential increase in the speculative character of the Funds' outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

The Funds may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Funds will maintain in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Funds may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Funds may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Funds may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Funds will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Funds may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Funds may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Funds will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Funds may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Funds' use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Funds and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Funds' exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. The Funds may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Funds may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Funds will be "covered," which means that the Funds will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When the Funds write an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

The Funds may trade put and call options on securities, securities indices and currencies, as the investment adviser determines is appropriate in seeking each Fund's investment objectives, and except as restricted by each Fund's investment limitations.

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Funds may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Funds are unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Funds deliver the security upon exercise.

The Funds may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Funds may seek to purchase in the future. The Funds purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Funds, loss of the premium paid may be offset by an increase in the value of each Fund's securities or by a decrease in the cost of acquisition of securities by the Funds.

The Funds may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Funds writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Funds will realize as profit the premium received for such option. When a call option of which the Funds are the writer is exercised, the Funds will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Funds are the writer is exercised, the Funds will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Funds may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Funds will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, each Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Funds may ultimately realize upon their sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Funds. Under the supervision of the Trust's Board of Trustees, the Adviser determines the liquidity of each Fund's investments. In determining the liquidity of each Fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). The Funds will not invest more than 15% of its net assets in illiquid securities.

RESTRICTED SECURITIES. Restricted securities are securities that may not be sold freely to the public absent registration under the U.S. Securities Act of 1933, as amended (the "1933 Act") or an exemption from registration. As consistent with each Fund's investment objectives, the Funds may invest in Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

SHORT SALES. As consistent with each Fund's investment objective, the Funds may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Funds own at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Underlying ETFs with respect to the securities that are sold short.

Uncovered short sales are transactions under which an Underlying ETF sells a security it does not own. To complete such a transaction, the Underlying ETF must borrow the security to make delivery to the buyer. The Underlying ETF then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Underlying ETF. Until the security is replaced, the Underlying ETF is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Underlying ETF also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a fund closes its short position or replaces the borrowed security, the Funds will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Funds' short position.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

In addition to each Fund's investment objective, the following investment limitations are fundamental policies of the Funds that cannot be changed without the consent of the holders of a majority of a Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

Each Fund may not:

1. Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index which the Fund tracks may be concentrated in a particular industry, the Fund will necessarily be concentrated in that industry.

3. Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

NON-FUNDAMENTAL POLICIES

The following investment limitations of each Fund are non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval. These non-fundamental policies are based upon the regulations currently set forth in the 1940 Act.

Each Fund may not:

1. Purchase securities of any issuer (except securities of other investment companies, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total net assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of the Fund's total net assets.

2. Borrow money in an amount exceeding 33 1/3% of the value of its total net assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total net assets.

3. Make loans if, as a result, more than 33 1/3% of its total net assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

4. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

5. Invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

Except with respect to Funds' policies concerning borrowing and illiquid securities, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a Fund to exceed its limitation, the Funds will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances cause a Fund to exceed its limitation, the Funds will take steps to bring the aggregate amount of borrowing back within the limitations as soon as reasonably practicable.

THE ADVISER

GENERAL. Hennion & Walsh Asset Management, Inc., a New Jersey corporation formed in 2003, serves as the investment adviser to the Funds. The Adviser's principal place of business is located at 2001 Route 46, Waterview Plaza, Parsippany, New Jersey 07054. The Adviser is an affiliate of Hennion & Walsh, Inc., a full service broker-dealer that has provided investment services since 1990. The Adviser manages and supervises the investment of the Funds' assets on a discretionary basis. As of March 31, 2008, the Adviser had approximately $XX million in assets under management.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for each of the Funds and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of each Fund. The Adviser has voluntarily agreed to reduce its fees and reimburse expenses to the extent necessary to keep each Fund's total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.50% of each Fund's average daily net assets for Class A Shares and 1.25% of each Fund's average daily net assets for Institutional Class Shares. The Adviser may discontinue all or part of these fee reductions or expense reimbursements at any time. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between each Fund's total annual fund operating expenses and 1.50% for Class A Shares and 1.25% for Institutional Class Shares to recapture all or a portion of its fee reductions or expense reimbursements made during the preceding three year period.

For the fiscal period from May 21, 2007 (commencement of operations) to January 31, 2008, the Funds paid the Adviser the following advisory fees:

------------------------------------------------------------------------------------------
                                    CONTRACTUAL FEES   FEES WAIVED BY    TOTAL FEES PAID
FUND                                      PAID             ADVISER      (AFTER REDUCTIONS)
------------------------------------------------------------------------------------------
SmartGrowth ETF Lipper(R)
Optimal Conservative Index Fund           $XX                $XX               $XX
------------------------------------------------------------------------------------------
SmartGrowth ETF Lipper(R)
Optimal Moderate Index Fund               $XX                $XX               $XX
------------------------------------------------------------------------------------------
SmartGrowth ETF Lipper(R)
Optimal Growth Index Fund                 $XX                $XX               $XX
------------------------------------------------------------------------------------------

The Adviser has entered into a licensing agreement with Lipper(R) to obtain the right to offer shares of a registered investment company that pursues an investment program that seeks to track the Conservative Index, the Moderate Index and the Growth Index and to obtain information and assistance from Lipper(R) to facilitate the operations of the Funds. Fees payable to Lipper(R) under this agreement are paid by the Adviser and not by the Funds.

PORTFOLIO MANAGER

This section includes information about the Funds' portfolio manager, including information about other accounts managed, the dollar range of Fund shares owned and compensation.

COMPENSATION. The portfolio manager is compensated in accordance with a base salary and subjective bonus structure. The portfolio manager also has other responsibilities, distinct from those relating to the Funds, within the advisory firm. These responsibilities do not conflict nor limit the ability of the portfolio manager to fulfill the responsibilities in managing the Funds on a day-to-day basis. The subjective bonus is predicated on the overall firm's profitability in conjunction with the value that the portfolio manager has brought to the firm in his various functions.

FUND SHARES OWNED BY THE PORTFOLIO MANAGER. The following table shows the dollar amount range of the portfolio manager's "beneficial ownership" of shares of the Funds. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

-------------------------------------------
NAME           DOLLAR RANGE OF FUND SHARES*
-------------------------------------------
Kevin Mahn                 None
-------------------------------------------

*     Valuation date is January 31, 2008.

OTHER ACCOUNTS. In addition to the Funds, the portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of January 31, 2008.

-----------------------------------------------------------------------------------------
              REGISTERED INVESTMENT    OTHER POOLED INVESTMENT
                    COMPANIES                 VEHICLES                 OTHER ACCOUNTS
             ----------------------------------------------------------------------------
              NUMBER                    NUMBER
               OF       TOTAL ASSETS      OF      TOTAL ASSETS   NUMBER OF   TOTAL ASSETS
   NAME      ACCOUNTS    (MILLIONS)    ACCOUNTS    (MILLIONS)    ACCOUNTS     (MILLIONS)
-----------------------------------------------------------------------------------------
Kevin Mahn       X           $X           X            $X            X            $X
-----------------------------------------------------------------------------------------

CONFLICTS OF INTERESTS. The portfolio manager's management of "other accounts" may give rise to potential conflicts of interest in connection with his management of the Funds' investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund's. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio manager's knowledge about the size, timing and possible market impact of the Funds' trade, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of fund valuation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administrator also serves as the shareholder servicing agent for the Funds under a shareholder servicing arrangement with the Trust pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. The Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee, which is detailed below in the following schedule:

           ---------------------------------------------------------------------
            FEE (AS A PERCENTAGE OF AGGREGATE
                  AVERAGE ANNUAL ASSETS)         FUND'S AVERAGE DAILY NET ASSETS
           ---------------------------------------------------------------------
                          0.10%                         First $500 million
           ---------------------------------------------------------------------
                          0.08%                     $500 million - $2 billion
           ---------------------------------------------------------------------
                          0.06%                          Over $2 billion
           ---------------------------------------------------------------------

The minimum fee will be $90,000 per Fund. The SmartGrowth Fund Complex will be subject to an additional minimum fee at a rate of $90,000 per additional Fund, in the event that the SmartGrowth Fund Complex adds any Fund in addition to the Funds. Additions of new Classes or Shares to any Fund will be subject to an additional minimum fee at a rate of $15,000 per Class, allocable among all of the Funds. For the fiscal period May 21, 2007 (commencement of operations) to January 31, 2008, the portfolio the Funds paid the Administrator the following fees:

-------------------------------------------------------------------------------------
                                      CONTRACTUAL
                                    ADMINISTRATION   FEES WAIVED BY   TOTAL FEES PAID
FUND                                   FEES PAID      ADMINISTRATOR   (AFTER WAIVERS)
-------------------------------------------------------------------------------------
SmartGrowth ETF Lipper(R)
Optimal Conservative Index Fund           $XX              $XX              $XX
-------------------------------------------------------------------------------------
SmartGrowth ETF Lipper(R)
Optimal Moderate Index Fund               $XX              $XX              $XX
-------------------------------------------------------------------------------------
SmartGrowth ETF Lipper(R)
Optimal Growth Index Fund                 $XX              $XX              $XX
-------------------------------------------------------------------------------------

THE DISTRIBUTOR

GENERAL. SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust are parties to a distribution agreement dated May 31, 2000 ("Distribution Agreement"). The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not "interested parties" of the Trust and have no direct or indirect financial interest in the operation of the plan or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

THE DISTRIBUTION PLAN. The Distribution Plan (the "Plan") provides that Class A Shares of each Fund pay the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority ("FINRA") rules concerning sales charges.

PAYMENTS UNDER THE DISTRIBUTION PLAN. For the fiscal period from May 21, 2007 (commencement of operations) to January 31, 2008, the Funds paid the Distributor the following fees pursuant to the Plan:

------------------------------------------------------------------------
                                                                   FEES
FUND                                                  FEES PAID   WAIVED
------------------------------------------------------------------------
SmartGrowth ETF Lipper(R) Optimal Conservative
Index Fund                                                XX        XX
------------------------------------------------------------------------
SmartGrowth ETF Lipper(R) Optimal Moderate Index
Fund                                                      XX        XX
------------------------------------------------------------------------
SmartGrowth ETF Lipper(R) Optimal Growth Index Fund       XX        XX
------------------------------------------------------------------------

DEALER REALLOWANCES. Class A Shares of the Funds are sold subject to a front-end sales charge as described in the prospectus. Selling dealers are normally reallowed 90% of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of Class A Shares.

-------------------------------------------------------------------------------------------------
                 FUND                      DEALER REALLOWANCE AS A PERCENTAGE OF OFFERING PRICE
-------------------------------------------------------------------------------------------------
                                                    $100,000   $250,000    $500,000
                                           Less     but less   but less    but less
                                           than       than       than        than      $1,000,000
                                         $100,000   $250,000   $500,000   $1,000,000    and over
-------------------------------------------------------------------------------------------------
SmartGrowth ETF Lipper(R) Optimal
Conservative Index Fund                    4.28%      3.38%      2.48%       1.80%        None
-------------------------------------------------------------------------------------------------
SmartGrowth ETF Lipper(R) Optimal
Moderate Index Fund                        4.28%      3.38%      2.48%       1.80%        None
-------------------------------------------------------------------------------------------------
SmartGrowth ETF Lipper(R) Optimal
Growth Index Fund                          4.28%      3.38%      2.48%       1.80%        None
-------------------------------------------------------------------------------------------------

THE SHAREHOLDER SERVICES PLAN. The Funds have entered into a shareholder servicing agreement with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the "Service Plan"). Under the Service Plan, service providers may perform, or may compensate other service providers for performing the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Funds may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets of the Class A shares of the Funds, subject to the arrangement for provision of shareholder and administrative services.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser and/or its affiliates, at their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates, as incentives to help market and promote the Funds and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Funds, the Distributor or shareholders of the Funds through the financial intermediary's retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary's retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing a Fund in a financial intermediary's retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Funds; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Fund by financial intermediaries' customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

THE TRANSFER AGENT

UMB Fund Services, Inc., 803 West Michigan Street Suite A, Milwaukee, Wisconsin 53233 (the "Transfer Agent"), serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

THE CUSTODIAN

U.S. Bank N.A., 800 Nicollett Mall, Minneapolis, Minnesota 55402 (the "Custodian"), serves as the Funds' custodian under a custody agreement with the Trust. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, Two Commerce Square, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as independent registered public accounting firm for the Funds. Ernst & Young LLP performs annual audits of the Funds' financial statements and provides other audit, tax and related services for the Funds.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103-2921, serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing the Funds and each of the Trust's other series, which includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and principal occupations for the last five years of each of the persons currently serving as a Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

------------------------------------------------------------------------------------------------------------------------------------
                               POSITION
                            WITH TRUST AND
        NAME AND                LENGTH                   PRINCIPAL OCCUPATIONS
     DATE OF BIRTH             OF TERM                      IN PAST 5 YEARS                      OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
------------------------------------------------------------------------------------------------------------------------------------
Robert Nesher             Chairman of the        SEI employee 1974 to present;          Trustee of The Advisors' Inner Circle Fund,
(08/17/46)                Board of Trustees*     currently performs various services    Bishop Street Funds, SEI Daily Income
                          (since 1991)           on behalf of SEI Investments for       Trust, SEI Institutional International
                                                 which Mr. Nesher is compensated.       Trust, SEI Institutional Investments Trust,
                                                 President and Director of SEI          SEI Institutional Managed Trust, SEI Liquid
                                                 Opportunity Fund, L.P. and SEI         Asset Trust, SEI Asset Allocation Trust and
                                                 Structured Credit Fund, LP.            SEI Tax Exempt Trust. Director of SEI
                                                 President and Chief Executive          Global Master Fund plc, SEI Global Assets
                                                 Officer of SEI Alpha Strategy          Fund plc, SEI Global Investments Fund plc,
                                                 Portfolios, LP, June 2007 to           SEI Investments--Global Funds Services,
                                                 present.                               Limited, SEI Investments Global, Limited,
                                                                                        SEI Investments (Europe) Ltd., SEI
                                                                                        Investments--Unit Trust Management (UK)
                                                                                        Limited, SEI Multi-Strategy Funds PLC, SEI
                                                                                        Global Nominee Ltd. and SEI Alpha Strategy
                                                                                        Portfolios, LP.
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran          Trustee*               Self-Employed Consultant since 2003.   Trustee of The Advisors' Inner Circle Fund,
(05/26/40)                (since 1992)           Partner at Morgan, Lewis & Bockius     Bishop Street Funds, SEI Daily Income
                                                 LLP (law firm) from 1976 to 2003.      Trust, SEI Institutional International
                                                 Counsel to the Trust, SEI              Trust, SEI Institutional Investments Trust,
                                                 Investments, SIMC, the Administrator   SEI Institutional Managed Trust, SEI Liquid
                                                 and the Distributor.                   Asset Trust, SEI Asset Allocation Trust and
                                                                                        SEI Tax Exempt Trust. Director of SEI Alpha
                                                                                        Strategy Portfolios, LP since June 2007.
                                                                                        Director of SEI Investments (Europe),
                                                                                        Limited, SEI Investments--Global Funds
                                                                                        Services, Limited, SEI Investments Global,
                                                                                        Limited, SEI Investments (Asia), Limited
                                                                                        and SEI Asset Korea Co., Ltd. Director of
                                                                                        the Distributor since 2003.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                               POSITION
                            WITH TRUST AND
        NAME AND                LENGTH                   PRINCIPAL OCCUPATIONS
     DATE OF BIRTH             OF TERM                      IN PAST 5 YEARS                      OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------
------------------------------------------------------------------------------------------------------------------------------------
Charles E. Carlbom        Trustee                Self-Employed Business Consultant,     Trustee of The Advisors' Inner Circle Fund
(08/20/34)                (since 2005)           Business Projects Inc. since 1997.     and Bishop Street Funds; Board Member,
                                                                                        Oregon Transfer Co., and O.T. Logistics,
                                                                                        Inc.
------------------------------------------------------------------------------------------------------------------------------------
Mitchell A. Johnson       Trustee                Retired.                               Trustee of The Advisors' Inner Circle Fund,
(03/01/42)                (since 2005)                                                  Bishop Street Funds, SEI Asset Allocation
                                                                                        Trust, SEI Daily Income Trust, SEI
                                                                                        Institutional International Trust, SEI
                                                                                        Institutional Managed Trust, SEI
                                                                                        Institutional Investments Trust, SEI Liquid
                                                                                        Asset Trust, SEI Tax Exempt Trust and SEI
                                                                                        Alpha Strategy Portfolios, LP. Director,
                                                                                        Federal Agricultural Mortgage Corporation
                                                                                        (Farmer Mac) since 1997.
------------------------------------------------------------------------------------------------------------------------------------
Betty L. Krikorian        Trustee                Self-Employed Legal and Financial      Trustee of The Advisors' Inner Circle Fund
(01/23/43)                (since 2005)           Services Consultant since 2003.        and Bishop Street Funds.
                                                 Counsel (in-house) for State Street
                                                 Bank from 1995 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
James M. Storey           Trustee                Attorney, Solo Practitioner since      Trustee/Director of The Advisors' Inner
(04/12/31)                (since 1994)           1994.                                  Circle Fund, Bishop Street Funds, U.S.
                                                                                        Charitable Gift Trust, SEI Daily Income
                                                                                        Trust, SEI Institutional International
                                                                                        Trust, SEI Institutional Investments Trust,
                                                                                        SEI Institutional Managed Trust, SEI Liquid
                                                                                        Asset Trust, SEI Asset Allocation Trust,
                                                                                        SEI Tax Exempt Trust and SEI Alpha Strategy
                                                                                        Portfolios, LP.
------------------------------------------------------------------------------------------------------------------------------------
George J. Sullivan, Jr.   Trustee                Self-employed Consultant, Newfound     Trustee/Director of State Street, The
(11/13/42)                (since 1999)           Consultants Inc. since April 1997.     Advisors' Inner Circle Fund, Bishop Street
                                                                                        Funds, Navigator Securities Lending Trust,
                                                                                        SEI Opportunity Fund, L.P., SEI Structured
                                                                                        Credit Fund, LP, SEI Daily Income Trust,
                                                                                        SEI Institutional International Trust, SEI
                                                                                        Institutional Investments Trust, SEI
                                                                                        Institutional Managed Trust, SEI Liquid
                                                                                        Asset Trust, SEI Asset Allocation Trust,
                                                                                        SEI Tax Exempt Trust, SEI Alpha Strategy
                                                                                        Portfolios, LP and SEI Mutual Funds Canada.
------------------------------------------------------------------------------------------------------------------------------------

* Denotes Trustees who may be deemed to be "interested" persons of the Funds as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

BOARD COMMITTEES. The Board has established the following standing committees:

o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as each fund's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by each fund's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing each fund's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firms' reports on the adequacy of the Trust's internal financial controls; reviewing, in consultation with each fund's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each fund's financial statements; and other audit related matters. Messrs. Carlbom, Johnson, Storey, Sullivan and Ms. Krikorian currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met XX times during the most recently completed fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher, interested trustee, currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met XX times during the most recently completed fiscal year.

o NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee will consider nominees recommended by shareholders if such recommendations are submitted in writing and addressed to the Nominating Committee at the Trust's offices. Ms. Krikorian and Messrs. Carlbom, Johnson, Storey, and Sullivan currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met XX times during the most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

--------------------------------------------------------------------------------
                                                      AGGREGATE DOLLAR RANGE OF
NAME                   DOLLAR RANGE OF FUND SHARES*       SHARES (ALL FUNDS)*
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------

--------------------------------------------------------------------------------
Nesher                             None                          None

--------------------------------------------------------------------------------
Doran                              None                          None

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------

--------------------------------------------------------------------------------
Carlbom                            None                          None

--------------------------------------------------------------------------------
Johnson                            None                          None

--------------------------------------------------------------------------------
Krikorian                          None                          None

--------------------------------------------------------------------------------
Storey                             None                          None

--------------------------------------------------------------------------------
Sullivan                           None                          None

--------------------------------------------------------------------------------

*     Valuation date is December 31, 2007.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

------------------------------------------------------------------------------------------------------------------
                                           PENSION OR
                                       RETIREMENT BENEFITS   ESTIMATED ANNUAL
                          AGGREGATE     ACCRUED AS PART OF     BENEFITS UPON     TOTAL COMPENSATION FROM THE TRUST
NAME                    COMPENSATION      FUND EXPENSES         RETIREMENT             AND FUND COMPLEX**
------------------------------------------------------------------------------------------------------------------
Robert A. Nesher*           $ 0                 $0                  $0          $ 0 for service on one (1) board
------------------------------------------------------------------------------------------------------------------
William M. Doran*           $ 0                 $0                  $0          $ 0 for service on one (1) board
------------------------------------------------------------------------------------------------------------------
Charles E. Carlbom          $XX                 $0                  $0          $XX for service on one (1) board
------------------------------------------------------------------------------------------------------------------
Mitchell A. Johnson         $XX                 $0                  $0          $XX for service on one (1) board
------------------------------------------------------------------------------------------------------------------
Betty L. Krikorian          $XX                 $0                  $0          $XX for service on one (1) board
------------------------------------------------------------------------------------------------------------------
James M. Storey             $XX                 $0                  $0          $XX for service on one (1) board
------------------------------------------------------------------------------------------------------------------
George J. Sullivan          $XX                 $0                  $0          $XX for service on one (1) board
------------------------------------------------------------------------------------------------------------------

*     A Trustee who is an "interested person" as defined by the 1940 Act.

**    The Trust is the only investment company in the "Fund Complex."

TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, and principal occupations for the last five years of each of the persons currently serving as the Executive Officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

----------------------------------------------------------------------------------------------------------------------
                         POSITION WITH
       NAME AND            TRUST AND                PRINCIPAL OCCUPATIONS
    DATE OF BIRTH        LENGTH OF TERM                IN PAST 5 YEARS              OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------
James F. Volk            President          Chief Accounting Officer and Chief                 None
(08/28/62)              (since 2003)        Compliance Officer of SEI Investment
                                            Manager Services since 2004. Senior
                                            Operations Officer of SEI
                                            Investments, Fund Accounting and
                                            Administration from 1996 to 2004.
----------------------------------------------------------------------------------------------------------------------
Michael Lawson         Controller and       Director of Fund Accounting since                  None
(10/8/60)             Chief Financial       July 2005. Manager of Fund
                          Officer           Accounting at SEI Investments AVP
                       (since 2005)         from April 1995 through July 2005,
                                            excluding February 1998 through
                                            October 1998.
----------------------------------------------------------------------------------------------------------------------
Russell Emery         Chief Compliance      Chief Compliance Officer of SEI                    None
(12/18/62)                Officer           Structured Credit Fund, LP and SEI
                       (since 2006)         Alpha Strategy Portfolios, LP since
                                            June 2007. Chief Compliance Officer
                                            of SEI Opportunity Fund, L.P., SEI
                                            Institutional Managed Trust, SEI
                                            Asset Allocation Trust, SEI
                                            Institutional International Trust,
                                            SEI Institutional Investments Trust,
                                            SEI Daily Income Trust, SEI Liquid
                                            Asset Trust and SEI Tax Exempt Trust
                                            since March 2006. Director of
                                            Investment Product Management and
                                            Development, SEI Investments, since
                                            February 2003; Senior Investment
                                            Analyst - Equity Team, SEI
                                            Investments, from March 2000 to
                                            February 2003.
----------------------------------------------------------------------------------------------------------------------
Carolyn Mead         Vice President and     Counsel at SEI Investments since                   None
(07/08/57)               Secretary          2007. Associate at Stradley, Ronon,
                       (since 2007)         Stevens & Young from 2004 to 2007.
                                            Counsel at ING Variable Annuities
                                            from 1999 to 2002.
----------------------------------------------------------------------------------------------------------------------
Timothy D. Barto     Vice President and     General Counsel and Secretary of                   None
(03/28/68)               Assistant          SIMC and the Administrator since
                         Secretary          2004. Vice President of SIMC and the
                        (since 1999)        Administrator since 1999. Vice
                                            President and Assistant Secretary of
                                            SEI Investments since 2001.
                                            Assistant Secretary of SIMC, the
                                            Administrator and the Distributor,
                                            and Vice President of the
                                            Distributor from 1999 to 2003.
----------------------------------------------------------------------------------------------------------------------
James Ndiaye           Vice President       Vice President and Assistant                       None
(09/11/68)             and Assistant        Secretary of SIMC since 2005. Vice
                         Secretary          President at Deutsche Asset
                       (since 2004)         Management from 2003 to 2004.
                                            Associate at Morgan, Lewis & Bockius
                                            LLP from 2000 to 2003.
----------------------------------------------------------------------------------------------------------------------
Sofia A. Rosala        Vice President       Vice President and Assistant                       None
(02/01/74)             and Assistant        Secretary of SIMC and the
                         Secretary          Administrator since 2005. Compliance
                       (since 2006)         Officer at SEI Investments from 2001
                                            to 2004.
----------------------------------------------------------------------------------------------------------------------
Joseph Gallo           Vice President       Attorney for SEI Investments since                 None
(04/29/73)             and Assistant        2007. Associate Counsel at ICMA-RC
                        Secretary           from 2004 to 2007. Assistant
                       (since 2007)         Secretary of The VantageTrust
                                            Company in 2007. Assistant Secretary
                                            of The Vantagepoint Funds from 2006
                                            to 2007. Investigator, U.S.
                                            Department of Labor from 2002 to
                                            2004.
----------------------------------------------------------------------------------------------------------------------
Andrew S. Decker        AML Officer         Compliance Officer and Product                     None
(08/22/63)              (since 2008)        Manager of SEI Investments from 2005
                                            through 2008. Vice President of Old
                                            Mutual Capital from 2000 to 2005.
----------------------------------------------------------------------------------------------------------------------

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the NYSE is open for business. Shares of the Funds are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90 day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of a Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of a Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Administrator, market prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that is intended to supplement the discussion contained in the Funds' prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Funds' prospectuses is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATIONS AS A RIC

Each Fund intends to qualify and elects to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The Board reserves the right not to maintain the qualification of each Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

In order to be taxable as a RIC, each Fund must distribute annually to its shareholders at least 90% of its net investment income (generally net investment income plus the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income, including, generally, certain gains from options, futures, and forward contracts derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in qualified publicly traded partnerships (the "Qualifying Income Requirement"); (ii) at the end of each fiscal quarter of each Fund's taxable year, at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or more than 10% of the outstanding voting securities of such issuer; and (iii) at the end of each fiscal quarter of each Fund's taxable year, not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers that each Fund controls and which are engaged in the same, or similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

A Fund may invest in ETFs that are not registered or regulated under the 1940 Act. These ETFs typically invest in commodities, precious metals, currency or other types of investments. The income and gain received by a Fund from its investment in such ETFs and ETNs may not be qualifying income for purposes of the Qualifying Income Requirement. The Funds have entered into an agreement with Lipper(R) that they will remove ETFs and ETNs which are referenced in the Conservative Index, Moderate Index and Growth Index which will produce income which may not be qualifying income for purposes of the Qualifying Income Requirement as of the beginning of the next quarter reset of the Indexes. The taxation of some of these ETFs and ETNs, however, is uncertain and it is not guaranteed that all of the ETFs and ETNs a Fund will invest in will produce qualifying income. Each Fund intends to monitor their investments in ETFs and ETNs in an effort to limit its non-qualifying income under the Qualifying Income Requirement to be under 10% of each Fund's gross income. For example, a Fund may make investments in Substitute Securities in order to gain exposure to the Indexes but manage the non-qualifying income for such Fund. Substitute Securities may be securities issued by entities which are subject to entity level taxes, which may negatively affect the return on such investments.

If a Fund fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction and individuals may be able to benefit from the lower tax rates available to qualified dividend income.

FEDERAL EXCISE TAX

Notwithstanding the Distribution Requirement described above, which only requires each Fund to distribute at least 90% of its annual investment company income and does not require any minimum distribution of net capital gain, each Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute, by the end of any calendar year, at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. The Funds intend to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. A Fund may, in certain circumstances, be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.

SHAREHOLDER TREATMENT

The Funds' dividends that are paid to their corporate shareholders and are attributable to qualifying dividends they received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

The Funds receive income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Funds, constitutes the Funds' net investment income from which dividends may be paid to you. Any distributions by the Funds from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Funds will be eligible for the reduced maximum tax rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Funds receive qualified dividend income on the securities they hold and the Funds designate the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become "ex-dividend" (which is the day on which declared distributions (dividends or capital gains) are deducted from a Fund's assets before it calculates the net asset value) with respect to such dividend (and a Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2010. Distributions by a Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of a Fund's net capital gains will be taxable as long-term capital gains regardless of how long a Fund's shares have been held by the shareholder. The Funds will report annually to their shareholders the amount of the Funds' distributions that qualify for the reduced tax rates on qualified dividend income.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be re-characterized as a return of capital to the shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Funds and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Any gain or loss recognized on a sale, exchange, or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

FOREIGN TAXES. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to, and will, file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit or a deduction with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders' federal income tax. If a Fund makes the election, the Fund will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

STATE TAXES. Depending upon state and local law, distributions by the Funds to their shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from rules for federal income taxation described above. No Fund is liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Funds.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Funds. Investment in Government National Mortgage Association ("Ginnie Mae") or Federal National Mortgage Association ("Fannie Mae") securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

TAX TREATMENT OF COMPLEX SECURITIES. The Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Funds are treated as ordinary income or capital gain, accelerate the recognition of income to the Funds and/or defer the Funds' ability to recognize losses, and, in limited cases, subject the Funds' to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Funds.

Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Funds. Similarly, foreign exchange losses realized by the Funds on the sale of debt securities are generally treated as ordinary losses by the Funds. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Funds' ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital.

With respect to investments in STRIPS, TRs, and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

OTHER TAX POLICIES. In certain cases, the Funds will be required to withhold, at the applicable withholding rate, and remit to the United States Treasury, such withheld amounts on any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Funds that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person or U.S. resident alien.

Non-U.S. investors in the Funds may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Funds.

BROKERAGE ALLOCATION AND OTHER FUND BROKERAGE PRACTICES

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of the Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Funds.

For the fiscal period from May 21, 2007 (commencement of operations) to January 31, 2008, the Funds paid the following aggregate brokerage commissions on portfolio transactions:

---------------------------------------------------------------------------
           AGGREGATE DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID
---------------------------------------------------------------------------
 FUND
---------------------------------------------------------------------------
SmartGrowth ETF Lipper(R) Optimal
Conservative Index Fund                           $XX
--------------------------------------------------------------------------
SmartGrowth ETF Lipper(R) Optimal
Moderate Index Fund                               $XX
--------------------------------------------------------------------------
SmartGrowth ETF Lipper(R) Optimal
Growth Index Fund                                 $XX
--------------------------------------------------------------------------

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, Fund strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the fiscal period from May 21, 2007 (commencement of operations) to January 31, 2008, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser:

----------------------------------------------------------------------------------------
                                                               TOTAL DOLLAR AMOUNT OF
                                    TOTAL DOLLAR AMOUNT OF     TRANSACTIONS INVOLVING
                                  BROKERAGE COMMISSIONS FOR   BROKERAGE COMMISSIONS FOR
FUND                                 RESEARCH SERVICES           RESEARCH SERVICES
----------------------------------------------------------------------------------------
SmartGrowth ETF Lipper(R)
Optimal Conservative Index Fund              $XX                         $XX
----------------------------------------------------------------------------------------
SmartGrowth ETF Lipper(R)
Optimal Moderate Index Fund                  $XX                         $XX
-------------------------------------------------------------------------- -------------
SmartGrowth ETF Lipper(R)
Optimal Growth Index Fund                    $XX                         $XX
----------------------------------------------------------------------------------------

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal period from May 21, 2007 (commencement of operations) to January 31, 2008, the Funds paid the following aggregate brokerage commissions on portfolio transactions effected by affiliated brokers. All amounts shown were paid to the Distributor and reflect fees paid in connection with Fund repurchase agreement transactions.

-----------------------------------------------------------------------------------------------
                                                                              PERCENTAGE OF
                                                                            AGGREGATE DOLLAR
                               AGGREGATE DOLLAR      PERCENTAGE OF TOTAL        AMOUNT OF
                              AMOUNT OF BROKERAGE         BROKERAGE           TRANSACTIONS
                              COMMISSIONS PAID TO     COMMISSIONS PAID        EFFECTED THROUGH
FUND                           AFFILIATED BROKERS    TO AFFILIATED BROKERS  AFFILIATED BROKERS
-----------------------------------------------------------------------------------------------
SmartGrowth ETF Lipper(R)
Optimal Conservative Index
Fund                                  $XX                    XX%                   XX%
-----------------------------------------------------------------------------------------------
SmartGrowth ETF Lipper(R)
Optimal Moderate Index
Fund                                  $XX                    XX%                   XX%
-----------------------------------------------------------------------------------------------
SmartGrowth ETF Lipper(R)
Optimal Growth Index
Fund                                  $XX                    XX%                   XX%
-----------------------------------------------------------------------------------------------

SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. For the fiscal period May 21, 2007 (commencement of operations) to January 31, 2008, the Funds.

PORTFOLIO HOLDINGS

The Board has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds' portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Funds' shareholders and those of the Funds' Adviser, principal underwriter, or any affiliated person of the Funds, the Adviser, or the principal underwriter. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer ("Adviser CCO") to authorize the release of the Funds' portfolio holdings, as necessary, in conformity with the foregoing principles. The Adviser CCO, either directly or through reports by the Funds' Chief Compliance Officer, reports quarterly to the Board regarding the operation and administration of such policies and procedures.

Pursuant to applicable law, the Funds are required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each January 31, April 30, July 31, and October 31). Each Fund will disclose a complete or summary schedule of investments (which includes each of the Fund's 50 largest holdings in unaffiliated issuers and each investment in unaffiliated issuers that exceeds one percent of the Fund's net asset value ("Summary Schedule")) in its Semi-Annual and Annual Reports which are distributed to Fund shareholders. Each Fund's complete schedule of investments following the first and third fiscal quarters is available in quarterly holdings reports filed with the SEC on Form N-Q, and each Fund's complete schedule of investments following the second and fourth fiscal quarters is available in Semi-Annual and Annual Reports filed with the SEC on Form N-CSR.

Fund filings on Form N-Q and Form N-CSR are not distributed to Fund shareholders but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. Should a Fund include only a Summary Schedule rather than a complete schedule of investments in its Semi-Annual and Annual Reports, its Form N-CSR will be available without charge, upon request, by calling 1-888-465-5722.

In addition to information provided to shareholders and the general public, portfolio holdings information may be disclosed as frequently as daily to certain service providers, such as the custodian, administrator or transfer agent, in connection with their services to the Funds. From time to time rating and ranking organizations, such as S&P, Lipper and Morningstar, Inc., may request non-public portfolio holdings information in connection with rating the Fund. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants or other third-parties may request portfolio holdings information in order to assess the risks of a Fund's portfolio along with related performance attribution statistics. The lag time for such disclosures will vary. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information. The Funds' Chief Compliance Officer will regularly review these arrangements and will make periodic reports to the Board regarding disclosure pursuant to such arrangements.

The Funds' policies and procedures provide that the Adviser's CCO may authorize disclosure of non-public portfolio holdings information to such parties at differing times and/or with different lag times. Prior to making any disclosure to a third party, the Adviser's CCO must determine that such disclosure serves a reasonable business purpose, is in the best interests of the Fund's shareholders and that to the extent conflicts between the interests of the Fund's shareholders and those of the Fund's Adviser, principal underwriter, or any affiliated person of the Fund exist, such conflicts are addressed. Portfolio holdings information may be disclosed no more frequently than monthly to ratings agencies, consultants and other qualified financial professionals or individuals. The disclosures will not be made sooner than three days after the date of the information.

With the exception of disclosures to rating and ranking organizations as described above, the Funds require any third party receiving non-public holdings information to enter into a confidentiality agreement with the Adviser. The confidentiality agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that the recipient has a duty not to trade on the non-public information and will use such information solely to analyze and rank the Funds, or to perform due diligence and asset allocation, depending on the recipient of the information.

The Funds' policies and procedures prohibit any compensation or other consideration from being paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, Adviser and its affiliates or recipient of the Funds' portfolio holdings information.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each Fund, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of a Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Funds' property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Trust's Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that each Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

CODES OF ETHICS

The Board of Trustees, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, Distributor and Administrator have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review the Funds' proxy voting record.

The Trust is required to disclose annually each Fund's complete proxy voting records on Form N-PX. Beginning August 31, 2008, the Funds' proxy voting record for the most recent 12 month period ended June 30th will be available upon request by calling (866)-392-2626 or by writing to the Funds at One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Funds' Form N-PX will also available on the SEC's website at www.sec.gov.

5% AND 25% SHAREHOLDERS

As of May 1, 2008, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the Act. The Trust believes that most of the shares referred to below were held by the below persons in account for their fiduciary, agency or custodial customers.

-------------------------------------------------------------------------
                                 NUMBER OF                         % OF
NAME AND ADDRESS                   SHARES          CLASS          CLASS
-------------------------------------------------------------------------
-------------------------------------------------------------------------

-------------------------------------------------------------------------

-------------------------------------------------------------------------

-------------------------------------------------------------------------

INDEX INFORMATION

The Adviser and Lipper have entered into a Master Services Agreement granting the Adviser a non-transferable license to access and use the Lipper Optimal Index Service in connection with the Adviser's management of the Funds. In exchange for a fee paid by the Adviser, Lipper agrees to provide the Adviser, on a quarterly basis, with the Lipper Optimal Index Service, which includes the Lipper Very Aggressive Optimal Index, the Lipper Aggressive Optimal Index, the Lipper Moderate Optimal Index, the Lipper Conservative Optimal Index and the Lipper Very Conservative Optimal Index. A reference by Lipper to a particular Fund or security is not a recommendation to buy, sell or hold that Fund or security or any other security.

LIPPER DOES NOT GUARANTEE THE ACCURACY AND RELIABILITY OF THE LIPPER OPTIMAL INDEX SERVICE AND LIPPER SHALL HAVE NO LIABILITY FOR ANY FAULT, INTERRUPTION, DELAY, INACCURACY, ERROR OR OMISSION OF THE LIPPER OPTIMAL INDEX SERVICE CAUSING DAMAGES TO THE ADVISER OR CUSTOMERS OF THE ADVISER UNLESS DUE TO THE GROSS NEGLIGENCE OR WILLFUL MISCONDUCT OF LIPPER. LIPPER DOES NOT MAKE ANY WARRANTY, EXPRESSED OR IMPLIED, AS TO THE RESULTS THAT MAY BE OBTAINED FROM THE USE OF THE LIPPER OPTIMAL INDEX SERVICE. LIPPER EXPRESSLY DISCLAIMS ANY CONDITION OF QUALITY AND ANY IMPLIED WARRANTY OF TITLE, NON-INFRINGEMENT, MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE LIPPER OPTIMAL INDEX SERVICE. WITHOUT LIMITING ANY OF THE FOREGOING, UNDER NO CIRCUMSTANCES WILL LIPPER HAVE ANY LIABILITY FOR ANY INDIRECT, INCIDENTAL, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), REGARDLESS OF WHETHER SUCH DAMAGES COULD HAVE BEEN FORESEEN OR PREVENTED.

                              APPENDIX A - RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1               This is the highest category by Standard and Poor's (S&P)
           and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2               Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

      -    Leading market positions in well-established industries.

      -    High rates of return on funds employed.

      - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch Inc., which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

            - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

            - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1              Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2              Satisfactory  capacity to pay  principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P
---

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Moody's
-------

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch Inc. ("Fitch")
--------------------

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson
-------

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings. While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                            APPENDIX B - PROXY VOTING

                      HENNION & WALSH ASSET MANAGEMENT INC.
                        IA POLICIES AND PROCEDURES MANUAL
                              12/27/2006 to Current

POLICY
------

Hennion & Walsh Asset Management Inc., as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

BACKGROUND
----------

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of Its clients; (b) to disclose to clients how they may obtain Information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

RESPONSIBILITY
--------------

Kevin Mahn has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

PROCEDURE
---------

Hennion & Walsh Asset Management Inc. has adopted procedures to implement the firm's policy and reviews to monitor and insure the firm's policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

VOTING PROCEDURES
-----------------

o All employees will forward any proxy materials received on behalf of clients to Teresa Incao;

o Teresa Incao will determine which client accounts hold the security to which the proxy relates;

o Absent material conflicts, Kevin Mahn will determine how Hennion & Walsh Asset Management Inc. should vote the proxy in accordance with applicable voting guidelines, complete the proxy and vote the proxy in a timely and appropriate manner.

DISCLOSURE

o Hennion & Walsh Asset Management Inc. will provide conspicuously displayed information in its Disclosure Document summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how Hennion & Walsh Asset Management Inc. voted a client's proxies, and that clients may request a copy of these policies and procedures.

o Kevin Mahn will also send a copy of this summary to all existing clients who have previously received Hennion & Walsh Asset Management Inc.'s Disclosure Document; or Kevin Mahn may send each client the amended Disclosure Document. Either mailing shall highlight the inclusion of information regarding proxy voting.

CLIENT REQUESTS FOR INFORMATION

o All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to Teresa Incao.

o In response to any requesters Windowsill prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Hennion & Walsh Asset Management Inc. voted the client's proxy with respect to each proposal about which client inquired.

VOTING GUIDELINES

o In the absence of specific voting guidelines from the client, Hennion & Walsh Asset Management Inc. will vote proxies in the best interests of each particular client. Hennion & Walsh Asset Management Inc.'s policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on Hennion & Walsh Asset Management Inc.'s voting authority in the same manner that they may place such restrictions on the actual selection of account securities.

o Hennion & Walsh Asset Management Inc. will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditors non-audit services.

o Hennion & Walsh Asset Management Inc. will generally vote against proposals that cause board members to become entrenched or cause unequal voting rights.

o In reviewing proposals, Hennion & Walsh Asset Management Inc. will further consider the opinion of management and the effect on management, and the effect on shareholder value and the issuer's business practices.

o Kevin Mahn may decide that it is in the best economic interest of the customers not to vote proxies. The cost of voting the proxies outweigh the benefits. In this case Kevin Mahn will document the reasons.

o Hennion & Walsh Asset Management Inc. does not intent to use proxy votes to become shareholder activists.

CONFLICTS OF INTEREST

o Hennion & Walsh Asset Management Inc. will identify any conflicts that exist between the Interests of the adviser and the client by reviewing the relationship of Hennion & Walsh Asset Management Inc. with the issuer of each security to determine if Hennion & Walsh Asset Management Inc. or any of its employees has any financial, business or personal relationship with the issuer.

o If a material conflict of interest exists, Kevin Mahn will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

o Hennion & Walsh Asset Management Inc. will maintain a record of the voting resolution of any conflict of interest;

RECORDKEEPING

Kevin Mahn shall retain the following proxy records in accordance with the SEC's five-year retention requirement.

o     These policies and procedures and any amendments;

o     Each proxy statement that Hennion & Walsh Asset Management Inc. receives;

o     A record of each vote that Hennion & Walsh Asset Management Inc. casts;

o Any document Hennion & Walsh Asset Management Inc. created that was material to making a decision how to vote proxies, or that memorializes that decision including periodic reports to Kevin Mahn or proxy committee, if applicable.

o A copy of each written request from a client for information on how Hennion & Walsh Asset Management Inc. voted such client's proxies, and a copy of any written response.

                            PART C: OTHER INFORMATION

ITEM 23. Exhibits:

(a)       The Advisors' Inner Circle Fund II's (the "Registrant") Amended and Restated Agreement and Declaration of Trust dated
          July 24, 1992, as amended and restated February 18, 2004 and August 10, 2004, is incorporated herein by reference to exhibit (a)(3) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No.
          33-50718), filed with the U.S. Securities Exchange Commission (the "SEC") via EDGAR Accession No. 0001135428-04-000490
          on September 17, 2004.

(b)       Registrant's Amended and Restated By-laws are incorporated herein by reference to exhibit (b) of Post-Effective
          Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via
          EDGAR Accession No. 0000935069-05-001457 on June 1, 2005.

(c)       Not Applicable.

(d)(1)    Amended and Restated Investment Advisory Agreement dated May 31, 2000 as amended and restated as of May 21, 2001, between the Registrant and Horizon Advisers, is incorporated herein by reference to exhibit (d)(16) of Post-Effective
          Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via
          EDGAR Accession No. 0001135428-01-500044 on May 31, 2001.

(d)(2)    Schedule dated November 15, 2005 to the Amended and Restated Investment Advisory Agreement dated May 31, 2000, as amended and restated May 21, 2001, between the Registrant and Horizon Advisers, is incorporated herein by reference to
          Exhibit (d)(2) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No.
          33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000667 on November 18, 2005.

(d)(3)    Expense Limitation Agreement dated May 31, 2007 between the Registrant and Horizon Advisers, relating to the Hancock
          Horizon Strategic Income Bond Fund, Hancock Horizon Burkenroad Fund and Hancock Horizon Treasury Securities Money Market
          Fund, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 58 to the Registrant's
          Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000187 on May 31, 2007.

(d)(4)    Expense Limitation Agreement dated May 31, 2007 between the Registrant and Horizon Advisers, relating to the Hancock
          Horizon Prime Money Market Fund, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No.
          58 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession
          No. 0001135428-07-000187 on May 31, 2007.

(d)(5)    Investment Advisory Agreement dated November 30, 2004 between the Registrant and Champlain Investment Partners, LLC, is
          incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 40 to the Registrant's Registration
          Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31,
          2005.

(d)(6)    Revised Schedule A to the Investment Advisory Agreement dated November 30, 2004 between the Registrant and Champlain
          Investment Partners, LLC, relating to the Champlain Mid Cap Fund, to be filed by amendment.

(d)(7)    Expense Limitation Agreement between the Registrant and Champlain Investment Partners, LLC, relating to the Champlain
          Mid Cap Fund, to be filed by amendment.

(d)(8)    Investment Advisory Agreement dated December 21, 2004 between the Registrant and W.H. Reaves & Co. Inc. is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on
          Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.

(d)(9)    Investment Advisory Agreement dated June 14, 2005 between the Registrant and Utendahl Capital Management L.P. is
          incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 45 to the Registrant's Registration
          Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September
          29, 2005.

(d)(10)   Investment Advisory Agreement dated September 27, 2006 between the Registrant and Perimeter Capital Management, LLC is
          incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 50 to the Registrant's Registration
          Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000445 on September
          29, 2006.

(d)(11)   Investment Advisory Agreement dated April 13, 2007 between the Registrant and Aberdeen Asset Management Inc. is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 65 to the Registrant's Registration
          Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001116502-07-002196 on November
          28, 2007.

(d)(12)   Investment Sub-Advisory Agreement dated April 13, 2007 between Aberdeen Asset Management Inc. and Aberdeen Asset
          Management Investment Services, Ltd. is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment
          No. 58 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR
          Accession No. 0001135428-07-000187 on May 31, 2007.

(d)(13)   Investment Sub-Advisory Agreement dated April 13, 2007 between Aberdeen Asset Management Inc. and Aberdeen Asset
          Management Asia Limited is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 58 to the
          Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No.
          0001135428-07-000187 on May 31, 2007.

(d)(14)   Investment Advisory Agreement dated June 7, 2007 between the Registrant and Hennion & Walsh Asset Management, Inc. is
          incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 65 to the Registrant's Registration
          Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001116502-07-002196 on November
          28, 2007.

(d)(15)   Form of Investment Advisory Agreement between the Registrant and Frost Investment Advisors, LLC is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 71 to the Registrant's Registration Statement on Form
          N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000142 on April 1, 2008.

(d)(16)   Form of Investment Sub-Advisory Agreement between Frost Investment Advisors, LLC and Hoover Investment Management Co.,
          LLC is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 71 to the Registrant's
          Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000142 on April 1, 2008.

(d)(17)   Form of Investment Sub-Advisory Agreement between Frost Investment Advisors, LLC and Kempner Capital Management, Inc. is
          incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 71 to the Registrant's Registration
          Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000142 on April 1,
          2008.

(d)(18)   Form of Investment Sub-Advisory Agreement between Frost Investment Advisors, LLC and Thornburg Investment Management,
          Inc. is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 71 to the Registrant's
          Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000142 on April 1, 2008.

(d)(19)   Form of Investment Sub-Advisory Agreement between Frost Investment Advisors, LLC and Luther King Capital Management
          Corporation is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 71 to the
          Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No.
          0001135428-08-000142 on April 1, 2008.

(d)(20)   Form of Expense Limitation Agreement between the Registrant and Frost Investment Advisors, LLC, relating to the Frost
          Core Growth Equity Fund, Frost Dividend Value Equity Fund, Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Hoover
          Small-Mid Cap Equity Fund, Frost International Equity Fund, Frost Low Duration Bond Fund, Frost Total Return Bond Fund,
          Frost Municipal Bond Fund, Frost Low Duration Municipal Bond Fund, Frost Kempner Treasury and Income Fund, Frost LKCM
          Multi-Cap Equity Fund, Frost LKCM Small-Mid Cap Equity Fund, and Frost Strategic Balanced Fund is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A
          (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000157 on April 16, 2008.

(d)(21)   Form of Investment Advisory Agreement between the Registrant and GRT Capital Partners, LLC is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A
          (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000068 on February 12, 2008.

(d)(22)   Form of Expense Limitation Agreement between the Registrant and GRT Capital Partners, LLC, relating to the GRT Value
          Fund is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 73 to the Registrant's
          Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000157 on April 16, 2008.

(d)(23)   Investment Advisory Agreement dated December 3, 2007 between the Registrant and Equinox Fund Management, LLC is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 66 to the Registrant's Registration
          Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000581 on December
          28, 2007.

(d)(24)   Form of Expense Limitation Agreement between the Registrant and Equinox Fund Management, LLC is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A
          (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001116502-07-002196 on November 28, 2007.

(e)(1)    Distribution Agreement dated January 28, 1993, as amended and restated as of November 14, 2005, between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment
          No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR
          Accession No. 0001135428-06-000209 on May 31, 2006.

(e)(2)    Form of Sub-Distribution and Servicing Agreement for SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A
          (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000209 on May 31, 2006.

(f)       Not Applicable.

(g)(1)    Custody Agreement dated May 31, 2000 between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (g) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A
          (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.

(g)(2)    Mutual Fund Custody Agreement dated September 1, 2004 between the Registrant and Wachovia Bank, National Association
          (now, U.S. Bank, N.A.) is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 38 to the
          Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No.
          0001135428-05-000029 on January 14, 2005.

(g)(3)    Amendment and Attachment C dated May 11, 2007 to the Mutual Fund Custody Agreement dated September 1, 2004 between the
          Registrant and U.S. Bank, N.A. is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 59
          to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No.
          0001135428-07-000217 on June 15, 2007.

(g)(4)    Revised Amendment and Attachment C, relating to the to the Mutual Fund Custody Agreement dated September 1, 2004 between the Registrant and U.S. Bank, N.A., related to Champlain Mid Cap Fund to be filed by amendment.

(g)(5)    Custody Agreement dated February 8, 2007 between the Registrant and The Northern Trust Company is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A
          (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000100 on March 7, 2007.

(g)(6)    Custody Agreement between the Registrant and Union Bank of California is incorporated herein by reference to Exhibit
          (g)(5) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718),
          filed with the SEC via EDGAR Accession No. 0001135428-07-000581 on December 28, 2007.

(g)(7)    Appendices A, B and C to the Custody Agreement between the Registrant and Union Bank of California relating to the Frost
          Core Growth Equity Fund, Frost Dividend Value Equity Fund, Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Hoover
          Small-Mid Cap Equity Fund, Frost International Equity Fund, Frost Low Duration Bond Fund, Frost Total Return Bond Fund,
          Frost Municipal Bond Fund, Frost Low Duration Municipal Bond Fund, Frost Kempner Treasury and Income Fund, Frost LKCM
          Multi-Cap Equity Fund, Frost LKCM Small-Mid Cap Equity Fund, Frost Strategic Balanced Fund and the GRT Value Fund, to be
          filed by amendment.

(h)(1)    Administration Agreement dated January 28, 1993, as amended and restated as of November 12, 2002, by and between the
          Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (h)(2) of
          Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-03-000338 on May 30, 2003.

(h)(2)    Amended Schedule dated February 1, 2006 to the Administration Agreement dated January 28, 1993, as amended and restated
          November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Hancock Horizon
          Family of Funds, is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 54 to the
          Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No.
          0001135428-06-000517 on November 28, 2006.

(h)(3)    Amendment and Attachment 1 dated November 30, 2004 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the
          Champlain Small Company Fund, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 45
          to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No.
          0001135428-05-000569 on September 29, 2005.

(h)(4)    Amendment and Attachment 1 dated December 21, 2004 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Reaves
          Select Research Fund, is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 45 to the
          Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No.
          0001135428-05-000569 on September 29, 2005.

(h)(5)    Amendment and Attachment 1 dated June 14, 2005 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the UCM
          Institutional Money Market Fund, is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No.
          48 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession
          No. 0001135428-06-000209 on May 31, 2006.

(h)(6)    Amendment and Attachment 1 dated July 29, 2006 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Perimeter
          Small Cap Growth Fund, is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 56 to the
          Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No.
          0001135428-07-000044 on February 13, 2007.

(h)(7)    Amendment and Attachment 1 dated May 11, 2007 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Aberdeen
          Emerging Markets Fund, is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 58 to the
          Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No.
          0001135428-07-000187 on May 31, 2007.

(h)(8)    Amendment and Attachment 1 dated May 31, 2007 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the
          SmartGrowth ETF Lipper Optimal Conservative Index Fund, SmartGrowth ETF Lipper Optimal Moderate Index Fund, and
          SmartGrowth ETF Lipper Optimal Growth Index Fund, is incorporated herein by reference to Exhibit (h)(9) of
          Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000217 on June 15, 2007.

(h)(9)    Amendment and Attachment 1 dated December 3, 2007 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the
          MutualHedge Equity Long-Short Legends Fund, MutualHedge Event Driven Legends Fund, MutualHedge Quantitative Trading
          Legends Fund, MutualHedge Institutional Global Arbitrage Fund and MutualHedge Institutional Multi-Strategy Fund, is
          incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 66 to the Registrant's Registration
          Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000581 on December
          28, 2007.

(h)(10)   Amendment and Attachment 1 to the Administration Agreement dated January 28, 1993, as amended and restated November 12,
          2002, between the Registrant and SEI Investments Global Funds Services, relating to the Frost Core Growth Equity Fund,
          Frost Dividend Value Equity Fund, Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Hoover Small-Mid Cap Equity
          Fund, Frost International Equity Fund, Frost Low Duration Bond Fund, Frost Total Return Bond Fund, Frost Municipal Bond
          Fund, Frost Low Duration Municipal Bond Fund, Frost Kempner Treasury and Income Fund, Frost LKCM Multi-Cap Equity Fund,
          Frost LKCM Small-Mid Cap Equity Fund, and Frost Strategic Balanced Fund, to be filed by amendment.

(h)(11)   Amendment and Attachment 1 to the Administration Agreement dated January 28, 1993, as amended and restated November 12,
          2002, between the Registrant and SEI Investments Global Funds Services, relating to the GRT Value Fund, to be filed by amendment.

(h)(12)   Amendment and Attachment 1 to the Administration Agreement dated January 28, 1993, as amended and restated November 12,
          2002, between the Registrant and SEI Investments Global Funds Services, relating to the Champlain Mid Cap Fund, to be filed by amendment.

(h)(13)   Shareholder Services Plan dated May 31, 2000, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to exhibit (h)(15) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A
          (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000912057-00-026908 on May 31, 2000.

(h)(14)   Amended Schedule A dated August 13, 2001 to the Shareholder Services Plan dated May 31, 2000, relating to the Hancock
          Horizon Family of Funds, is incorporated herein by reference to exhibit (h)(5) of Post-Effective Amendment No. 35 to the
          Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No.
          0001135428-04-000232 on May 28, 2004.

(h)(15)   Shareholder Services Plan dated August 9, 2005 is incorporated herein by reference to Exhibit (h)(12) of Post-Effective
          Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via
          EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.

(h)(16)   Schedule A dated November 13, 2007 to the Shareholder Services Plan dated August 9, 2005 is incorporated herein by reference to Exhibit (h)(14) of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A
          (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001116502-07-002196 on November 28, 2007.

(h)(17)   Transfer Agency and Service Agreement dated May 31, 2000 between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (e)(2) of Post-Effective Amendment No. 35 to the Registrant's Registration
          Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28,
          2004.

(h)(18)   AML Amendment to the Transfer Agency and Service Agreement dated May 31, 2000 between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (e)(3) of Post-Effective Amendment No. 35 to the Registrant's
          Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.

(h)(19)   Amendment dated September 1, 2003 to the Transfer Agency and Service Agreement dated May 31, 2000 between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (e)(4) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No.
          0001135428-04-000232 on May 28, 2004.

(h)(20)   Agency Agreement dated August 10, 2004 between the Registrant and DST Systems, Inc. is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No.
          33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.

(h)(21)   Agency Agreement dated April 1, 2006 between the Registrant and DST Systems, Inc. to be filed by amendment.

(h)(22)   Transfer Agency and Service Agreement dated May 31, 2007 between the Trust and UMB Fund Services, Inc. is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on
          Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000581 on December 28, 2007.

(i)       Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, to be filed by amendment.

(j)       Consent of Independent Registered Public Accountants, Ernst & Young LLP, to be filed by amendment.

(k)       Not Applicable.

(l)       Not Applicable.

(m)(1)    Distribution Plan (compensation type) dated May 31, 2000, as amended November 16, 2004, is incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A
          (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000029 on January 14, 2005.

(m)(2)    Schedule A as amended November 16, 2004, to the Distribution Plan dated May 31, 2000, as amended November 16, 2004, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit (m)(2) of Post-Effective
          Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via
          EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.

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
(m)(3)    Schedule B dated November 16, 2004, as amended July 24, 2006, to the Distribution Plan dated May 31, 2000, as amended
          November 16, 2004, relating to the Reaves Select Research Fund, is incorporated herein by reference to Exhibit (m)(5) of
          Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000100 on March 7, 2007.

(m)(4)    Schedule C dated November 14, 2006, to the Distribution Plan dated May 31, 2000, as amended November 16, 2004, relating to the Aberdeen Emerging Markets Fund, is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment
          No. 65 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR
          Accession No. 0001116502-07-002196 on November 28, 2007.

(m)(5)    Schedule D dated February 22, 2007, to the Distribution Plan dated May 31, 2000, as amended November 16, 2004, relating to the SmartGrowth ETF Lipper Optimal Conservative Index Fund, SmartGrowth ETF Lipper Optimal Moderate Index Fund, and
          SmartGrowth ETF Lipper Optimal Growth Index Fund, is incorporated herein by reference to Exhibit (m)(7) of
          Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001116502-07-002196 on November 28, 2007.

(m)(6)    Schedule E dated November 14, 2007, to the Distribution Plan dated May 31, 2000, as amended November 16, 2004, relating to the MutualHedge Equity Long-Short Legends Fund and the MutualHedge Event Driven Legends Fund, is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form
          N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001116502-07-002196 on November 28, 2007.

(m)(7)    Schedule F dated February 19, 2008, to the Distribution Plan dated May 31, 2000, as amended November 16, 2004, relating to the GRT Value Fund, is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 70 to the
          Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No.
          0001135428-08-000097 on February 28, 2008.

(m)(8)    Schedule G dated March 10, 2008, to the Distribution Plan dated May 31, 2000, as amended November 16, 2004, relating to the Frost Core Growth Equity Fund, Frost Dividend Value Equity Fund, Frost Kempner Multi-Cap Deep Value Equity Fund,
          Frost Hoover Small-Mid Cap Equity Fund, Frost International Equity Fund, Frost Low Duration Bond Fund, Frost Total
          Return Bond Fund, Frost Municipal Bond Fund, Frost Low Duration Municipal Bond Fund, Frost Kempner Treasury and Income
          Fund, Frost LKCM Multi-Cap Equity Fund, Frost LKCM Small-Mid Cap Equity Fund, and Frost Strategic Balanced Fund, is
          incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 71 to the Registrant's Registration
          Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000142 on April 1,
          2008.

(m)(9)    Distribution Plan (reimbursement type) as approved by the Board of Trustees on February 23, 2005 is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form
          N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.

(m)(10)   Schedule A dated February 23, 2005 to the Distribution Plan approved by the Board of Trustees on February 23, 2005, relating to the Champlain Small Company Fund, is incorporated herein by reference to Exhibit (m)(6) of Post-Effective
          Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via
          EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.

(m)(11)   Schedule B to the Distribution Plan as approved by the Board of Trustees on February 23, 2005, relating to the Champlain
          Mid Cap Fund, to be filed by amendment.

(n)       Amended and Restated Rule 18f-3 Multiple Class Plan dated August 2005 and Schedules and Certificates of Class
          Designation thereto, to be filed by amendment.

(o)       Not Applicable.

(p)(1)    Registrant's Code of Ethics is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 65 to
          the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No.
          0001116502-07-002196 on November 28, 2007.

(p)(2)    SEI Investments Global Funds Services and SEI Investments Funds Management Code of Ethics dated January 2006 is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 48 to the Registrant's Registration
          Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000209 on May 31,
          2006.

(p)(3)    Hancock Bank and Trust Code of Ethics is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment
          No. 58 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR
          Accession No. 0001135428-07-000187 on May 31, 2007.

(p)(4)    Champlain Investment Partners, LLC Code of Ethics is incorporated herein by reference to Exhibit (p)(4) of
          Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001116502-07-002196 on November 28, 2007.

(p)(5)    W.H. Reaves & Co., Inc. Code of Ethics is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment
          No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR
          Accession No. 0001135428-07-000581 on December 28, 2007.

(p)(6)    Perimeter Capital Management, LLC Code of Ethics is incorporated herein by reference to Exhibit (p)(7) of Post-Effective
          Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via
          EDGAR Accession No. 0001135428-06-000445 on September 29, 2006.

(p)(7)    Aberdeen Asset Management Inc., Aberdeen Asset Management Investment Services, Ltd. and Aberdeen Asset Management Asia
          Limited combined Code of Ethics is incorporated herein by reference to Exhibit (p)(8) of Post-Effective Amendment No. 52
          to the  Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No.
          0001135428-06-000461 on October 10, 2006.

(p)(8)    Utendahl Capital Management, L.P. Code of Ethics is incorporated herein by reference to Exhibit (p)(9) of Post-Effective
          Amendment No. 56 to the  Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via
          EDGAR Accession No. 0001135428-07-000044 on February 13, 2007.

(p)(9)    Hennion & Walsh Asset Management, Inc. Code of Ethics is incorporated herein by reference to Exhibit (p)(10) of
          Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000100 on March 7, 2007.

(p)(10)   Equinox Fund Management, LLC Code of Ethics is incorporated herein by reference to Exhibit (p)(10) of Post-Effective
          Amendment No. 65 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via
          EDGAR Accession No. 0001116502-07-002196 on November 28, 2007.

(p)(11)   Frost Investment Advisors, LLC Code of Ethics is incorporated herein by reference to Exhibit (p)(11) of Post-Effective
          Amendment No. 71 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via
          EDGAR Accession No. 0001135428-08-000142 on April 1, 2008.

(p)(12)   Hoover Investment Management Co., LLC Code of Ethics is incorporated herein by reference to Exhibit (p)(12) of
          Post-Effective Amendment No. 71 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000142 on April 1, 2008.

(p)(13)   Kempner Capital Management, Inc. Code of Ethics is incorporated herein by reference to Exhibit (p)(13) of Post-Effective
          Amendment No. 71 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via
          EDGAR Accession No. 0001135428-08-000142 on April 1, 2008.

(p)(14)   Thornburg Investment Management, Inc. Code of Ethics is incorporated herein by reference to Exhibit (p)(14) of
          Post-Effective Amendment No. 71 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000142 on April 1, 2008.

(p)(15)   Luther King Capital Management Corporation Code of Ethics is incorporated herein by reference to Exhibit (p)(15) of
          Post-Effective Amendment No. 71 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000142 on April 1, 2008.

(p)(16)   GRT Capital Partners, LLC Code of Ethics to be filed by amendment.

ITEM 24. Persons Controlled By or Under Common Control with Registrant:

Not Applicable.

ITEM 25. Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act"), may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. Business and Other Connections of the Investment Advisers:

Other business, profession, vocation or employment of a substantial nature in which each director or principal officer of each Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Aberdeen Asset Management Inc.
------------------------------

Aberdeen Asset Management ("Aberdeen") serves as investment adviser for the Registrant's Aberdeen Emerging Markets Fund. The principal business address of Aberdeen is 1735 Market Street, 37th Floor, Philadelphia, PA 19103. Aberdeen is an investment adviser registered under the Investment Advisers Act of 1940.

----------------------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                 NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
----------------------------------------------------------------------------------------------
Martin Gilbert,                   Aberdeen Asset Management        Chief Executive Officer
Chairman and Director                       PLC
----------------------------------------------------------------------------------------------
Gary Bartlett,                               --                              --
CEO and Director
----------------------------------------------------------------------------------------------
Bev Hendry,                                  --                              --
Vice President and Director
----------------------------------------------------------------------------------------------
Andrew Smith,                                --                              --
CFO and Director
----------------------------------------------------------------------------------------------
Sue Mullin,                                  --                              --
Vice President
----------------------------------------------------------------------------------------------
Shahreza Yusof,                              --                              --
Director
----------------------------------------------------------------------------------------------
Vincent Esposito,                Aberdeen Fund Distributors         Principal, President
Director                                    LLC
----------------------------------------------------------------------------------------------
Bruce Rodio,                                 --                              --
Director
----------------------------------------------------------------------------------------------
Alan Goodson,                                --                              --
Vice President
----------------------------------------------------------------------------------------------
Gary Swiman,                     Aberdeen Fund Distributors      CCO and Financial Operations
CCO                                         LLC                           Principal
----------------------------------------------------------------------------------------------
Alexa DiGiorgio,                             --                              --
COO and Vice President
----------------------------------------------------------------------------------------------
Rob Sellar                                   --                              --
Vice President
----------------------------------------------------------------------------------------------
Tim Sullivan                                 --                              --
Vice President
----------------------------------------------------------------------------------------------
Jennifer Nichols,                            --                              --
Vice President and Secretary
----------------------------------------------------------------------------------------------

Aberdeen Asset Management Investment Services Limited
-----------------------------------------------------

Aberdeen Asset Management Investment Services Limited ("AAMISL") serves as sub-adviser for the Registrant's Aberdeen Emerging Markets Fund. The principal business address of AAMISL is One Bow Churchyard London, England EC4M 9HH. AAMISL is an investment adviser registered under the Investment Advisers Act of 1940. [To be completed by amendment].

----------------------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                 NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

Aberdeen Asset Management Asia Limited
--------------------------------------

Aberdeen Asset Management Asia Limited ("AAMAL") serves as sub-adviser for the Registrant's Aberdeen Emerging Markets Fund. The principal business address of AAMAL is 21 Church Street, #01-01 Capital Square Two, Singapore 049480. AAMAL is an investment adviser registered under the Investment Advisers Act of 1940. [To be completed by amendment].

----------------------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                 NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

Champlain Investment Partners, LLC
----------------------------------

Champlain Investment Partners, LLC ("Champlain") serves as the investment adviser for the Registrant's Champlain Small Company Fund and Champlain Mid Cap Fund. The principal address of Champlain is 346 Shelburne Road, Burlington, Vermont 05401. Champlain is an investment adviser registered under the Investment Advisers Act of 1940.

----------------------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                 NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
----------------------------------------------------------------------------------------------
Scott T. Brayman                             --                              --
Managing Partner
----------------------------------------------------------------------------------------------
Judith W. O' Connell                         --                              --
Managing Partner
----------------------------------------------------------------------------------------------
Deborah Healey                               --                              --
Partner
----------------------------------------------------------------------------------------------
Van Harissis                                 --                              --
Partner
----------------------------------------------------------------------------------------------
David M. O'Neal                              --                              --
Partner
----------------------------------------------------------------------------------------------
Dan Butler                                   --                              --
Partner
----------------------------------------------------------------------------------------------
Mary Michel                                  --                              --
Partner
----------------------------------------------------------------------------------------------
Wendy Nunez                                  --                              --
Partner
----------------------------------------------------------------------------------------------

Equinox Fund Management, LLC
----------------------------

Equinox Fund Management, LLC ("Equinox") serves as investment adviser for the Registrant's MutualHedge Equity Long-Short Legends Fund, MutualHedge Event Driven Legends Fund, MutualHedge Quantitative Trading Legends Fund, MutualHedge Institutional Global Arbitrage Fund and MutualHedge Institutional Multi-Strategy Fund. The principal business address for Equinox is 1660 Lincoln Street, Suite 100, Denver, CO 80264. Equinox is an investment adviser registered under the Investment Advisers Act of 1940.

----------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                             NAME OF OTHER COMPANY           CONNECTION WITH OTHER COMPANY
----------------------------------------------------------------------------------------------------------------
     Robert Enck- President, Chief                      --                                   --
           Executive Officer
----------------------------------------------------------------------------------------------------------------
  Richard E. Bornhoft-Chairman of the     The Bornhoft Group Corporation   President and Chief Executive Officer
    Board, Chief Investment Officer
----------------------------------------------------------------------------------------------------------------
Ron S. Montano-Chief Compliance Officer   The Bornhoft Group Corporation         Chief Operations Officer
----------------------------------------------------------------------------------------------------------------
    John C. Plimpton-Member of the                      --                                  --
          Executive Committee
----------------------------------------------------------------------------------------------------------------
  Brent Bales-Chief Financial Officer     The Bornhoft Group Corporation          Chief Financial Officer
----------------------------------------------------------------------------------------------------------------
    John R. Zumbrunn-Member of the                      --                                  --
          Executive Committee
----------------------------------------------------------------------------------------------------------------

Frost Investment Advisors, LLC
------------------------------

Frost Investment Advisors, LLC ("Frost") serves as investment adviser for the Registrant's Frost Core Growth Equity Fund, Frost Dividend Value Equity Fund, Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Hoover Small-Mid Cap Equity Fund, Frost International Equity Fund, Frost Low Duration Bond Fund, Frost Total Return Bond Fund, Frost Municipal Bond Fund, Frost Low Duration Municipal Bond Fund, Frost Kempner Treasury and Income Fund, Frost LKCM Multi-Cap Equity Fund and the Frost LKCM Small-Mid Cap Equity Fund, and Frost Strategic Balanced Fund. The principal business address for Frost is 100 West Houston Street, San Antonio, Texas 78205-1414. Frost is an investment adviser registered under the Investment Advisers Act of 1940.

----------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                             NAME OF OTHER COMPANY           CONNECTION WITH OTHER COMPANY
----------------------------------------------------------------------------------------------------------------
 Tom L. Stringfellow, Chief Executive                   --                                     --
              Officer
----------------------------------------------------------------------------------------------------------------
 Nick White, Chief Compliance Officer                   --                                     --
----------------------------------------------------------------------------------------------------------------
   Gerardo Salinas, Chief Financial                     --                                     --
              Officer
----------------------------------------------------------------------------------------------------------------
 Stan McCormick, Corporate Counsel and                  --                                     --
             Secretary
----------------------------------------------------------------------------------------------------------------

GRT Capital Partners, LLC
-------------------------

GRT Capital Partner, LLC ("GRT") serves as investment adviser for the Registrant's GRT Value Fund. The principal business address for GRT is 50 Milk Street, Boston, 21st Floor, Massachusetts 02109. GRT is an investment adviser registered under the Investment Advisers Act of 1940.

----------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                             NAME OF OTHER COMPANY           CONNECTION WITH OTHER COMPANY
----------------------------------------------------------------------------------------------------------------
  Rudolph K. Kluiber- Managing Member      Steinway Musical Instruments,                    Director
        and Investment Adviser,                        Inc.
----------------------------------------------------------------------------------------------------------------

Hennion & Walsh Asset Management, Inc.
--------------------------------------

Hennion & Walsh Asset Management, Inc. ("H&W") serves as the investment adviser for the Registrant's SmartGrowth ETF Lipper Optimal Conservative Index Fund, SmartGrowth ETF Lipper Optimal Moderate Index Fund, and SmartGrowth ETF Lipper Optimal Growth Index Fund. The principal business address for H&W is 2001 Route 46, Waterview Plaza, Parsippany, New Jersey 07054. H&W is an investment adviser registered under the Investment Advisers Act of 1940.

----------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                             NAME OF OTHER COMPANY            CONNECTION WITH OTHER COMPANY
----------------------------------------------------------------------------------------------------------------
William Walsh, President                       Hennion & Walsh, Inc.                       Officer
                                          ----------------------------------------------------------------------
                                          Hennion & Walsh Wealth Advisors                  Officer
----------------------------------------------------------------------------------------------------------------
Richard Hennion, Executive Vice                Hennion & Walsh, Inc.                       Officer
President                                 ----------------------------------------------------------------------
                                          Hennion & Walsh Wealth Advisors                  Officer
----------------------------------------------------------------------------------------------------------------
Debbie Williams, Chief Financial               Hennion & Walsh, Inc.                       Officer
Officer                                   ----------------------------------------------------------------------
                                          Hennion & Walsh Wealth Advisors                  Officer
----------------------------------------------------------------------------------------------------------------
Al Vermitsky, Chief Compliance Officer         Hennion & Walsh, Inc.                       Officer
                                          ----------------------------------------------------------------------
                                          Hennion & Walsh Wealth Advisors                  Officer
----------------------------------------------------------------------------------------------------------------
Kevin Mahn, Chief Investment Officer &         Hennion & Walsh, Inc.                      Employee
Portfolio Manager
----------------------------------------------------------------------------------------------------------------

Hoover Investment Management Co., LLC
-------------------------------------

Hoover Investment Management Co., LLC ("Hoover") serves as the sub-adviser for the Registrant's Frost Hoover Small-Mid Cap Equity Fund. The principal address of Hoover is 600 California Street, Suite 550, San Francisco, California, 94108-2704. Hoover is an investment adviser registered under the Investment Advisers Act of 1940.

----------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                            NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
----------------------------------------------------------------------------------------------------------------
Irene G. Hoover, CFA                                    --                                    --
Managing Member, Chief Investment
Officer
----------------------------------------------------------------------------------------------------------------
Steve Cullen                                            --                                    --
Director of Equity Trading and Market
Analysis
----------------------------------------------------------------------------------------------------------------
Beverly Hoffmann                                        --                                    --
Chief Financial Officer and Director
of Compliance
----------------------------------------------------------------------------------------------------------------
David Schneider                                         --                                    --
Sr. Research Analyst
----------------------------------------------------------------------------------------------------------------
Christian Ledoux, CFA                                   --                                    --
Sr. Research Analyst
----------------------------------------------------------------------------------------------------------------
Steve Colbert, CFA                                      --                                    --
Sr. Research Analyst
----------------------------------------------------------------------------------------------------------------
Jane Hecht                                              --                                    --
Director of Operations
----------------------------------------------------------------------------------------------------------------
Nancy Rimington                                         --                                    --
Director of Client Service and
Marketing
----------------------------------------------------------------------------------------------------------------
William Hoover                                          --                                    --
Director of Technology
----------------------------------------------------------------------------------------------------------------

Horizon Advisers
----------------

Horizon Advisers serves as the investment adviser for the Registrant's Hancock Horizon Family of Funds (Strategic Income Bond Fund, Value Fund, Growth Fund, Burkenroad Fund, Treasury Securities Money Market Fund and Prime Money Market
Fund). The principal address of Horizon Advisers is One Hancock Plaza, Post Office Box 4019, Gulfport, Mississippi 39502-4019. Horizon Advisers is an investment adviser registered under the Investment Advisers Act of 1940.

----------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                              NAME OF OTHER COMPANY            CONNECTION WITH OTHER COMPANY
----------------------------------------------------------------------------------------------------------------
John Portwood                                             --                                  --
Chief Investment Strategist
-----------------------------------------------------------------------------------------------------------------
David Lundgren                                            --                                  --
Director of Equities and Research
----------------------------------------------------------------------------------------------------------------
Jeffrey Tanguis                                           --                                  --
Director of Fixed Income
----------------------------------------------------------------------------------------------------------------
Ashley Cosgriff                                           --                                  --
Securities Trader
----------------------------------------------------------------------------------------------------------------
Paula Chastain                                            --                                  --
Portfolio Manager
----------------------------------------------------------------------------------------------------------------
Kristy Oehms                                              --                                  --
Portfolio Analyst
----------------------------------------------------------------------------------------------------------------
Sarah Carter                                              --                                  --
Securities Trader
----------------------------------------------------------------------------------------------------------------
Shaw Breland                                              --                                  --
Performance Analyst
----------------------------------------------------------------------------------------------------------------
Kendra Cain                               Hancock Investment Services, Inc.           Compliance Director
Chief Compliance Officer
----------------------------------------------------------------------------------------------------------------

Kempner Capital Management, Inc.
--------------------------------

Kempner Capital Management, Inc. ("Kempner") serves as the sub-adviser for the Registrant's Frost Kempner Multi-Cap Deep Value Equity Fund and Frost Kempner Treasury and Income Fund. The principal address of Kempner is 2201 Market Street, 12th Floor FNB Building, Galveston, Texas, 77550-1503. Kempner is an investment adviser registered under the Investment Advisers Act of 1940.

------------------------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                    NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
------------------------------------------------------------------------------------------------
Harris L. Kempner, Jr.                   H. Kempner Trust                    Trustee
President                                  Association
                                   -------------------------------------------------------------
                                      Legacy Holding Company                 Director
                                   -------------------------------------------------------------
                                        Balmorhea Ranches                    Director
                                   -------------------------------------------------------------
                                       Frost Bank-Galveston              Advisory Director
                                   -------------------------------------------------------------
                                    Cullen Frost Bankers Inc.-           Director Emeritus
                                           San Antonio
                                   -------------------------------------------------------------
                                    Kempner Securities GP, LLC            General Partner
                                   -------------------------------------------------------------
                                    Galveston Finance GP, LLC             General Partner
------------------------------------------------------------------------------------------------

Luther King Capital Management Corporation
------------------------------------------

Luther King Capital Management Corporation ("Luther King") serves as the sub-adviser for the Registrant's Frost LKCM Multi-Cap Equity Fund and Frost LKCM Small-Mid Cap Equity Fund. The principal address of Luther King is 301 Commerce Street, Suite 1600, Fort Worth, Texas, 76102. Luther King is an investment adviser registered under the Investment Advisers Act of 1940.

------------------------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                    NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
------------------------------------------------------------------------------------------------
J. Luther King, Jr.                             --                              --
Principal/President/Portfolio
Manager
------------------------------------------------------------------------------------------------
Scot C. Hollmann                                --                              --
Principal/Portfolio Manager
------------------------------------------------------------------------------------------------
Paul W. Greenwell                               --                              --
Principal/Portfolio Manager
------------------------------------------------------------------------------------------------
David L. Dowler                                 --                              --
Principal/Portfolio Manager
------------------------------------------------------------------------------------------------
J. Bryan King                                   --                              --
Principal/Portfolio Manager
------------------------------------------------------------------------------------------------
Steven R. Purvis                                --                              --
Principal/Portfolio Manager
------------------------------------------------------------------------------------------------
Gary G. Walsh                                   --                              --
Principal/Portfolio Manager
------------------------------------------------------------------------------------------------
Jacob D. Smith                                  --                              --
General Counsel and Chief
Compliance Officer
------------------------------------------------------------------------------------------------

Perimeter Capital Management, LLC
---------------------------------

Perimeter Capital Management, LLC ("Perimeter") serves as the investment adviser for the Registrant's Perimeter Small Cap Growth Fund. The principal business address of Perimeter is Five Concourse Parkway, Suite 2725, Atlanta, Georgia 30328. Perimeter is an investment adviser registered under the Investment Advisers Act of 1940.

------------------------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                    NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
------------------------------------------------------------------------------------------------
G. Bradley Ball, Managing           Trusco Capital Management,       Former Managing Partner &
Partner & CEO, Perimeter                       Inc.                  Executive Vice President,
Capital Management                                                      Institutional Sales
------------------------------------------------------------------------------------------------
Mark D. Garfinkel, CFA,             Trusco Capital Management,       Former Managing Partner &
Managing Partner & CIO,                        Inc.                   Small Cap Growth Manager
Perimeter Capital Management

------------------------------------------------------------------------------------------------
James N. Behre, Managing            Trusco Capital Management,     Former V.P., Senior Research
Partner & Dir of Research,                     Inc.                          Analyst
Perimeter Capital Management
------------------------------------------------------------------------------------------------
Christopher J. Paolella,            Trusco Capital Management,     Former V.P., Consultant Sales
Managing Partner & Director of                 Inc.
Marketing, Perimeter Capital
Management
------------------------------------------------------------------------------------------------
Theresa N. Benson, Partner &        Trusco Capital Management,      Former V.P., Institutional
Director of Client Relations,                  Inc.                            Sales
Perimeter Capital Management
------------------------------------------------------------------------------------------------
Adam C. Stewart, CFA, Partner       Trusco Capital Management,        Former V.P., Director of
& Director of Trading & Chief                  Inc.                            Trading
Compliance Officer
------------------------------------------------------------------------------------------------
Patrick W. Kirksey, Partner &       Trusco Capital Management,     Former V.P., Research Analyst
Senior Research Analyst                        Inc.
------------------------------------------------------------------------------------------------
Carrie A. Tallman, Partner &        Trusco Capital Management,      Former Associate, Research
Research Analyst                               Inc.                          Analyst
------------------------------------------------------------------------------------------------

Thornburg Investment Management, Inc.
-------------------------------------

Thornburg Investment Management, Inc. ("Thornburg") serves as the sub-adviser for the Registrant's Frost International Equity Fund. The principal address of Thornburg is 119 East Marcy Street, Suite 202, Santa Fe, New Mexico, 87501-2046. Thornburg is an investment adviser registered under the Investment Advisers Act of 1940.

------------------------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                    NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
------------------------------------------------------------------------------------------------
Brian McMahon                                   --                              --
President and CEO
------------------------------------------------------------------------------------------------

Utendahl Capital Mnagement L.P.
-------------------------------

Utendahl Capital Management L.P. ("Utendahl") serves as the investment adviser for the Registrant's UCM Institutional Money Market Fund. The principal business address of Utendahl is 30 Broad Street, 21st Floor, New York, NY 10004. Utendahl is an investment adviser registered under the Investment Advisers Act of 1940.

---------------------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                 NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
---------------------------------------------------------------------------------------------
Penny Zuckerwise, Chief            Lebenthal Funds Inc.        Director (2002 to Present)
                                  -----------------------------------------------------------
Executive Officer                     Boston Advisors          Director (2002 to Present)
                                  -----------------------------------------------------------
                                      Boldcap Ventures     Managing Partner (2001 to Present)
                                  -----------------------------------------------------------
                                       Wiserock, LLC         Managing Member (1999 to 2004)
---------------------------------------------------------------------------------------------
Jo Ann Corkran, Chief
Investment Officer                           --                             --
---------------------------------------------------------------------------------------------
Steven Schneider, Chief
Operating Officer                      Deutsche Bank        Managing Director (1998 to 2005)
---------------------------------------------------------------------------------------------
Thomas Mandel, Managing
Director                                     --                             --
---------------------------------------------------------------------------------------------
Kim Beckley, Marketing
Director                                     --                             --
---------------------------------------------------------------------------------------------
Jerald P. Menozzi Jr., Managing
Director, Mortgage Strategies                --                             --
---------------------------------------------------------------------------------------------

W.H. Reaves  & Co., Inc.
------------------------

W.H. Reaves & Co., Inc. ("WH Reaves") serves as the investment adviser for the Registrant's Reaves Select Research Fund. The principal business address of WH Reaves is 10 Exchange Place, 18th Floor, Jersey City, NJ 07302. WH Reaves is an investment adviser registered under the Investment Advisers Act of 1940.

---------------------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                 NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
---------------------------------------------------------------------------------------------
John Bartlett                                --                             --
Vice President
---------------------------------------------------------------------------------------------
Louis Cimino                                 --                             --
Vice President and Treasurer
---------------------------------------------------------------------------------------------
William Ferer                                --                             --
President
---------------------------------------------------------------------------------------------
Thomas Harmke                                --                             --
Assistant Vice President
---------------------------------------------------------------------------------------------
David Pass                                   --                             --
Vice President, and Corporate
Secretary
---------------------------------------------------------------------------------------------
Thomas Porter                                --                             --
Vice President
---------------------------------------------------------------------------------------------
William Reaves                               --                             --
Non Executive Chairman
---------------------------------------------------------------------------------------------
Stacy Saul                                   --                             --
Vice President
---------------------------------------------------------------------------------------------
Ronald Sorenson                              --                             --
Vice Chairman and Chief
Executive Officer
---------------------------------------------------------------------------------------------
Rowland Wilhelm                              --                             --
Vice President
---------------------------------------------------------------------------------------------
Kathleen Vuchetich                           --                             --
Vice President
---------------------------------------------------------------------------------------------

ITEM 27. Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

      SEI Daily Income Trust                                 July 15, 1982
      SEI Liquid Asset Trust                                 November 29, 1982
      SEI Tax Exempt Trust                                   December 3, 1982
      SEI Index Funds                                        July 10, 1985
      SEI Institutional Managed Trust                        January 22, 1987
      SEI Institutional International Trust                  August 30, 1988
      The Advisors' Inner Circle Fund                        November 14, 1991
      The Advisors' Inner Circle Fund II                     January 28, 1993
      Bishop Street Funds                                    January 27, 1995
      SEI Asset Allocation Trust                             April 1, 1996
      SEI Institutional Investments Trust                    June 14, 1996
      Oak Associates Funds                                   February 27, 1998
      CNI Charter Funds                                      April 1, 1999
      iShares Inc.                                           January 28, 2000
      iShares Trust                                          April 25, 2000
      Optique Funds, Inc.                                    November 1, 2000
      Causeway Capital Management Trust                      September 20, 2001
      Barclays Global Investors Funds                        March 31, 2003
      SEI Opportunity Fund, LP                               October 1, 2003
      The Arbitrage Funds                                    May 17, 2005
      The Turner Funds                                       January 1, 2006
      ProShares Trust                                        November 14, 2005
      Community Reinvestment Act Qualified Investment Fund   January 8, 2007
      Accessor Funds                                         March 1, 2007
      SEI Alpha Strategy Portfolios, LP                      June 29, 2007
      TD Asset Management USA Funds                          July 25, 2007
      SEI Structured Credit Fund, LP                         July 31, 2007

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                      Position and Office                                 Positions and Offices
Name                  with Underwriter                                    with Registrant
----                  ----------------                                    ---------------------
William M. Doran      Director                                                     --
Edward D. Loughlin    Director                                                     --
Wayne M. Withrow      Director                                                     --
Kevin Barr            President & Chief Executive Officer                          --
Maxine Chou           Chief Financial Officer & Treasurer                          --
Thomas Rodman         Chief Operations Officer                                     --
John C. Munch         General Counsel & Secretary                                  --
Karen LaTourette      Chief Compliance Officer, Anti-Money Laundering
                      Officer & Assistant Secretary                                --
Mark J. Held          Senior Vice President                                        --
Lori L. White         Vice President & Assistant Secretary                         --
John Coary            Vice President & Assistant Secretary                         --
John Cronin           Vice President                                               --
Robert McCarthy       Vice President                                               --
Robert Silvestri      Vice President                                               --
Michael Farrell       Vice President                                               --

ITEM  28. Location of Accounts and Records:

      Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

      (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
      (8); (12); and 31a-1(d), the required books and records are maintained at the offices of the Registrant's custodians:

                      Hancock Bank and Trust
                      One Hancock Plaza
                      P.O. Box 4019
                      Gulfport, Mississippi  39502

                      U.S. Bank, National Association
                      800 Nicollett Mall
                      Minneapolis, Minnesota 55402

                      Union Bank of California, National Association 475 Sansome Street
                      15th Floor
                      San Francisco, California  94111

                      The Northern Trust Company
                      50 La Salle Street
                      Chicago, Illinois 60675

      (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D);
      (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of the Registrant's administrator:

                      SEI Investment Global Funds Services
                      One Freedom Valley Drive
                      Oaks, Pennsylvania 19456

      (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's advisers:

                      Aberdeen Asset Management Inc.
                      1735 Market Street, 37th Floor,
                      Philadelphia, PA 19103

                      Aberdeen Asset Management Investment Services Limited One Bow Churchyard
                      London, England EC4M 9HH

                      Aberdeen Asset Management Asia Limited
                      21 Church Street,
                      #01-01 Capital Square Two, Singapore 049480

                      Champlain Investment Partners, LLC
                      346 Shelburne Road
                      Burlington, Vermont 05401

                      Equinox Fund Management, LLC
                      1660 Lincoln Street
                      Suite 100
                      Denver, Colorado 80264

                      Frost Investment Advisors, LLC
                      100 West Houston Street
                      15th Floor Tower
                      San Antonio, Texas 78205-1414

                      GRT Capital Partners, LLC
                      50 Milk Street, 21st Floor
                      Boston, Massachusetts, 02109

                      Hennion & Walsh Asset Management, Inc.
                      2001 Route 46
                      Waterview Plaza
                      Parsippany, New Jersey 07054

                      Hoover Investment Management Co., LLC
                      600 California Street, Suite 550
                      San Francisco, California, 94108-2704

                      Horizon Advisers
                      One Hancock Plaza
                      P.O. Box 4019
                      Gulfport, Mississippi 39502

                      Kempner Capital Management, Inc.
                      2201 Market Street, 12th Floor FNB Building
                      Galveston, Texas, 77550-1503

                      Luther King Capital Management Corporation
                      301 Commerce Street, Suite 1600
                      Fort Worth, Texas, 76102-4140

                      Perimeter Capital Management, LLC
                      Five Concourse Parkway
                      Suite 2725
                      Atlanta, Georgia 30328

                      Thornburg Investment Management, Inc.
                      119 East Marcy Street, Suite 202
                      Santa Fe, New Mexico, 87501-2046

                      Utendahl Capital Management L.P.
                      30 Broad Street, 21st Floor
                      New York, New York 10004

                      W.H. Reaves & Co., Inc.
                      10 Exchange Place, 18th Floor
                      Jersey City, New Jersey 07302

ITEM  29. Management Services:

        None.

ITEM  30. Undertakings:

        None.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund II is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 74 to Registration Statement No. 033-50718 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 22nd day of April, 2008.

                                              THE ADVISORS' INNER CIRCLE FUND II

                                                   By:  /s/ James F. Volk
                                                       -------------------------
                                                        James F. Volk, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

         *                             Trustee                    April 22, 2008
------------------------------------
William M. Doran

         *                             Trustee                    April 22, 2008
------------------------------------
Robert A. Nesher

         *                             Trustee                    April 22, 2008
------------------------------------
James M. Storey

         *                             Trustee                    April 22, 2008
------------------------------------
George J. Sullivan, Jr.

         *                             Trustee                    April 22, 2008
------------------------------------
Betty L. Krikorian

         *                             Trustee                    April 22, 2008
------------------------------------
Charles E. Carlbom

         *                             Trustee                    April 22, 2008
------------------------------------
Mitchell A. Johnson

/s/ James F. Volk                      President                  April 22, 2008
------------------------------------
James F. Volk

         *                             Controller &               April 22, 2008
------------------------------------   Chief Financial Officer
Michael Lawson

By:      /s/ James F. Volk
         ---------------------------
         James F. Volk

         Attorney-in-Fact, pursuant to the powers of attorney incorporated herein by reference to Post-Effective Amendment No. 64 of the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC on November 20, 2007.